UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Tax-Managed Balanced Fund Admiral™ Shares - VTMFX

Vanguard Tax-Managed Capital Appreciation Fund Admiral™ Shares - VTCLX

Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares - VTCIX

Vanguard Tax-Managed Small-Cap Fund Admiral™ Shares - VTMSX

Vanguard Tax-Managed Small-Cap Fund Institutional Shares - VTSIX

Vanguard Tax-Managed Balanced Fund
Admiral™ Shares (VTMFX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the Tax-Managed Balanced Composite Index. The Fund typically aims to hold 48% equities and 52% municipal bond securities to protect its tax-advantaged status.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Within the U.S. equity market, large-capitalization stocks outpaced small-caps for the 12 months, and growth stocks outperformed value by a substantial margin, largely driven by a handful of tech names.
  Municipal bonds, as measured by the Bloomberg 1–15 Year Municipal Index, returned 0.88%, underperforming the 1.33% return of the taxable investment-grade bond market, as measured by the Bloomberg U.S. Aggregate Float-Adjusted Index.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.17%	7.72%	7.50%
Tax-Managed Balanced Composite Index	12.32%	8.08%	7.75%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$10,356
Number of Portfolio Holdings	3,951
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$167
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	0.6%
Consumer Discretionary	7.3%
Consumer Staples	1.8%
Energy	1.5%
Financials	5.2%
Health Care	4.5%
Industrials	6.0%
Other	0.4%
Real Estate	1.1%
Technology	16.9%
Telecommunications	0.9%
Utilities	1.2%
Tax-Exempt Municipal Bonds	52.6%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR103

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares (VTCLX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund slightly underperformed its benchmark, the Russell 1000 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  With the sole exception of basic materials, all sectors in the Russell 1000 posted gains, mostly in double digits. Technology stocks led the charge, collectively returning about 38%.
  The Fund is index-oriented but—to maximize after-tax returns—its sample weighting veers from the benchmark more than a traditional index fund, so there will be higher tracking error. This was the case in 2024, as the Fund had a slightly underweight allocation to a few individual stocks that went on a tear during the 12 months.
  The tracking error can also go in the other direction. For the 10 years ended December 31, 2024, the Fund slightly outperformed its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	23.76%	14.27%	13.00%
Russell 1000 Index	24.51%	14.28%	12.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$23,420
Number of Portfolio Holdings	866
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$360
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.5%
Consumer Discretionary	15.8%
Consumer Staples	4.1%
Energy	3.3%
Financials	11.1%
Health Care	9.4%
Industrials	12.1%
Real Estate	2.4%
Technology	35.7%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5102

Vanguard Tax-Managed Capital Appreciation Fund
Institutional Shares (VTCIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund slightly underperformed its benchmark, the Russell 1000 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  With the sole exception of basic materials, all sectors in the Russell 1000 posted gains, mostly in double digits. Technology stocks led the charge, collectively returning about 38%.
  The Fund is index-oriented but—to maximize after-tax returns—its sample weighting veers from the benchmark more than a traditional index fund, so there will be higher tracking error. This was the case in 2024, as the Fund had a slightly underweight allocation to a few individual stocks that went on a tear during the 12 months.
  The tracking error can also go in the other direction. For the 10 years ended December 31, 2024, the Fund slightly outperformed its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	23.81%	14.30%	13.03%
Russell 1000 Index	24.51%	14.28%	12.87%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$23,420
Number of Portfolio Holdings	866
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$360
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.5%
Consumer Discretionary	15.8%
Consumer Staples	4.1%
Energy	3.3%
Financials	11.1%
Health Care	9.4%
Industrials	12.1%
Real Estate	2.4%
Technology	35.7%
Telecommunications	1.9%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR135

Vanguard Tax-Managed Small-Cap Fund
Admiral™ Shares (VTMSX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the S&P SmallCap 600 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Nine of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Energy and information technology, the two sectors that posted negative returns, detracted the most.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.61%	8.31%	8.88%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$9,494
Number of Portfolio Holdings	607
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$155
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	3.4%
Consumer Discretionary	14.7%
Consumer Staples	3.0%
Energy	4.6%
Financials	18.8%
Health Care	11.2%
Industrials	17.7%
Information Technology	12.1%
Materials	4.4%
Real Estate	7.6%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR116

Vanguard Tax-Managed Small-Cap Fund
Institutional Shares (VTSIX)
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the S&P SmallCap 600 Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Nine of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Energy and information technology, the two sectors that posted negative returns, detracted the most.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.64%	8.34%	8.92%
S&P SmallCap 600 Index	8.70%	8.36%	8.96%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$9,494
Number of Portfolio Holdings	607
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$155
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	3.4%
Consumer Discretionary	14.7%
Consumer Staples	3.0%
Energy	4.6%
Financials	18.8%
Health Care	11.2%
Industrials	17.7%
Information Technology	12.1%
Materials	4.4%
Real Estate	7.6%
Utilities	2.2%
Other Assets and Liabilities—Net	0.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR118

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$163,000	$153,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$163,000	$153,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Contents
Tax-Managed Balanced Fund	1
Tax-Managed Capital Appreciation Fund	73
Tax-Managed Small-Cap Fund	96
Report of Independent Registered Public Accounting Firm	115
Tax information	116

Tax-Managed Balanced Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (47.4%)
Basic Materials (0.6%)
	Linde plc	48,859	20,456
	Freeport-McMoRan Inc.	141,389	5,384
	Air Products and Chemicals Inc.	18,500	5,366
	Ecolab Inc.	21,275	4,985
	Element Solutions Inc.	120,371	3,061
*	SSR Mining Inc.	435,142	3,029
	Alcoa Corp.	70,034	2,646
*	MP Materials Corp.	121,163	1,890
	Newmont Corp.	50,141	1,866
	Reliance Inc.	6,900	1,858
	Fastenal Co.	21,246	1,528
	CF Industries Holdings Inc.	16,859	1,438
	Nucor Corp.	11,200	1,307
	Westlake Corp.	9,894	1,134
	Celanese Corp. Class A	14,628	1,012
	Albemarle Corp.	10,400	895
	Avery Dennison Corp.	4,600	861
	United States Steel Corp.	18,000	612
	Royal Gold Inc.	3,900	514
	Steel Dynamics Inc.	4,100	468
	Eastman Chemical Co.	5,040	460
	Mosaic Co.	18,068	444
	Ashland Inc.	6,198	443
	FMC Corp.	8,798	428
	LyondellBasell Industries NV Class A	5,638	419
	Timken Co.	5,841	417
	Scotts Miracle-Gro Co.	4,442	295
	NewMarket Corp.	390	206
			63,422
Consumer Discretionary (7.3%)
*	Amazon.com Inc.	855,096	187,600
*	Tesla Inc.	238,886	96,472
	Costco Wholesale Corp.	47,508	43,530
*	Netflix Inc.	47,459	42,301
	Home Depot Inc.	103,869	40,404
	Walmart Inc.	423,199	38,236
	Booking Holdings Inc.	3,778	18,771
	Lowe's Cos. Inc.	75,512	18,636
	McDonald's Corp.	62,436	18,100
	Walt Disney Co.	117,714	13,107
	TJX Cos. Inc.	106,628	12,882
*	Uber Technologies Inc.	178,112	10,744
*	Chipotle Mexican Grill Inc. Class A	164,600	9,925
	Starbucks Corp.	105,319	9,610
*	O'Reilly Automotive Inc.	8,103	9,609
	General Motors Co.	180,235	9,601
*	Copart Inc.	141,652	8,129
	Marriott International Inc. Class A	27,645	7,711
	Hilton Worldwide Holdings Inc.	30,445	7,525
*	AutoZone Inc.	2,094	6,705
*	Lululemon Athletica Inc.	15,881	6,073
	Target Corp.	41,325	5,586
	Delta Air Lines Inc.	89,337	5,405
	Lennar Corp. Class A	39,160	5,340
	Ross Stores Inc.	35,144	5,316
	DR Horton Inc.	37,302	5,216
	NIKE Inc. Class B	68,645	5,194
*	NVR Inc.	569	4,654
*	Live Nation Entertainment Inc.	35,096	4,545

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Deckers Outdoor Corp.	21,738	4,415
	eBay Inc.	70,733	4,382
	Yum! Brands Inc.	31,728	4,257
*	United Airlines Holdings Inc.	37,444	3,636
	Electronic Arts Inc.	23,473	3,434
	Tractor Supply Co.	62,570	3,320
	Toll Brothers Inc.	22,801	2,872
*	Trade Desk Inc. Class A	23,953	2,815
*	AutoNation Inc.	16,312	2,770
	PulteGroup Inc.	25,300	2,755
	Royal Caribbean Cruises Ltd.	11,931	2,752
*	Expedia Group Inc.	14,301	2,665
	Williams-Sonoma Inc.	14,178	2,625
*	Ulta Beauty Inc.	5,996	2,608
	Tempur Sealy International Inc.	37,140	2,105
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	2,018
*	Carnival Corp.	80,800	2,014
	Dick's Sporting Goods Inc.	8,512	1,948
*	Skechers USA Inc. Class A	28,459	1,914
*	MGM Resorts International	52,646	1,824
	Domino's Pizza Inc.	4,261	1,789
*	Take-Two Interactive Software Inc.	9,669	1,780
	News Corp. Class A	62,267	1,715
	Service Corp. International	19,876	1,587
	Dollar General Corp.	20,551	1,558
*	Burlington Stores Inc.	5,298	1,510
	Ford Motor Co.	150,000	1,485
*	Grand Canyon Education Inc.	8,837	1,448
*	Spotify Technology SA	3,225	1,443
	Southwest Airlines Co.	42,498	1,429
*	Carvana Co. Class A	6,796	1,382
*	Floor & Decor Holdings Inc. Class A	13,773	1,373
	Best Buy Co. Inc.	15,931	1,367
*	CarMax Inc.	16,457	1,346
	U-Haul Holding Co. (XNYS)	20,513	1,314
*	Bright Horizons Family Solutions Inc.	11,722	1,299
	Estee Lauder Cos. Inc. Class A	16,597	1,244
*	Petco Health & Wellness Co. Inc. Class A	315,216	1,201
	Gentex Corp.	39,660	1,139
	Rollins Inc.	23,436	1,086
	PVH Corp.	10,090	1,067
	Paramount Global Class A	46,330	1,033
*	Dollar Tree Inc.	12,588	943
	Thor Industries Inc.	9,533	912
	LKQ Corp.	24,254	891
*	Warner Bros Discovery Inc.	80,383	850
	New York Times Co. Class A	15,400	802
*	Rivian Automotive Inc. Class A	57,580	766
	Garmin Ltd.	3,700	763
	Lennar Corp. Class B	5,464	722
	Ralph Lauren Corp. Class A	3,073	710
*	Ollie's Bargain Outlet Holdings Inc.	6,100	669
	Lear Corp.	6,875	651
*	Valvoline Inc.	17,015	616
*	Madison Square Garden Sports Corp.	2,448	552
	Hyatt Hotels Corp. Class A	3,344	525
*	Capri Holdings Ltd.	23,605	497
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	468
	Aramark	12,100	451
	Wendy's Co.	24,919	406
	Pool Corp.	1,184	404
	Lithia Motors Inc. Class A	1,011	361
	Wynn Resorts Ltd.	3,700	319
*	Lyft Inc. Class A	24,479	316
	BorgWarner Inc.	8,952	285
*	Mattel Inc.	15,775	280
*	DraftKings Inc. Class A	6,161	229
*	Norwegian Cruise Line Holdings Ltd.	8,755	225
*	Liberty Media Corp.-Liberty Live Class A	3,224	215
	Las Vegas Sands Corp.	4,160	214

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Advance Auto Parts Inc.	4,451	211
*	Five Below Inc.	1,993	209
*	U-Haul Holding Co.	2,887	199
*	Aptiv plc	3,200	194
	Phinia Inc.	3,451	166
	Darden Restaurants Inc.	880	164
	Copa Holdings SA Class A	1,462	128
	Nexstar Media Group Inc. Class A	800	126
	RB Global Inc.	1,389	125
	Sirius XM Holdings Inc.	5,029	115
	Wyndham Hotels & Resorts Inc.	1,038	105
*	Etsy Inc.	1,500	79
	Choice Hotels International Inc.	444	63
*	Liberty Media Corp.-Liberty Live Class C	932	63
			761,640
Consumer Staples (1.8%)
	Procter & Gamble Co.	239,701	40,186
	Coca-Cola Co.	344,600	21,455
	PepsiCo Inc.	132,297	20,117
	McKesson Corp.	15,695	8,945
	Mondelez International Inc. Class A	148,238	8,854
	Kroger Co.	143,587	8,780
	Philip Morris International Inc.	61,456	7,396
*	Monster Beverage Corp.	130,246	6,846
*	Post Holdings Inc.	55,842	6,392
	Colgate-Palmolive Co.	59,644	5,422
	Corteva Inc.	75,255	4,287
	Constellation Brands Inc. Class A	17,884	3,952
	Cencora Inc.	15,012	3,373
	Church & Dwight Co. Inc.	30,778	3,223
	Kenvue Inc.	146,803	3,134
	General Mills Inc.	48,390	3,086
	Archer-Daniels-Midland Co.	51,496	2,602
	Hershey Co.	14,203	2,405
	Sysco Corp.	28,922	2,211
*	US Foods Holding Corp.	30,138	2,033
	Altria Group Inc.	37,080	1,939
	CVS Health Corp.	42,692	1,916
	McCormick & Co. Inc. (Non-Voting)	24,760	1,888
	Clorox Co.	10,000	1,624
	Tyson Foods Inc. Class A	27,013	1,552
*	Freshpet Inc.	10,261	1,520
	Casey's General Stores Inc.	3,314	1,313
	Brown-Forman Corp. Class B	28,038	1,065
*	Pilgrim's Pride Corp.	19,755	897
	Ingredion Inc.	6,341	872
	Walgreens Boots Alliance Inc.	93,105	869
	J M Smucker Co.	7,251	798
	Hormel Foods Corp.	22,456	704
	WK Kellogg Co.	38,526	693
	Kimberly-Clark Corp.	4,970	651
	Molson Coors Beverage Co. Class B	10,900	625
	Spectrum Brands Holdings Inc.	7,191	608
*	Performance Food Group Co.	6,632	561
	Keurig Dr Pepper Inc.	16,512	530
	Lamb Weston Holdings Inc.	7,500	501
	Campbell's Co.	7,400	310
	Kraft Heinz Co.	8,459	260
	Conagra Brands Inc.	5,800	161
			186,556
Energy (1.5%)
	Exxon Mobil Corp.	370,334	39,837
	Chevron Corp.	135,343	19,603
	ConocoPhillips	165,960	16,458
	Cheniere Energy Inc.	31,747	6,822
	Marathon Petroleum Corp.	48,458	6,760
	EOG Resources Inc.	41,056	5,033
	Diamondback Energy Inc.	29,914	4,901
	Schlumberger NV	121,700	4,666

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Devon Energy Corp.	141,993	4,648
	Occidental Petroleum Corp.	88,690	4,382
	Phillips 66	31,976	3,643
	Hess Corp.	27,022	3,594
	Range Resources Corp.	99,510	3,580
	Valero Energy Corp.	28,900	3,543
	Baker Hughes Co. Class A	84,847	3,480
	EQT Corp.	72,232	3,331
	Civitas Resources Inc.	68,683	3,151
	Coterra Energy Inc.	101,672	2,597
	Targa Resources Corp.	13,957	2,491
	Halliburton Co.	87,730	2,385
*	First Solar Inc.	12,625	2,225
	Williams Cos. Inc.	36,405	1,970
	ChampionX Corp.	68,231	1,855
	Murphy Oil Corp.	59,729	1,807
	ONEOK Inc.	13,704	1,376
	DT Midstream Inc.	8,587	854
	New Fortress Energy Inc. Class A	45,653	690
	APA Corp.	29,570	683
	NOV Inc.	43,700	638
	HF Sinclair Corp.	13,792	483
	Chord Energy Corp.	538	63
	Vitesse Energy Inc.	2,520	63
	Kinder Morgan Inc.	5	—
			157,612
Financials (5.2%)
*	Berkshire Hathaway Inc. Class B	178,962	81,120
	JPMorgan Chase & Co.	287,472	68,910
	Bank of America Corp.	768,288	33,766
	Wells Fargo & Co.	299,159	21,013
	S&P Global Inc.	38,135	18,992
	Goldman Sachs Group Inc.	31,593	18,091
	Morgan Stanley	142,641	17,933
	Progressive Corp.	64,645	15,490
	Chubb Ltd.	39,599	10,941
	Blackrock Inc.	10,561	10,826
	Marsh & McLennan Cos. Inc.	49,821	10,582
	Aon plc Class A	27,728	9,959
	Citigroup Inc.	137,658	9,690
	Charles Schwab Corp.	122,499	9,066
	Arch Capital Group Ltd.	90,343	8,343
	Moody's Corp.	16,498	7,810
	Intercontinental Exchange Inc.	50,126	7,469
	KKR & Co. Inc.	45,775	6,771
	Apollo Global Management Inc.	39,215	6,477
	Aflac Inc.	57,474	5,945
	First Citizens BancShares Inc. Class A	2,775	5,864
	Pinnacle Financial Partners Inc.	50,851	5,817
*	Coinbase Global Inc. Class A	23,338	5,795
	Allstate Corp.	28,624	5,518
	Ameriprise Financial Inc.	9,883	5,262
	PNC Financial Services Group Inc.	27,100	5,226
	Webster Financial Corp.	93,804	5,180
	CME Group Inc.	22,295	5,178
	MSCI Inc. Class A	8,302	4,981
	Travelers Cos. Inc.	20,181	4,861
	Discover Financial Services	23,903	4,141
	MetLife Inc.	50,516	4,136
	Assured Guaranty Ltd.	43,927	3,954
	Willis Towers Watson plc	11,000	3,446
	Hartford Financial Services Group Inc.	31,442	3,440
*	Markel Group Inc.	1,910	3,297
	American International Group Inc.	44,900	3,269
	Arthur J Gallagher & Co.	10,997	3,121
*	Robinhood Markets Inc. Class A	79,463	2,961
	Brown & Brown Inc.	28,718	2,930
	Bank of New York Mellon Corp.	37,001	2,843
	Raymond James Financial Inc.	17,151	2,664

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	W R Berkley Corp.	43,309	2,534
	Reinsurance Group of America Inc.	11,595	2,477
	Wintrust Financial Corp.	19,700	2,457
	Fifth Third Bancorp	55,196	2,334
	White Mountains Insurance Group Ltd.	1,198	2,330
	Broadridge Financial Solutions Inc.	10,218	2,310
	East West Bancorp Inc.	23,858	2,285
	US Bancorp	43,300	2,071
	FactSet Research Systems Inc.	4,244	2,038
	Jefferies Financial Group Inc.	25,339	1,987
	Nasdaq Inc.	24,069	1,861
	RenaissanceRe Holdings Ltd.	7,451	1,854
	Zions Bancorp NA	33,982	1,843
	Truist Financial Corp.	42,242	1,832
	Globe Life Inc.	15,679	1,748
	Regions Financial Corp.	66,902	1,574
	Assurant Inc.	7,101	1,514
	Cboe Global Markets Inc.	7,696	1,504
	State Street Corp.	14,788	1,451
	LPL Financial Holdings Inc.	4,000	1,306
*	Upstart Holdings Inc.	20,119	1,239
	Popular Inc.	12,967	1,220
	Western Alliance Bancorp	13,750	1,149
	MGIC Investment Corp.	45,667	1,083
	Hanover Insurance Group Inc.	6,939	1,073
	Ally Financial Inc.	28,516	1,027
	Cincinnati Financial Corp.	7,091	1,019
	Everest Group Ltd.	2,700	979
	KeyCorp	57,018	977
	Voya Financial Inc.	13,853	953
	Commerce Bancshares Inc.	15,000	935
	Tradeweb Markets Inc. Class A	7,100	930
	SEI Investments Co.	9,913	818
	Interactive Brokers Group Inc. Class A	4,420	781
	Huntington Bancshares Inc.	41,653	678
	Unum Group	9,127	667
	Equitable Holdings Inc.	14,088	664
	Morningstar Inc.	1,882	634
	Primerica Inc.	2,200	597
*	Brighthouse Financial Inc.	11,977	575
	Prudential Financial Inc.	4,712	558
	Synovus Financial Corp.	10,314	528
	Lincoln National Corp.	16,530	524
	T. Rowe Price Group Inc.	4,574	517
*	Credit Acceptance Corp.	1,061	498
	SLM Corp.	17,179	474
	BOK Financial Corp.	4,040	430
	Erie Indemnity Co. Class A	872	359
	Ares Management Corp. Class A	1,623	287
	Bank OZK	6,200	276
	Blue Owl Capital Inc. Class A	11,084	258
	Citizens Financial Group Inc.	5,800	254
	Fidelity National Financial Inc.	3,318	186
	Affiliated Managers Group Inc.	184	34
	Franklin Resources Inc.	1,525	31
	First Horizon Corp.	1,405	28
			535,628
Health Care (4.5%)
	Eli Lilly & Co.	84,163	64,974
	UnitedHealth Group Inc.	91,396	46,234
	AbbVie Inc.	152,730	27,140
	Johnson & Johnson	171,888	24,858
	Merck & Co. Inc.	236,521	23,529
	Thermo Fisher Scientific Inc.	40,487	21,063
*	Intuitive Surgical Inc.	38,465	20,077
	Abbott Laboratories	164,134	18,565
	Danaher Corp.	65,315	14,993
	Amgen Inc.	53,330	13,900
*	Boston Scientific Corp.	144,841	12,937

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Vertex Pharmaceuticals Inc.	27,730	11,167
	Stryker Corp.	30,849	11,107
	Cigna Group	37,282	10,295
	Zoetis Inc. Class A	52,768	8,597
	Elevance Health Inc.	23,239	8,573
	HCA Healthcare Inc.	27,941	8,386
*	Regeneron Pharmaceuticals Inc.	10,103	7,197
	Pfizer Inc.	227,072	6,024
	Gilead Sciences Inc.	58,702	5,422
*	IDEXX Laboratories Inc.	12,149	5,023
	Bristol-Myers Squibb Co.	82,022	4,639
*	IQVIA Holdings Inc.	23,271	4,573
	Agilent Technologies Inc.	29,707	3,991
*	Edwards Lifesciences Corp.	51,960	3,847
	Labcorp Holdings Inc.	15,797	3,623
	West Pharmaceutical Services Inc.	9,702	3,178
*	Novocure Ltd.	106,340	3,169
*	Waters Corp.	7,833	2,906
*	DaVita Inc.	18,873	2,822
	ResMed Inc.	11,912	2,724
	GE HealthCare Technologies Inc.	34,812	2,722
*	Exact Sciences Corp.	46,722	2,625
	Humana Inc.	10,348	2,625
	Becton Dickinson & Co.	10,976	2,490
*	Dexcom Inc.	29,116	2,264
*	Hologic Inc.	29,853	2,152
*	Tenet Healthcare Corp.	16,964	2,141
*	Molina Healthcare Inc.	7,010	2,040
*	Alnylam Pharmaceuticals Inc.	8,520	2,005
*	United Therapeutics Corp.	5,594	1,974
*	Neurocrine Biosciences Inc.	14,361	1,960
	Quest Diagnostics Inc.	12,819	1,934
*	Cooper Cos. Inc.	20,544	1,889
*	Veeva Systems Inc. Class A	8,933	1,878
*	Sarepta Therapeutics Inc.	15,123	1,839
	Revvity Inc.	13,223	1,476
	Universal Health Services Inc. Class B	7,717	1,385
	Bio-Techne Corp.	19,204	1,383
*	Acadia Healthcare Co. Inc.	33,932	1,345
*	Charles River Laboratories International Inc.	6,994	1,291
*	Centene Corp.	21,078	1,277
*	Biogen Inc.	8,113	1,241
*	Natera Inc.	7,188	1,138
*	Elanco Animal Health Inc.	83,136	1,007
*	Moderna Inc.	24,203	1,006
*	Penumbra Inc.	4,163	989
	Cardinal Health Inc.	8,345	987
*	Insulet Corp.	3,622	946
*	Align Technology Inc.	4,397	917
*	QIAGEN NV	20,328	905
*	Bio-Rad Laboratories Inc. Class A	2,729	897
	Zimmer Biomet Holdings Inc.	8,386	886
	STERIS plc	4,045	831
*	Illumina Inc.	5,800	775
*	Ionis Pharmaceuticals Inc.	20,616	721
*	Exelixis Inc.	20,965	698
	Chemed Corp.	1,300	689
*	Masimo Corp.	3,140	519
*	Globus Medical Inc. Class A	5,561	460
	Viatris Inc.	36,014	448
*	GRAIL Inc.	24,034	429
*	Apellis Pharmaceuticals Inc.	11,638	371
	Organon & Co.	21,892	327
	Encompass Health Corp.	3,143	290
*	Solventum Corp.	4,225	279
*	Tandem Diabetes Care Inc.	7,457	269
*	Sotera Health Co.	17,800	244
*	Fortrea Holdings Inc.	11,072	207
	Baxter International Inc.	6,400	187
*	Avantor Inc.	8,552	180

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	7,380	140
*	Envista Holdings Corp.	6,885	133
*	Incyte Corp.	1,508	104
	Teleflex Inc.	500	89
	Bruker Corp.	1,500	88
*	Enovis Corp.	667	29
			465,654
Industrials (6.0%)
	Visa Inc. Class A	155,425	49,120
	Mastercard Inc. Class A	81,186	42,750
	Accenture plc Class A	58,776	20,677
	American Express Co.	63,198	18,757
	General Electric Co.	105,976	17,676
	Caterpillar Inc.	46,357	16,816
	Union Pacific Corp.	62,443	14,239
	Honeywell International Inc.	62,875	14,203
	Deere & Co.	32,002	13,559
	RTX Corp.	111,761	12,933
	Capital One Financial Corp.	69,092	12,320
	Howmet Aerospace Inc.	105,166	11,502
*	Fiserv Inc.	53,944	11,081
	Eaton Corp. plc	32,455	10,771
	Lockheed Martin Corp.	21,492	10,444
	Sherwin-Williams Co.	29,768	10,119
	Quanta Services Inc.	30,093	9,511
	Automatic Data Processing Inc.	31,334	9,172
	GE Vernova Inc.	26,494	8,715
*	Boeing Co.	48,792	8,636
	United Rentals Inc.	12,074	8,505
	AMETEK Inc.	46,011	8,294
	TransDigm Group Inc.	6,285	7,965
	Trane Technologies plc	21,310	7,871
	Cintas Corp.	42,740	7,809
*	PayPal Holdings Inc.	90,787	7,749
	Illinois Tool Works Inc.	26,375	6,688
	CSX Corp.	206,690	6,670
	Vulcan Materials Co.	25,908	6,664
	Parker-Hannifin Corp.	10,202	6,489
	Emerson Electric Co.	47,090	5,836
	Martin Marietta Materials Inc.	11,027	5,695
	FedEx Corp.	19,937	5,609
	PACCAR Inc.	51,621	5,370
	Norfolk Southern Corp.	21,967	5,156
	Carrier Global Corp.	74,958	5,117
	Northrop Grumman Corp.	10,446	4,902
	Eagle Materials Inc.	18,979	4,683
*	Fair Isaac Corp.	2,234	4,448
	Ingersoll Rand Inc.	48,482	4,386
	Verisk Analytics Inc. Class A	14,147	3,896
*	Mettler-Toledo International Inc.	3,121	3,819
	AECOM	35,745	3,818
*	Axon Enterprise Inc.	6,300	3,744
	General Dynamics Corp.	13,091	3,449
*	Keysight Technologies Inc.	21,308	3,423
	Old Dominion Freight Line Inc.	19,242	3,394
	United Parcel Service Inc. Class B	26,876	3,389
	Equifax Inc.	12,823	3,268
	Global Payments Inc.	28,267	3,168
	HEICO Corp. Class A	17,003	3,164
	BWX Technologies Inc.	27,902	3,108
	Rockwell Automation Inc.	10,862	3,104
*	Teledyne Technologies Inc.	6,517	3,025
	Cummins Inc.	8,569	2,987
	Synchrony Financial	45,220	2,939
	Xylem Inc.	25,125	2,915
*	Kirby Corp.	27,000	2,857
	Lennox International Inc.	4,681	2,852
	L3Harris Technologies Inc.	13,517	2,842
	WW Grainger Inc.	2,682	2,827

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Middleby Corp.	20,834	2,822
	Berry Global Group Inc.	43,393	2,806
	Otis Worldwide Corp.	30,224	2,799
	Textron Inc.	36,284	2,775
	ITT Inc.	18,189	2,599
*	Block Inc. Class A	27,908	2,372
	Owens Corning	13,342	2,272
	Fortive Corp.	30,197	2,265
	Veralto Corp.	21,772	2,217
	IDEX Corp.	10,462	2,190
	3M Co.	16,900	2,182
	Jacobs Solutions Inc.	15,658	2,092
	TransUnion	22,383	2,075
	Johnson Controls International plc	25,378	2,003
*	XPO Inc.	15,015	1,969
	Packaging Corp. of America	8,446	1,901
	Esab Corp.	15,396	1,847
	PPG Industries Inc.	15,160	1,811
	Crown Holdings Inc.	21,733	1,797
	Nordson Corp.	8,492	1,777
	A O Smith Corp.	25,732	1,755
*	Trimble Inc.	24,487	1,730
	Masco Corp.	23,716	1,721
	Ball Corp.	30,525	1,683
*	Gates Industrial Corp. plc	81,389	1,674
*	Affirm Holdings Inc. Class A	27,352	1,666
	Valmont Industries Inc.	5,396	1,655
	Dover Corp.	8,810	1,653
	Allegion plc	12,151	1,588
*	Corpay Inc.	4,647	1,573
	JB Hunt Transport Services Inc.	8,852	1,511
	Tetra Tech Inc.	37,200	1,482
	Fidelity National Information Services Inc.	16,317	1,318
	AGCO Corp.	13,710	1,282
	Fortune Brands Innovations Inc.	18,587	1,270
	Carlisle Cos. Inc.	3,333	1,229
	Huntington Ingalls Industries Inc.	6,396	1,209
	Oshkosh Corp.	12,558	1,194
	Westinghouse Air Brake Technologies Corp.	6,010	1,139
*	Axalta Coating Systems Ltd.	32,960	1,128
*	Zebra Technologies Corp. Class A	2,910	1,124
	Booz Allen Hamilton Holding Corp. Class A	8,401	1,081
	Landstar System Inc.	6,235	1,072
	RPM International Inc.	8,489	1,045
	Toro Co.	13,011	1,042
	Pentair plc	10,087	1,015
	Silgan Holdings Inc.	18,967	987
	Armstrong World Industries Inc.	6,812	963
	WESCO International Inc.	4,845	877
	DuPont de Nemours Inc.	11,449	873
	AptarGroup Inc.	5,445	855
	Donaldson Co. Inc.	12,229	824
	Knight-Swift Transportation Holdings Inc. Class A	14,300	758
	Curtiss-Wright Corp.	2,100	745
	Regal Rexnord Corp.	4,625	717
	Snap-on Inc.	2,097	712
	Lincoln Electric Holdings Inc.	3,765	706
	nVent Electric plc	10,087	688
	Woodward Inc.	3,945	657
	Air Lease Corp. Class A	13,600	656
	Graco Inc.	7,412	625
	Expeditors International of Washington Inc.	5,586	619
	Flowserve Corp.	10,413	599
	CH Robinson Worldwide Inc.	5,171	534
	Dow Inc.	12,310	494
	Advanced Drainage Systems Inc.	4,120	476
	Hubbell Inc. Class B	1,100	461
*	GXO Logistics Inc.	10,442	454
	Vontier Corp.	12,079	441
	Graphic Packaging Holding Co.	15,800	429

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Sealed Air Corp.	12,269	415
	Stanley Black & Decker Inc.	4,927	396
	Robert Half Inc.	5,000	352
*	WEX Inc.	1,950	342
*	Amentum Holdings Inc.	15,658	329
	Jack Henry & Associates Inc.	1,832	321
*	Masterbrand Inc.	18,587	272
*	RXO Inc.	11,342	270
*	AZEK Co. Inc. Class A	5,509	261
*	Paylocity Holding Corp.	1,300	259
	HEICO Corp.	1,087	258
*	Knife River Corp.	2,487	253
	Brunswick Corp.	3,628	235
	Littelfuse Inc.	905	213
	Louisiana-Pacific Corp.	2,046	212
*	Builders FirstSource Inc.	1,401	200
*	Trex Co. Inc.	2,409	166
	ManpowerGroup Inc.	2,450	141
	Genpact Ltd.	3,249	140
*	NCR Atleos Corp.	4,057	138
*	Mohawk Industries Inc.	900	107
*	Everus Construction Group Inc.	1,183	78
	Atmus Filtration Technologies Inc.	511	20
			618,833
Other (0.4%)
[1]	Vanguard Tax-Exempt Bond Index ETF	872,000	43,713
Real Estate (1.1%)
	Prologis Inc.	97,069	10,260
	American Tower Corp.	52,349	9,601
	Equinix Inc.	9,692	9,138
*	CBRE Group Inc. Class A	57,849	7,595
	Iron Mountain Inc.	68,339	7,183
	Crown Castle Inc.	69,168	6,278
	Healthcare Realty Trust Inc. Class A	293,961	4,983
	Digital Realty Trust Inc.	22,270	3,949
	Welltower Inc.	29,375	3,702
	Public Storage	12,156	3,640
	AvalonBay Communities Inc.	15,637	3,440
	Extra Space Storage Inc.	21,998	3,291
	American Homes 4 Rent Class A	81,183	3,038
*	CoStar Group Inc.	40,887	2,927
*	Jones Lang LaSalle Inc.	11,207	2,837
	SBA Communications Corp. Class A	11,919	2,429
	Americold Realty Trust Inc.	107,769	2,306
	Essex Property Trust Inc.	6,768	1,932
*	Howard Hughes Holdings Inc.	22,500	1,731
	Medical Properties Trust Inc.	435,677	1,721
	SL Green Realty Corp.	22,832	1,551
	Equity LifeStyle Properties Inc.	22,346	1,488
	Mid-America Apartment Communities Inc.	9,294	1,436
*	Zillow Group Inc. Class A	17,624	1,249
	Camden Property Trust	10,700	1,242
	Host Hotels & Resorts Inc.	66,746	1,169
*	Zillow Group Inc. Class C	15,191	1,125
	Equity Residential	13,531	971
	Weyerhaeuser Co.	34,146	961
	Douglas Emmett Inc.	49,446	918
	Lamar Advertising Co. Class A	7,472	910
	Ventas Inc.	14,100	830
	Invitation Homes Inc.	21,896	700
	EastGroup Properties Inc.	3,900	626
	Vornado Realty Trust	13,083	550
	Sun Communities Inc.	3,700	455
	EPR Properties	8,979	398
	VICI Properties Inc. Class A	12,500	365
	First Industrial Realty Trust Inc.	7,000	351
	Federal Realty Investment Trust	3,019	338
*	NET Lease Office Properties	8,381	261

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Simon Property Group Inc.	1,310	226
	Omega Healthcare Investors Inc.	4,245	161
	Brixmor Property Group Inc.	5,563	155
	Highwoods Properties Inc.	5,071	155
*	Seaport Entertainment Group Inc.	5,430	152
	UDR Inc.	2,100	91
	JBG SMITH Properties	5,824	89
			110,904
Technology (16.9%)
	Apple Inc.	1,342,370	336,157
	Microsoft Corp.	699,194	294,710
	NVIDIA Corp.	2,160,279	290,104
	Meta Platforms Inc. Class A	216,043	126,495
	Alphabet Inc. Class A	533,906	101,068
	Alphabet Inc. Class C	505,280	96,226
	Broadcom Inc.	366,740	85,025
	Salesforce Inc.	83,914	28,055
	Oracle Corp.	163,205	27,196
*	Adobe Inc.	47,503	21,124
*	Advanced Micro Devices Inc.	171,472	20,712
*	ServiceNow Inc.	18,434	19,542
	Intuit Inc.	28,345	17,815
	QUALCOMM Inc.	108,410	16,654
	Texas Instruments Inc.	78,992	14,812
*	Palantir Technologies Inc. Class A	195,363	14,775
	Applied Materials Inc.	90,715	14,753
	International Business Machines Corp.	60,198	13,233
	Micron Technology Inc.	127,810	10,757
*	Palo Alto Networks Inc.	56,370	10,257
*	Cadence Design Systems Inc.	33,815	10,160
	Lam Research Corp.	131,490	9,498
	Amphenol Corp. Class A	131,120	9,106
	Marvell Technology Inc.	81,297	8,979
*	Synopsys Inc.	17,230	8,363
	Roper Technologies Inc.	14,570	7,574
	Analog Devices Inc.	33,550	7,128
*	Autodesk Inc.	22,471	6,642
	KLA Corp.	10,117	6,375
*	Fortinet Inc.	60,810	5,745
*	Guidewire Software Inc.	29,042	4,896
	Vertiv Holdings Co. Class A	39,400	4,476
*	Gartner Inc.	8,596	4,165
*	Workday Inc. Class A	16,066	4,146
*	AppLovin Corp. Class A	12,252	3,968
	HP Inc.	119,671	3,905
*	ON Semiconductor Corp.	58,609	3,695
*	GoDaddy Inc. Class A	17,857	3,524
	Dell Technologies Inc. Class C	29,191	3,364
	Corning Inc.	68,131	3,238
*	Atlassian Corp. Class A	12,259	2,984
*	Cloudflare Inc. Class A	27,100	2,918
	Cognizant Technology Solutions Corp. Class A	36,270	2,789
*	Western Digital Corp.	45,817	2,732
*	Crowdstrike Holdings Inc. Class A	7,601	2,601
	Hewlett Packard Enterprise Co.	120,529	2,573
*	ANSYS Inc.	7,369	2,486
	Teradyne Inc.	19,532	2,459
*	MicroStrategy Inc. Class A	7,692	2,228
*	PTC Inc.	11,822	2,174
*	Manhattan Associates Inc.	7,597	2,053
*	Arrow Electronics Inc.	17,906	2,026
*	VeriSign Inc.	9,253	1,915
	Intel Corp.	93,703	1,879
	Microchip Technology Inc.	30,640	1,757
*	Pure Storage Inc. Class A	28,105	1,727
*	Tyler Technologies Inc.	2,891	1,667
	CDW Corp.	8,857	1,541
*	F5 Inc.	5,875	1,477
*	Elastic NV	14,254	1,412

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Akamai Technologies Inc.	14,589	1,395
*	MongoDB Inc. Class A	5,863	1,365
*	HubSpot Inc.	1,916	1,335
	Monolithic Power Systems Inc.	2,144	1,269
	Jabil Inc.	8,300	1,194
*	Zscaler Inc.	6,601	1,191
*	DoorDash Inc. Class A	6,900	1,157
*	CACI International Inc. Class A	2,820	1,139
*	Nutanix Inc. Class A	18,189	1,113
	NetApp Inc.	8,971	1,041
	Skyworks Solutions Inc.	11,300	1,002
*	Kyndryl Holdings Inc.	28,580	989
*	Coherent Corp.	9,800	928
	Pegasystems Inc.	9,302	867
*	Informatica Inc. Class A	32,443	841
*	SentinelOne Inc. Class A	36,846	818
	Leidos Holdings Inc.	5,350	771
*	EPAM Systems Inc.	3,203	749
*	Super Micro Computer Inc.	22,530	687
	Gen Digital Inc.	24,339	666
	Dolby Laboratories Inc. Class A	8,275	646
*	Match Group Inc.	19,384	634
*	Teradata Corp.	19,986	623
*	Maplebear Inc.	13,414	556
	Universal Display Corp.	3,786	554
*	Twilio Inc. Class A	3,840	415
	Entegris Inc.	3,165	314
*	IAC Inc.	6,481	280
*	Qorvo Inc.	3,900	273
*	Dropbox Inc. Class A	8,200	246
*	Dynatrace Inc.	4,521	246
	Amdocs Ltd.	2,400	204
	TD SYNNEX Corp.	1,700	199
	SS&C Technologies Holdings Inc.	2,531	192
*	Pinterest Inc. Class A	5,400	157
	Paycom Software Inc.	394	81
*	NCR Voyix Corp.	5,359	74
*	DXC Technology Co.	2,170	43
			1,748,069
Telecommunications (0.9%)
	Cisco Systems Inc.	348,681	20,642
	T-Mobile US Inc.	78,984	17,434
*	Arista Networks Inc.	134,016	14,813
	Comcast Corp. Class A	305,287	11,457
	AT&T Inc.	343,396	7,819
	Motorola Solutions Inc.	15,378	7,108
	Verizon Communications Inc.	164,440	6,576
*	Charter Communications Inc. Class A	9,575	3,282
*	Liberty Global Ltd. Class A	223,717	2,855
*	Frontier Communications Parent Inc.	58,546	2,031
*	Liberty Global Ltd. Class C	109,669	1,441
*	Liberty Broadband Corp. Class C	7,579	567
*	Ciena Corp.	3,586	304
*	Liberty Broadband Corp. Class A	2,647	197
*,2	GCI Liberty Inc.	25,555	—
			96,526
Utilities (1.2%)
	NextEra Energy Inc.	199,740	14,319
	Constellation Energy Corp.	40,963	9,164
	Southern Co.	98,422	8,102
*	Clean Harbors Inc.	31,700	7,295
	Vistra Corp.	51,991	7,168
	DTE Energy Co.	58,745	7,094
	Waste Management Inc.	33,651	6,790
	Duke Energy Corp.	59,772	6,440
	Consolidated Edison Inc.	58,005	5,176
	PG&E Corp.	251,400	5,073
	Sempra	52,458	4,602
	Public Service Enterprise Group Inc.	47,759	4,035

Tax-Managed Balanced Fund
				Shares	Market Value• ($000)
	American Electric Power Co. Inc.			41,600	3,837
	Republic Services Inc. Class A			16,510	3,322
	NRG Energy Inc.			32,838	2,963
	WEC Energy Group Inc.			26,459	2,488
	Exelon Corp.			65,800	2,477
	American Water Works Co. Inc.			18,056	2,248
	Xcel Energy Inc.			32,522	2,196
	Eversource Energy			37,022	2,126
	Edison International			21,423	1,710
	Entergy Corp.			20,838	1,580
	NiSource Inc.			42,656	1,568
	Alliant Energy Corp.			24,227	1,433
	CMS Energy Corp.			20,227	1,348
	FirstEnergy Corp.			31,056	1,235
	UGI Corp.			42,364	1,196
	Ameren Corp.			9,798	873
	Essential Utilities Inc.			20,886	759
	AES Corp.			53,469	688
	OGE Energy Corp.			15,986	659
	Atmos Energy Corp.			3,445	480
*	Sunrun Inc.			22,523	208
	Dominion Energy Inc.			3,608	194
	National Fuel Gas Co.			2,430	148
	MDU Resources Group Inc.			4,734	85
					121,079
Total Common Stocks (Cost $1,225,100)					4,909,636
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (52.6%)
Alabama (1.9%)
	Alabama Housing Finance Authority Multifamily Revenue (Cooper Green Homes Project)	4.450%	8/1/45	1,000	990
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,211
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,470
	Auburn AL GO	5.000%	8/1/38	1,000	1,097
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,179
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	1,360	1,362
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26	3,285	3,303
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/28	500	521
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	3,000	3,000
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	6,946
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,314
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,788
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	16,925	17,780
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,759
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	1,285	1,375
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/31	7,770	8,206
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	3,910
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/32	11,820	12,464
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/32	6,845	7,295
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/34	7,285	7,731
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	1,245	1,245
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	3.950%	12/1/26	3,750	3,647
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	3,490	3,457
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,845	3,866
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	2,215	2,215
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	885	954
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,462
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/32	5,470	5,903
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/41	1,500	1,612
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	529
	Huntsville AL GO	5.000%	5/1/35	1,125	1,176
	Huntsville AL GO	5.000%	5/1/38	1,860	1,976
	Huntsville AL GO	5.000%	3/1/42	1,620	1,772
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	827

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,245
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,521
	Jefferson County AL Revenue	5.000%	10/1/31	1,000	1,088
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,029
	Jefferson County AL Revenue	5.000%	10/1/35	1,300	1,423
	Jefferson County AL Revenue	5.000%	10/1/38	1,375	1,495
	Jefferson County AL Revenue	5.250%	10/1/43	1,500	1,631
	Jefferson County AL Revenue	5.250%	10/1/44	1,000	1,084
	Jefferson County AL Revenue	5.250%	10/1/45	1,000	1,081
[3,5]	Jefferson County AL Revenue TOB VRDO	4.150%	1/2/25	7,200	7,200
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,145
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	1,355	1,357
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.650%	1/10/25	1,000	1,000
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	251
	Montgomery AL GO	4.000%	12/1/36	400	402
	Montgomery AL GO	4.000%	12/1/39	450	448
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,517
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	1,000	979
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/29	350	365
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/31	1,000	1,055
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/32	7,000	7,413
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/32	3,760	3,998
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,440	1,534
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	4,970	4,967
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,900	5,061
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	9,730	10,246
[3]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,615	1,699
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/32	4,690	4,986
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	545
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,118
	University of Alabama General Revenue	3.000%	7/1/36	1,085	974
[6]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,337
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	550
					196,086
Alaska (0.2%)
[7]	Alaska GO	5.000%	8/1/27	1,000	1,040
[7]	Alaska GO	5.000%	8/1/29	1,000	1,070
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,586
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,200
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,388
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,239
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,359
	Municipality of Anchorage GO	4.000%	9/1/36	785	805
	Municipality of Anchorage GO	4.000%	9/1/43	2,470	2,389
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,523
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/37	1,000	987
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	980
					17,566
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	681
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/43	1,060	1,157
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/45	1,080	1,178
	Arizona COP ETM	5.000%	10/1/26	2,000	2,073
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	539
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	793
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,055
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/29	1,000	1,073
[5]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/44	500	496
[3,5]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	4.220%	1/2/25	11,900	11,900
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	995	1,000
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	5
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	3
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	8
[5,8]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	9

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	603
[9]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/37	1,000	1,059
[9]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,281
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,571
	Arizona State University Revenue	5.000%	7/1/39	2,000	2,123
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,059
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,647
	Chandler AZ GO	5.000%	7/1/26	2,000	2,060
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	100
	Gilbert AZ Water Resource Municipal Property Corp. Utility System Revenue	4.000%	7/15/42	2,505	2,517
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/32	1,185	1,278
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	103
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/37	275	292
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	604
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,085
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/33	830	873
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/36	3,335	3,720
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/34	1,500	1,540
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,020
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	820
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/29	55	56
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	807
	Mesa AZ GO	5.000%	7/1/27	2,565	2,695
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	1,010	1,049
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,203
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,504
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/44	2,000	2,201
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,333
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,016
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,942
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,682
[5]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,007
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	308
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	275	285
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,595	1,552
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,015
[6]	Pima County AZ Unified School District GO	5.000%	7/1/26	1,200	1,234
[6]	Pima County AZ Unified School District GO	5.000%	7/1/28	1,000	1,067
[6]	Pima County AZ Unified School District GO	5.000%	7/1/37	750	836
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,587
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,425
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/39	1,785	2,003
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/42	1,000	1,107
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,086
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,570
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	673
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	160	173
	Yuma AZ Industrial Development Authority Hospital Revenue	5.000%	8/1/38	1,000	1,102
					85,843
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,107
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	500	518
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,428
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	3,002
	Little Rock AR School District GO	4.000%	2/1/35	2,610	2,637
	Little Rock AR School District GO	4.000%	2/1/36	2,595	2,615
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,103
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	546
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,098
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	467
					15,521

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California (3.7%)
[6]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,196
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,017
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	431
	Bay Area Toll Authority California Bridge Revenue	5.000%	4/1/32	1,000	1,148
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,939
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,980
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	960	954
[3]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	3.600%	1/6/25	3,255	3,255
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	847
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	500	501
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,758
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,330	7,753
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,448
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,340	8,729
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	8,000	8,472
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,655	3,978
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	5,912
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,810	2,807
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/32	6,000	6,387
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/32	3,630	3,821
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/32	10,000	10,749
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/32	4,100	4,376
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/32	4,790	5,076
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/32	3,750	3,997
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/32	10,500	11,074
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/33	9,270	10,105
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,092
	California GO	5.000%	10/1/26	1,000	1,038
	California GO	5.000%	4/1/27	2,000	2,093
	California GO	5.000%	4/1/27	1,000	1,047
	California GO	3.500%	8/1/27	1,515	1,536
	California GO	5.000%	10/1/27	1,000	1,057
	California GO	5.000%	8/1/28	1,000	1,072
	California GO	5.000%	8/1/28	1,710	1,833
	California GO	5.000%	10/1/28	1,000	1,075
	California GO	5.000%	4/1/29	1,000	1,084
	California GO	5.000%	9/1/29	455	469
	California GO	5.000%	11/1/29	5,000	5,472
	California GO	5.000%	9/1/30	5,000	5,542
	California GO	4.000%	8/1/31	1,675	1,694
	California GO	5.000%	8/1/31	1,000	1,121
	California GO	5.000%	8/1/31	1,500	1,681
	California GO	5.000%	4/1/32	2,500	2,705
	California GO	5.000%	8/1/32	1,635	1,856
	California GO	5.000%	10/1/32	20	20
	California GO	4.000%	8/1/33	1,520	1,533
	California GO	5.000%	8/1/33	2,865	2,941
	California GO	4.000%	9/1/33	2,000	2,018
	California GO	3.000%	10/1/34	2,725	2,679
	California GO	5.000%	3/1/35	2,000	2,175
	California GO	3.000%	10/1/35	1,815	1,773
	California GO	4.000%	3/1/36	1,000	1,032
	California GO	5.000%	4/1/36	5,000	5,356
	California GO	5.000%	9/1/36	1,000	1,026
	California GO	5.000%	8/1/39	1,250	1,422
	California GO	5.000%	9/1/39	1,250	1,416
	California GO	5.000%	9/1/41	1,000	1,122
	California GO	5.000%	10/1/42	1,500	1,591
	California GO	5.000%	9/1/43	2,500	2,767
	California GO	5.000%	9/1/43	3,000	3,337
	California GO	5.000%	8/1/44	1,000	1,111
	California GO	5.250%	8/1/44	1,000	1,136
	California GO	5.000%	9/1/44	1,500	1,661
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	5,000	5,424
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/28	1,000	1,064
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/31	2,000	2,195
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,036

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	California Health Facilities Financing Authority Revenue (Adventist Health System/West) VRDO	3.600%	1/6/25	3,350	3,350
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,002
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	905
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,049
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	992
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	992
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	3,187	3,183
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	536	546
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,486	2,446
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,414	1,347
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,140	2,903
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	494	505
[12]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	530
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	892
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,771
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/40	1,000	984
[5]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/44	1,000	974
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,127
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/42	1,000	1,118
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,041
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,079
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,109
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/31	500	563
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/36	1,000	1,148
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,087
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	893
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	524
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,085
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	407
[6]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,052
[6]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	810
	Chino Valley Unified School District GO	0.000%	8/1/31	600	478
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,490	1,142
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	645
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	415
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/29	2,000	1,765
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/29	1,390	1,556
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	504
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,917
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,150
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,210
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,430
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,415
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,017
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,801
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,135
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,034
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,214
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	517
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,700
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,124
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,126
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,132
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,114
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,487
[3,5]	Los Angeles CA Multifamily Mortgage Revenue TOB VRDO	4.350%	1/2/25	2,795	2,795
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,000	1,102
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,600	1,796
	Los Angeles CA Unified School District GO	5.000%	7/1/31	2,000	2,282
	Los Angeles CA Unified School District GO	5.000%	7/1/32	1,500	1,733
	Los Angeles CA Unified School District GO	5.000%	7/1/33	2,000	2,336
	Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,180

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,832
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,046
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	2,100	2,202
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	2,000	2,342
[9]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,053
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,108
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,144
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	691
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,100
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	530
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/30	10,050	10,604
[13]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	980
[13]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,606
[13]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	546
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,117
[6]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,418
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,244
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,226
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	1,986
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,966
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	325
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,459
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/40	995	993
[6]	San Diego CA Unified School District GO	5.500%	7/1/27	520	558
	San Diego CA Unified School District GO	0.000%	7/1/28	220	198
	San Diego CA Unified School District GO	0.000%	7/1/30	250	209
	San Diego CA Unified School District GO	0.000%	7/1/44	1,000	459
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	296
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	74
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	92
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	63
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	54
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	134
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	52
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	173
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	208
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,835
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,002
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,006
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,078
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,083
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,108
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	1,500	1,667
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,039
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,074
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,034
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	568
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,044
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,725	8,158
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,014
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,062
[10]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	964
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,658
	University of California Revenue	5.000%	5/15/29	2,000	2,196
	University of California Revenue	5.000%	5/15/31	1,500	1,706
	University of California Revenue	4.000%	5/15/33	1,000	1,002
	University of California Revenue	4.000%	5/15/34	1,000	1,013
	University of California Revenue	5.000%	5/15/34	1,000	1,162
	University of California Revenue	4.000%	5/15/35	2,000	2,019
	University of California Revenue	5.000%	5/15/35	1,620	1,717
	University of California Revenue	5.000%	5/15/35	1,165	1,234
	University of California Revenue	4.000%	5/15/41	1,740	1,768
	University of California Revenue	4.000%	5/15/41	5,000	5,065
	University of California Revenue	5.000%	5/15/41	2,000	2,250
	University of California Revenue	5.000%	5/15/41	1,000	1,138
	University of California Revenue	5.000%	5/15/42	1,000	1,133
	University of California Revenue	5.000%	5/15/42	1,000	1,133
	University of California Revenue	5.000%	5/15/43	1,000	1,127
[6,12]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	885

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	856
					383,564
Colorado (0.9%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,455
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,735
	Adams County CO COP	5.000%	12/1/31	650	659
	Arapahoe County CO School District No. 5 Cherry Creek GO	4.000%	12/15/37	2,000	2,009
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/41	525	600
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,072
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,697
[13]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,000	1,086
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,686
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	992
[9]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/33	250	280
	Colorado Building Excellent Schools COP	5.000%	3/15/32	1,000	1,054
	Colorado COP	4.000%	12/15/33	1,235	1,262
	Colorado COP	4.000%	12/15/34	1,800	1,831
	Colorado COP	6.000%	12/15/36	1,000	1,187
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	168
[3]	Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond Program) VRDO	4.050%	1/2/25	7,200	7,200
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	504
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,065
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/39	1,000	1,110
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/29	1,000	1,074
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,062
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,004
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,468
	Colorado Health Facilities Authority Revenue	4.000%	1/1/35	1,000	1,015
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	98
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	965
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/39	1,000	1,090
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/33	1,000	1,120
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,539
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,237
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,516
	Colorado Higher Education Health Sciences Facilities COP	5.000%	11/1/35	555	631
[3,5]	Colorado Housing & Finance Authority Multifamily Revenue (Windsor Court Project) TOB VRDO	4.400%	1/2/25	1,950	1,950
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,290	1,266
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/42	4,000	4,354
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/33	1,000	1,093
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/34	750	817
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	803
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	398
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	628
	Denver CO City & County Board Water Commissioners Water Revenue	5.000%	9/15/41	1,115	1,248
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,718
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	421
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/43	1,000	982
	Denver CO City & County GO	4.000%	8/1/42	2,045	2,046
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,004
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,160
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,057
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,701
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	756
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	516
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/40	500	556
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,486
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,010
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,591
[6]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	790	747
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,678
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,298
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,064
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	450
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	493
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,652

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,495
					90,909
Connecticut (0.6%)
	Connecticut GO	5.000%	5/15/25	1,000	1,007
	Connecticut GO	5.000%	2/15/27	1,000	1,043
	Connecticut GO	5.000%	4/15/28	1,000	1,065
	Connecticut GO	5.000%	11/15/31	865	968
	Connecticut GO	5.000%	11/15/32	1,705	1,929
	Connecticut GO	3.000%	1/15/33	270	258
	Connecticut GO	5.000%	11/15/33	1,500	1,711
	Connecticut GO	5.000%	11/15/34	1,500	1,723
	Connecticut GO	4.000%	3/15/35	5,000	5,011
	Connecticut GO	3.000%	1/15/38	2,345	2,094
	Connecticut GO	5.000%	1/15/39	2,800	3,123
	Connecticut GO	5.000%	4/15/39	1,650	1,741
	Connecticut GO	4.000%	6/15/39	300	304
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,016
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,309
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,660
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	653
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	800
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	576
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/32	1,000	1,116
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/29	1,000	1,071
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/35	2,000	2,351
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	947
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	912
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	490
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/54	985	1,081
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,912
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,627
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,058
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/35	1,000	1,083
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/35	1,000	1,148
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,121
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,189
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	1,885	2,100
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/42	1,420	1,574
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	737
[5]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,100	1,115
[5]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/35	1,000	1,000
[9]	New Haven Connecticut GO	5.000%	8/1/28	500	533
[9]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,103
	Norwalk CT GO	4.000%	8/15/41	695	708
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/42	1,000	983
	University of Connecticut Revenue	5.000%	2/15/27	635	636
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,057
					57,643
Delaware (0.1%)
[5]	Affordable Housing Opportunities Trust Revenue	3.527%	5/1/39	2,470	1,997
	Delaware GO	4.000%	5/1/42	2,500	2,512
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	621
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,061
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,303
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	635
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,802
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	577
					10,508
District of Columbia (0.3%)
	District of Columbia GO	5.000%	6/1/27	1,000	1,049
	District of Columbia GO	5.000%	12/1/31	2,180	2,454
	District of Columbia GO	5.000%	1/1/39	1,000	1,106
	District of Columbia GO	5.000%	8/1/42	1,800	1,995
	District of Columbia GO	5.000%	8/1/44	1,145	1,258
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,011
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/45	260	263
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,503
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,145

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,110
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,774
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/40	3,000	3,286
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	3,000	3,151
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,248
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	999
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,142
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	997
[13]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	332
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,378
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	709
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,153
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	554
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	970
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,126
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,136
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	753
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	877
					35,691
Florida (2.6%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	300
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	605
[6]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,288
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,590
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,543
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,073
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,740
	Broward County FL School COP	5.000%	7/1/36	1,000	1,110
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,063
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	526
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	562
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	442
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	402
[6]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	761
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/26	1,015	1,031
[13]	Central Florida Expressway Authority Revenue	5.000%	7/1/32	1,000	1,123
[13]	Central Florida Expressway Authority Revenue	5.000%	7/1/33	1,000	1,134
[13]	Central Florida Expressway Authority Revenue	5.000%	7/1/34	1,000	1,143
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,034
	Doral FL Parks & Recreation Projects GO	4.000%	7/1/37	1,585	1,604
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,258
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	964
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,117
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,980	2,076
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,579
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/44	155	156
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	410	382
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	410
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	850	869
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	435
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/39	2,500	2,670
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,143
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	768

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,760
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,017
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,027
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,155
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	2,500	2,518
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,828
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	920
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	1,983
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,154
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/30	5,500	6,045
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/41	2,000	2,010
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,003
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,395
	Florida State Turnpike Authority Revenue	4.000%	7/1/44	1,465	1,457
[6]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,044
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/40	1,900	2,098
	Fort Myers FL Utility System Refunding Revenue	4.000%	10/1/44	1,590	1,549
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	186
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/29	1,545	1,678
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/34	1,610	1,832
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/43	1,860	2,022
[3]	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System) VRDO	3.800%	1/2/25	26,340	26,340
[3]	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System) VRDO	3.950%	1/6/25	3,400	3,400
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	494
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,956
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,005
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,542
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,240
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,126
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,576
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,497
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,215
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,674
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,006
	JEA FL Water & Sewer System Revenue	5.000%	10/1/43	1,000	1,093
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,087
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,521
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/42	1,525	1,656
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	995	1,013
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	467
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/44	375	388
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/36	1,750	1,832
[4]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/39	1,655	1,715
[6]	Marion County FL School Board COP	5.000%	6/1/36	5,000	5,627
[6]	Marion County FL School Board COP	5.250%	6/1/44	3,000	3,319
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,001
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,030
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,053
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,841
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,391
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,043
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/29	475	515
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,888
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,019
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,010
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,186
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/33	1,000	1,118
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	708
[7]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	1,440	1,621
[7]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/35	1,500	1,696
[7]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/41	1,500	1,676
[7]	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/44	1,500	1,656
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/45	1,000	1,080
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	831

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL GO	5.000%	7/1/30	2,000	2,017
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,311
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/28	450	446
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,515
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,031
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,095
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	400
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,618
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	695
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,336
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,296
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	948
	Miami-Dade County FL SO Revenue	5.000%	4/1/43	3,855	4,159
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,413
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,156
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,032
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,038
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,175
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,686
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,046
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	811
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,553
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/28	1,470	1,460
	Orange County FL School Board COP Prere.	5.000%	8/1/26	6,105	6,285
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,451
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	832
[6]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,609
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,179
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,198
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	526
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,332
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/43	500	508
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	383
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,273
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,553
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,513
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	246
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/31	200	200
[5]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,697
[6]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,756
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,201
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,006
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,650
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,859
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,026
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,736
	South FL Water Management District COP	5.000%	10/1/32	5,190	5,295
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	520
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,189
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,425
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	909
[6]	St. Johns County FL School Board COP	5.000%	7/1/41	1,810	1,969
	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/44	1,745	1,916
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,097
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,865
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/40	1,625	1,826
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	212
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	265
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,008
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	855	739
[5]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.000%	5/1/34	1,000	991
[5]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.850%	5/1/38	500	516

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	894
					264,626
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,613
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,000
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,632
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,114
	Atlanta GA GO	5.000%	12/1/40	5,500	6,054
[9]	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	1,000	1,144
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/27	1,320	1,396
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,020
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	216
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	500	500
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	415	412
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,071
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,117
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	839
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,452
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/34	575	562
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/33	815	807
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/34	2,000	1,964
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/34	2,000	1,973
	Fayette County GA Development Authority Revenue	5.000%	10/1/32	750	815
	Fayette County GA Development Authority Revenue	5.000%	10/1/39	1,000	1,073
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,587
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	947
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	1,000	1,089
	Georgia GO	5.000%	2/1/26	4,280	4,377
	Georgia GO	5.000%	7/1/26	1,340	1,383
	Georgia GO	5.000%	7/1/28	5,000	5,361
	Georgia GO	5.000%	7/1/31	5,000	5,324
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	362
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,625
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,067
	Gwinnett County GA School District GO	5.000%	2/1/28	500	501
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/29	175	183
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	265
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	6,440	6,467
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	14,275	15,020
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	7,745	8,106
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,587
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,590
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/31	4,235	4,498
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	8,005
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/31	3,945	4,182
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/31	6,470	6,838
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/32	2,965	3,155
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/32	10,560	11,144
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	707
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	332
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	295	296
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,890	3,907
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	5,255	5,472
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	2,680	2,699
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,262
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,792
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	655
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,006
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,536

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,191
[9]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,532
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,880
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,020
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	1,130	1,194
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,715
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,082
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,266
[3,5,9]	Municipal Electric Authority Georgia Revenue TOB VRDO	4.170%	1/2/25	1,520	1,520
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,150
[6]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	552
[6]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	544
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	600
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	842
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	828
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	525
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	189
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	626
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,266
[5]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,788
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	854
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/40	400	443
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/41	830	916
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/42	850	935
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/43	1,000	1,095
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/44	1,000	1,092
[5]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/27	1,000	1,049
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/43	2,500	2,740
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,137
					188,672
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	743
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	873
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	900	874
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	805	765
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/32	1,000	1,089
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34	700	767
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,213
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,090
	Guam Power Authority Revenue	5.000%	10/1/35	150	162
	Guam Power Authority Revenue	5.000%	10/1/38	405	415
	Guam Power Authority Revenue	5.000%	10/1/39	270	291
	Guam Power Authority Revenue	5.000%	10/1/40	250	268
	Guam Power Authority Revenue	5.000%	10/1/44	120	125
					9,675
Hawaii (0.1%)
	Hawaii GO	5.000%	8/1/29	595	596
	Hawaii GO	5.000%	1/1/36	4,115	4,304
	Honolulu HI City & County GO	5.000%	7/1/28	895	958
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	250
[7]	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/33	895	1,001
[7]	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36	1,725	1,952
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	1,018
	Maui County HI GO	2.000%	3/1/41	1,000	680
					10,759
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,194
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,679
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/54	1,000	1,094
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/30	1,290	1,419
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/33	1,290	1,472
					7,858
Illinois (3.1%)
	Champaign IL GO	4.000%	12/15/41	1,505	1,494
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	522
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,070
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	521

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,069
	Chicago IL Board of Education GO	7.000%	12/1/26	500	512
[10]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	851
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,181
[10]	Chicago IL Board of Education GO	0.000%	12/1/29	520	424
[10]	Chicago IL Board of Education GO	0.000%	12/1/30	1,475	1,153
[6]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,300
	Chicago IL Board of Education GO	5.000%	12/1/30	500	513
[10]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,158
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,709
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,029
	Chicago IL Board of Education GO	5.000%	12/1/34	100	101
	Chicago IL Board of Education GO	5.000%	12/1/34	1,000	1,023
	Chicago IL Board of Education GO	5.000%	12/1/34	385	400
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,225
	Chicago IL Board of Education GO	5.250%	12/1/35	1,500	1,578
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	922
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,276
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	913
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,483
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,744
[5]	Chicago IL Board of Education GO	7.000%	12/1/42	500	532
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,296
	Chicago IL GO	5.000%	1/1/26	120	120
	Chicago IL GO	5.000%	1/1/28	930	962
	Chicago IL GO	5.000%	1/1/29	1,500	1,566
	Chicago IL GO	5.000%	1/1/31	1,500	1,573
	Chicago IL GO	5.000%	1/1/31	1,170	1,239
	Chicago IL GO	5.000%	1/1/33	2,790	2,977
	Chicago IL GO	5.000%	1/1/34	1,535	1,642
	Chicago IL GO	4.000%	1/1/35	500	490
	Chicago IL GO	5.500%	1/1/35	1,000	1,049
	Chicago IL GO	5.250%	1/1/38	1,000	1,052
[10]	Chicago IL GO	0.000%	1/1/39	1,600	824
	Chicago IL GO	5.500%	1/1/39	1,000	1,061
	Chicago IL GO	5.500%	1/1/39	1,000	1,061
	Chicago IL GO	5.500%	1/1/40	1,000	1,057
	Chicago IL GO	5.000%	1/1/42	1,045	1,069
	Chicago IL GO	5.000%	1/1/43	1,450	1,478
	Chicago IL GO	5.000%	1/1/44	3,435	3,492
	Chicago IL GO	5.000%	1/1/45	1,460	1,480
	Chicago IL GO ETM	5.000%	1/1/28	160	169
	Chicago IL GO Prere.	5.000%	1/1/25	215	215
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,037
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,592
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,330
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,155
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,013
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,060
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	665	730
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	735	816
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,115	1,115
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	630	707
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,609
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	610	690
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,047
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,555
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	3,355	3,392
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,051
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,097
[9]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,116
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	998
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,135
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,047
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	970
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/43	1,410	1,528
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/48	1,500	1,607
[9]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,241
[9]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,044
	Chicago IL Park District GO	4.000%	1/1/35	2,005	2,009

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,101
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/41	1,000	1,094
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/43	1,455	1,572
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/44	1,550	1,668
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,033
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,200	1,257
[9]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/38	1,000	1,105
	Chicago IL Water Revenue	5.000%	11/1/33	1,000	1,113
	Chicago IL Water Revenue	5.000%	11/1/37	1,000	1,110
	Chicago IL Water Revenue	5.000%	11/1/40	1,000	1,090
	Chicago IL Water Revenue	5.000%	11/1/41	1,000	1,085
	Chicago IL Water Revenue	5.000%	11/1/42	1,000	1,080
	Chicago IL Water Revenue	5.000%	11/1/43	1,000	1,075
	Chicago IL Water Revenue	5.000%	11/1/44	1,000	1,066
[9]	Cook County IL Community College District GO	5.000%	12/1/32	1,000	1,091
[9]	Cook County IL Community College District GO	5.000%	12/1/37	1,000	1,081
[9]	Cook County IL Community College District GO	5.000%	12/1/42	1,340	1,415
[6]	Cook County IL GO	5.000%	11/15/26	1,545	1,598
	Cook County IL GO	5.000%	11/15/30	1,635	1,685
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,793
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,000	1,067
	Cook County IL School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,000	1,006
[6]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	443
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,230
[5]	Elwood IL GO	6.250%	3/1/44	1,000	1,083
	Illinois Finance Authority Revenue	5.000%	7/1/35	1,000	1,027
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,052
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,276
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	420
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,610
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,016
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,032
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,022
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,020
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,040
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,009
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	516
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,778
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,006
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,259
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,029
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	864
[3]	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare) VRDO	3.800%	1/2/25	8,290	8,290
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	975
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	1,500	1,525
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/34	1,700	1,748
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	2,910	2,954
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,054
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/32	1,000	1,122
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/36	1,000	1,126
	Illinois GO	5.000%	7/1/26	1,000	1,023
	Illinois GO	5.000%	6/1/27	1,070	1,092
	Illinois GO	5.000%	7/1/27	1,000	1,041
	Illinois GO	5.000%	10/1/27	1,640	1,714
	Illinois GO	5.000%	2/1/28	1,690	1,744
	Illinois GO	5.000%	10/1/28	2,000	2,119
	Illinois GO	5.000%	11/1/28	1,050	1,095
	Illinois GO	5.000%	7/1/29	1,000	1,067
	Illinois GO	5.000%	11/1/29	1,105	1,152
	Illinois GO	5.250%	2/1/30	1,900	1,901
	Illinois GO	5.000%	5/1/30	1,000	1,078
	Illinois GO	5.000%	5/1/31	1,305	1,422
	Illinois GO	5.000%	5/1/31	1,000	1,090
	Illinois GO	5.000%	10/1/31	475	499
	Illinois GO	5.000%	10/1/31	2,000	2,188
	Illinois GO	5.000%	2/1/32	1,000	1,097
	Illinois GO	5.000%	5/1/32	1,500	1,649
	Illinois GO	5.000%	3/1/34	1,000	1,075
	Illinois GO	5.000%	5/1/34	1,500	1,631

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	11/1/34	1,250	1,252
	Illinois GO	5.000%	5/1/35	500	518
	Illinois GO	5.000%	5/1/35	2,150	2,329
	Illinois GO	4.125%	10/1/36	500	498
	Illinois GO	5.000%	5/1/37	1,085	1,164
	Illinois GO	4.000%	10/1/37	1,000	987
	Illinois GO	4.000%	10/1/38	1,000	986
	Illinois GO	5.500%	5/1/39	500	539
	Illinois GO	5.000%	5/1/40	1,500	1,615
	Illinois GO	5.250%	5/1/40	1,110	1,197
	Illinois GO	4.000%	10/1/40	1,825	1,780
	Illinois GO	5.250%	5/1/42	2,125	2,277
	Illinois GO	5.250%	5/1/43	1,425	1,544
	Illinois GO	5.125%	10/1/43	1,000	1,062
	Illinois GO	5.000%	12/1/47	2,000	2,096
[5]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/40	1,000	1,034
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	2,935	2,872
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,635	1,662
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	920	958
[9]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,018
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,037
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,035
	Illinois Sales Tax Revenue	5.000%	6/15/43	1,675	1,779
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	2,075	2,155
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/40	2,800	2,808
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,285
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,195	3,285
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,246
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/45	2,000	2,199
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,712
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,218
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,245
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,512
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,596
[9]	Joliet IL GO	5.250%	12/15/39	1,500	1,636
[9]	Joliet IL GO	5.500%	12/15/42	1,000	1,095
[6]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	255
[6]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,541
[6]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	867
[6]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,100
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,105	2,178
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,855
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	1,000	642
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,210
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	742
[6,12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	330	341
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,225
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	420	328
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	928
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,559
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,868
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,347
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	2,830	1,696
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,500	1,427
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,080
[9]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	969
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	964
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/29	1,000	1,041
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/31	1,620	1,774
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,107
[9]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	500

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,611
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,591
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,831
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	998
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,318
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,486
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/35	1,000	1,121
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/35	2,000	2,241
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/36	3,000	3,352
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/37	1,000	1,111
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/38	1,000	1,105
[9]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/40	1,245	1,237
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,561
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	381
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	455
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	675
[9]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	599
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,045
[9]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,154
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	120
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/38	1,000	1,113
[9]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,452
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/44	1,000	1,098
[9]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	859
[9]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,412
					324,365
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	442
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,153
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,503
[9]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,078
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	828
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	615	617
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,501
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,664
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,396
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	728
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	488
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	509
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,076
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,587
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,179
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,694
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	650
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,086
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,410
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	874
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	274
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/44	3,000	3,124
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,443
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,045
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,648
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,536
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/34	1,980	2,165
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,392
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,142
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	916
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	927
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,193
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/40	1,000	1,090
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/41	1,800	1,949
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,122
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,101
[9]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/33	1,150	1,282
[9]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/40	1,650	1,844
					52,656

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.2%)
[9]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/42	1,850	1,828
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,767
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,573
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/32	1,000	1,067
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/32	2,500	2,842
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/43	500	504
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/39	290	300
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/44	250	252
[3]	Iowa Finance Authority Single family Mortgage Revenue VRDO	3.800%	1/6/25	3,600	3,600
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,325
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,000
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	570	549
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,026
					19,633
Kansas (0.2%)
[6]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,597
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,015
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,054
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,462
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/30	3,650	4,027
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,100
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	355
[6]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/36	1,230	1,330
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,643
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/34	1,000	1,073
					18,730
Kentucky (0.7%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	951
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	226
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,097
[10]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,182
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,638
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	2,870	2,896
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,009
[9]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,051
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,850	3,852
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,901
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,903
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/30	8,095	8,458
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	6,660	6,632
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	5,899
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/32	8,450	9,000
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	163
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	230
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/33	1,420	1,605
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/37	2,000	2,094
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/40	1,000	1,104
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/38	1,000	1,082
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/41	1,710	1,702
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,319
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,195
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/44	2,000	1,616
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	463
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	926
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,389
	University of Kentucky Revenue	4.000%	4/1/42	2,075	2,051
	University of Kentucky Revenue	4.000%	4/1/44	2,425	2,367

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/40	1,000	1,082
					77,083
Louisiana (0.4%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	895
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	436
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/32	1,195	1,336
	Louisiana GO	5.000%	2/1/27	2,000	2,085
	Louisiana GO	5.000%	2/1/28	1,500	1,591
	Louisiana GO	4.000%	4/1/41	4,445	4,450
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/42	1,500	1,493
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,394
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,251
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,945
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,042
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,076
[9]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,393
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/32	285	271
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	1,004
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,301
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,360
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	300
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	462
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,095
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,084
[6]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	918
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	711
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,060	1,065
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/28	2,415	2,377
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,412
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,944
					44,691
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	469
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	633
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	151
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	559
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	826
	Maine Health & Higher Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/39	1,000	1,125
	Maine State Housing Authority Revenue PUT	3.250%	11/15/25	2,740	2,732
	Portland ME General Airport Revenue	4.000%	1/1/39	820	806
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,127
					8,428
Maryland (0.3%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,147
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,220
	Baltimore County MD GO	5.000%	2/1/44	1,835	2,028
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	881
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	951
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	855	878
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	61
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,366
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,544
	Maryland Economic Development Corp. Revenue	5.000%	6/1/35	1,000	1,026
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,351
	Maryland GO	4.000%	8/1/26	1,970	1,971
	Maryland GO	5.000%	8/1/26	2,110	2,178
	Maryland GO	3.250%	8/1/30	1,000	992
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,032
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,006

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	171
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	768
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	517
[4,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.140%	12/8/27	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,221
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	281
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	994
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,075
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,215
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/43	1,000	1,104
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,013
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/43	1,105	1,108
					34,449
Massachusetts (0.9%)
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,000	1,114
	Commonwealth of Massachusetts GO	5.250%	9/1/43	2,000	2,107
	Commonwealth of Massachusetts GO	5.000%	7/1/45	3,000	3,170
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,717
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	426
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,079
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,146
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	1,000	1,158
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	1,000	1,167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	2,000	2,349
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,000	1,177
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,454
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,176
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	1,000	1,095
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	1,000	1,088
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,044
[14]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	506
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,617
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,869
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,594
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,817
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,283
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,124
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/36	2,000	2,162
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	536
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	392
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	832
[5]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/44	100	101
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,009
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	210
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,285
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	528
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,034
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,129
	Massachusetts GO	5.000%	9/1/28	5,530	5,950
	Massachusetts GO	5.000%	10/1/30	6,000	6,685
	Massachusetts GO	5.250%	1/1/34	2,665	2,880
	Massachusetts GO	5.000%	9/1/38	3,500	3,685
	Massachusetts GO	5.000%	5/1/40	2,255	2,378
	Massachusetts GO	2.000%	3/1/41	1,000	721
	Massachusetts GO	5.000%	3/1/41	2,000	2,225
	Massachusetts GO	5.000%	11/1/43	2,500	2,715
	Massachusetts GO	5.000%	11/1/43	1,000	1,102
	Massachusetts GO	5.000%	11/1/43	4,500	4,642
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	1,002
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,013
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/29	800	794
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	616
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,343
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	901
[10]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	523
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,054

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	1,180	1,034
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,091
	University of Massachusetts Building Authority Revenue	5.000%	5/1/39	2,000	2,120
					91,969
Michigan (1.2%)
[15]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	1,000
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	540
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,012
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/33	2,500	2,757
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/42	1,000	1,067
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/31	500	549
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/36	1,000	1,102
	Detroit MI Unlimited Tax GO	5.000%	4/1/33	1,450	1,502
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	28
[6]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,101
[6,15]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/41	1,315	1,317
[6]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,060
[6]	Grand Rapids Public Schools GO	5.000%	5/1/38	750	840
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,120
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,929
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,285
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,274
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,682
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,050
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,657
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,053
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,534
[6]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,008
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,430
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	4,000	4,070
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,106
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,377
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	537
[3,5]	Great Lakes MI Water Authority Water Supply System Revenue TOB VRDO	4.200%	1/2/25	1,500	1,500
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	438
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,609
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,004
[9]	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/35	570	645
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/36	1,300	1,339
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,320
[6]	Lansing MI GO	4.000%	6/1/39	1,000	1,002
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,673
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,011
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,269
	Michigan Building Authority Revenue	5.000%	10/15/41	200	219
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/35	815	903
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/35	1,000	1,105
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/44	700	678
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,075
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,206
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,093
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,088
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,036
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,803
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,732
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	643
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	755
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,243
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	873
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,003
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,798
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,120
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,064
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	991
	Michigan State Building Authority Revenue	5.000%	10/15/34	8,000	8,233

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,018
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/27	3,875	3,883
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	3,285	3,255
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	775	802
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,020	1,087
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/55	500	549
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,033
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,878
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,426
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,384
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,103
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	386
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	506
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	332
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,270
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,097
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,611
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,275
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,056
	University of Michigan Revenue	5.000%	4/1/25	35	35
	University of Michigan Revenue	5.000%	4/1/29	20	20
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,133
[6]	University of Michigan Revenue	5.000%	11/15/33	200	217
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	884
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,317
					121,041
Minnesota (0.9%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	368
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	434
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/42	1,375	1,356
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/43	1,455	1,425
	Hennepin County MN GO	5.000%	12/15/36	1,365	1,460
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,678
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,415	2,577
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,347
	Mankato MN Independent School District No. 77 GO	4.000%	2/1/42	2,000	1,979
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	459
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,182
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	1,000
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,145
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,904
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/42	1,165	1,269
	Minnesota GO	5.000%	8/1/29	5,000	5,459
	Minnesota GO	5.000%	8/1/29	5,605	6,120
	Minnesota GO	5.000%	9/1/30	5,000	5,553
	Minnesota GO	5.000%	8/1/31	5,000	5,630
	Minnesota GO	5.000%	8/1/33	1,440	1,535
	Minnesota GO	5.000%	10/1/33	3,235	3,394
	Minnesota GO	5.000%	8/1/35	1,000	1,070
	Minnesota GO	5.000%	10/1/37	5,000	5,231
	Minnesota GO	4.000%	8/1/41	2,000	2,027
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	599
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	997
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/55	530	592
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/55	4,100	4,606
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	594	486
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	375	372
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,520
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	5,790	5,830
[3,4]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.988%	12/1/27	1,000	1,004
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,157
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,044
	Osseo MN Independent School District No. 279 GO	4.000%	2/1/38	2,000	2,032
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,153
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	5,031
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/40	500	548
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,020

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,144
					94,737
Mississippi (0.5%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	981
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.800%	1/2/25	4,000	4,000
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	4.000%	1/2/25	26,110	26,110
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	4.000%	1/2/25	6,325	6,325
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,361
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,827
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,057
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,554
	Mississippi GO	4.000%	10/1/36	2,185	2,194
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,017
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	872
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	662
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	275
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,037
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,006
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/33	300	340
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/41	1,000	1,096
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	2,937
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	597
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	535
					55,783
Missouri (0.8%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,811
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,492
	Curators University MO System Facilities Revenue	5.000%	11/1/31	1,245	1,397
	Curators University MO System Facilities Revenue	5.000%	11/1/34	1,055	1,217
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,110
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,578
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,113
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/43	1,500	1,705
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,217
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,501
	Kansas City MO GO	4.000%	2/1/41	1,665	1,664
	Kansas City MO GO	4.000%	2/1/43	1,350	1,329
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/42	998	992
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,074
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,550
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	545
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,172
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,048
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/31	1,295	1,323
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,113
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/43	1,000	1,023
[3,5]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	4.200%	1/2/25	5,855	5,855
	Missouri Health & Educational Facilities Authority Revenue VRDO	3.800%	1/2/25	9,075	9,075
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/40	1,000	1,005
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,116
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	2,400	2,485
[7]	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/35	3,755	4,100
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,501
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,249
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,139
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	350	347
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	860	887
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	175	185
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,433

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,250
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,027
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,676
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	2,000	2,049
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,509
[6]	St. Louis MO Airport Revenue	5.000%	7/1/43	1,000	1,090
[5,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,188
[5,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,372
[6]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	705
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,005
					82,222
Montana (0.1%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	1,050	1,046
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,010
[14]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,456
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	845
					5,357
Multiple States (0.5%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,440	1,301
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,870	1,623
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,845	1,578
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,315	1,106
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,751	4,115
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	910	851
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,225	1,054
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.996%	12/25/36	4,923	4,764
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.157%	12/25/38	1,998	1,707
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.142%	1/25/40	3,450	3,310
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.412%	8/25/40	1,987	1,957
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.545%	10/25/40	2,989	2,970
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/41	1,496	1,437
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.616%	8/25/41	10,978	10,923
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.563%	4/25/42	1,999	1,991
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.990%	4/25/43	2,973	2,461
[3,5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	4.300%	1/2/25	5,600	5,600
					48,748
Nebraska (0.2%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,029
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,433
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	10,788
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,115
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,056
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,449
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,507
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/34	375	421
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,016
					21,814
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	570
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,259
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,050
	Clark County NV GO	4.000%	6/1/32	1,505	1,526
	Clark County NV GO	4.000%	7/1/32	2,190	2,220
	Clark County NV GO	4.000%	6/1/33	1,000	1,029
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,112
[6]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	1,007
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,074
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,311
	Clark County NV School District GO	5.000%	6/15/31	1,000	1,105
	Clark County NV School District GO	5.000%	6/15/32	1,070	1,195
	Clark County NV School District GO	5.000%	6/15/33	1,065	1,201
[9]	Clark County NV School District GO	3.000%	6/15/34	1,000	939
[9]	Clark County NV School District GO	3.000%	6/15/37	1,000	906
	Clark County NV School District GO	3.000%	6/15/38	1,000	895
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,396
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,217
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,912

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,062
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,096
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,685
[3,5]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	4.220%	1/2/25	12,800	12,800
[5]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	740	747
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	260
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	263
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	264
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/38	500	552
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,555
	Washoe County NV School District GO	3.000%	6/1/40	1,500	1,345
	Washoe County NV School District GO	3.000%	6/1/42	1,500	1,308
					48,125
New Hampshire (0.5%)
	Nashua NH GO	3.000%	10/1/41	1,490	1,340
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/39	1,993	1,858
	National Finance Authority NH Municipal Certificates Revenue	4.163%	10/20/41	1,097	1,038
[5]	National Finance Authority NH Revenue	4.875%	12/1/33	600	599
	National Finance Authority NH Revenue	4.125%	1/20/34	5,175	5,137
	National Finance Authority NH Revenue	3.875%	1/20/38	2,578	2,440
	National Finance Authority NH Revenue	4.250%	7/20/41	4,959	4,817
	National Finance Authority NH Revenue PUT	4.150%	10/1/34	1,000	977
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,583
[5]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/35	1,351	1,337
[5]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/32	1,000	1,003
[5]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/33	500	509
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	968	961
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,020
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/34	1,000	1,094
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/27	1,000	1,000
[3]	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	3.750%	1/2/25	21,000	21,000
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/34	850	881
					48,594
New Jersey (1.4%)
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,314
[13]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/32	1,000	1,109
[13]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/35	1,000	1,118
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,915
[6]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,217
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	775
[9]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,318
[3,5]	Mercer County NJ GO TOB VRDO	3.900%	1/2/25	2,900	2,900
[9]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	903
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	3,920	4,105
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	2,910	2,810
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	262
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,059
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	506
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,076
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,100
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	414
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,381
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,452
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,730
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,352
[10]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,062
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,479
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,132
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	746
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	793
	New Jersey GO	2.000%	6/1/31	1,295	1,137
	New Jersey GO	2.000%	6/1/32	1,230	1,058
	New Jersey GO	2.000%	6/1/35	1,000	802
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	523
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	130
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,016

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,048
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/27	280	277
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/43	2,000	2,202
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,100
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,310
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,432
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	633
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,429
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,020
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,105
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,080
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	614
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,087
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,716
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,083
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,054
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,061
[6]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,436
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,366
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,062
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/32	2,360	2,632
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/33	3,000	3,375
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,177
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/34	2,500	2,829
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,640	1,726
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/35	2,845	3,219
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/37	1,250	1,402
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/40	1,155	1,275
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,365	1,107
[10,17]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	208
[6]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	754
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,059
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	684
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	896
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	507
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	975
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,817
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	625
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,709
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	1,455	1,364
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,543
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,559
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	700
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,647
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,720
	New Jersey Turnpike Authority Revenue	5.000%	1/1/27	1,000	1,040
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	505
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,400
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,053
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,092
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,000	1,134
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,544
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,144
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,028
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,044
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	1,000	1,001
	New Jersey Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,100
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	525
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,861
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,309
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,626
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,044
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,042
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,627
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,552
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,033
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,800
					147,822

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (0.1%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	904
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,401
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,173
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	501
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	610	616
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	110	111
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	165	167
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	904
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,534
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	845	820
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	385	386
					9,517
New York (7.4%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	810
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	716
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	1,063
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	1,067
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	306
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	341
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	441
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	582
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,159
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	451
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	203
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	243
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	529
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	590
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	523
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	744
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,606
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	10,000	10,307
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,544
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	535
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	1,003
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/32	5,820	5,951
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,154
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,311
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/29	1,000	980
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/43	1,000	1,099
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,027
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,145
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	4,070	4,397
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,755
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,935	2,116
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	1,680	1,744
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,623
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	2,500	2,794
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,592
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,685	3,012
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	2,275	2,356
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	4,915	5,108
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,000	1,029
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	2,000	2,012
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	802
[6]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,054
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,088
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,030	1,125
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/41	920	998
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,444
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	777
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	2,435	2,365
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/42	625	674
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/43	1,000	965
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	524
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	100	107
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	1,800	1,920
[3]	Metropolitan Transportation Authority NY Revenue VRDO	3.850%	1/2/25	23,110	23,110

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Metropolitan Transportation Authority NY Revenue VRDO	3.850%	1/2/25	9,300	9,300
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,055
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	2,031
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	584
	New York City NY GO	5.000%	8/1/27	1,000	1,053
	New York City NY GO	5.000%	8/1/30	1,000	1,100
	New York City NY GO	5.000%	8/1/31	1,000	1,115
	New York City NY GO	5.000%	8/1/32	1,000	1,126
	New York City NY GO	5.000%	8/1/32	1,000	1,027
	New York City NY GO	5.000%	8/1/32	1,925	2,167
	New York City NY GO	5.000%	12/1/32	1,755	1,812
	New York City NY GO	5.000%	12/1/32	1,000	1,063
	New York City NY GO	5.000%	8/1/33	1,020	1,158
	New York City NY GO	5.000%	10/1/34	1,940	2,079
	New York City NY GO	5.000%	12/1/35	1,120	1,153
	New York City NY GO	5.000%	10/1/36	3,875	4,043
	New York City NY GO	4.000%	8/1/37	2,000	2,032
	New York City NY GO	4.000%	10/1/37	6,640	6,746
	New York City NY GO	5.000%	4/1/39	1,000	1,102
	New York City NY GO	5.000%	4/1/39	2,260	2,351
	New York City NY GO	5.000%	8/1/39	1,625	1,722
	New York City NY GO	5.000%	9/1/39	5,000	5,479
	New York City NY GO	4.000%	3/1/40	1,000	1,001
	New York City NY GO	5.000%	4/1/40	3,095	3,423
	New York City NY GO	5.000%	9/1/40	1,760	1,953
	New York City NY GO	3.000%	3/1/41	1,210	1,012
	New York City NY GO	4.000%	3/1/41	1,000	994
	New York City NY GO	4.000%	4/1/41	2,715	2,699
	New York City NY GO	5.000%	4/1/41	3,000	3,269
	New York City NY GO	5.250%	5/1/41	1,250	1,373
	New York City NY GO	4.000%	4/1/42	3,000	2,960
	New York City NY GO	5.000%	9/1/42	1,955	2,148
	New York City NY GO	5.250%	10/1/42	1,000	1,099
	New York City NY GO	5.000%	4/1/43	1,000	1,089
	New York City NY GO	5.250%	4/1/43	1,000	1,100
	New York City NY GO	5.000%	3/1/44	1,000	1,084
	New York City NY GO	5.000%	4/1/44	4,540	4,922
	New York City NY GO	5.000%	8/1/45	2,500	2,689
	New York City NY GO	5.000%	8/1/47	1,000	1,056
[3]	New York City NY GO VRDO	4.050%	1/2/25	3,100	3,100
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/31	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/31	100	101
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	670	634
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,500
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	360	360
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,932
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	969
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	993
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,020
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	998
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	993
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,003
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/28	1,975	1,981
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/28	1,400	1,409
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	653
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,283
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,797
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,848
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,050
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,028
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,177

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,276
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,042
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	2,725	2,820
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,656
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,000	2,083
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,500	2,595
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	235
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,000	1,087
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	2,000	1,956
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	1,100	1,075
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.850%	1/2/25	8,260	8,260
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.850%	1/2/25	6,900	6,900
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.850%	1/2/25	16,925	16,925
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,748
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,020
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,063
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,718
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	5,000	5,191
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,617
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/36	3,250	3,410
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,746
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,038
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,083
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,083
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,651
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,101
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,109
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,487
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,025
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,519
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,136
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,750
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,583
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,004
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,586
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,571
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,764
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,134
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,634
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,245
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,016
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,740
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,257
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,841
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,541
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,112
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/41	1,000	1,103
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,143
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,103
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,174
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	1,750	1,921
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,136
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/43	1,425	1,555
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/44	1,000	1,089
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,128
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	2,610	2,804
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/29	1,000	1,091
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/32	1,245	1,400
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,500	1,696
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,039
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,111
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	122
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	2,000	2,061
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/36	1,145	1,304
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,432
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	254
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	1,110	1,256
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	203
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,010
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	3,000	3,018

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,115
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,010
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	593
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,271
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,611
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,671
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	836
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	8,854
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	549
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,173
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	1,075	1,178
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,709
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/43	1,000	1,022
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	982
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	1,395	1,525
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	2,000	2,165
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/45	5,000	5,421
[7]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/45	2,000	2,175
[7]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/46	2,000	2,168
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,572
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	5,972
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,741
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,405
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,398
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,034
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	412
[9]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,660
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/44	1,000	753
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,271
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,605
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,202
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,239
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,146
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	773
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,357
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	336
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	2,815	2,596
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	865
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,152
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,461
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,675
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	746
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,563
	New York Power Authority Green Revenue	5.000%	11/15/33	1,000	1,163
[6]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,083
[6]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,075
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	530
[9]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,103
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,091
	New York State Dormitory Authority Revenue	5.000%	7/1/32	10,850	11,145
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	938
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	799
	New York State Dormitory Authority Revenue	5.000%	10/1/33	2,265	2,322
	New York State Dormitory Authority Revenue	5.000%	10/1/33	500	542
	New York State Dormitory Authority Revenue	5.000%	11/1/33	1,730	1,879
[6]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,746
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,222
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,004
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,003
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,960
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	572
[7]	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/34	1,030	1,158
[7]	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/37	1,000	1,111
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/38	500	507
[7]	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/43	1,000	1,079
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,000	1,081
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,077

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,050	1,152
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,075
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,226
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,130	1,258
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,003
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,916
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,076
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,010
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,245
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,011
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	4,000	4,091
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,319
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,037
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,015
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,013
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,073
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,632
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	3,024
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,102
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,587
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	1,004
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	530	532
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	1,420	1,570
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	3,000	3,282
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,107
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,977
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43	1,000	1,089
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	2,035	2,039
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	3/15/25	1,085	1,089
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/32	720	764
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,402
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,537
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,837
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,460	1,667
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	2,035	2,343
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,433
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,045
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,000	1,158
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,570
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,257
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,500	2,597
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,141
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,052
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,123
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,133
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	4,560	4,935
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	3,500	3,775
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	980
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,269
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,564
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/43	1,730	1,919
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/45	2,500	2,799
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,239
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	691
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,420	1,378
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	725	703
[14]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,070	1,050
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,009
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/29	1,000	991
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/29	1,475	1,479
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,430
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/29	1,750	1,749

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/31	2,045	2,029
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/35	2,880	2,847
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/28	100	99
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	6/15/29	500	498
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/29	100	99
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	6,200	5,801
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,332
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,480	1,459
	New York State Thruway Authority General Revenue	5.000%	1/1/38	1,500	1,693
[9]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	1,004
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	999
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	992
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,145
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,127
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,449
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,435
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,046
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,067
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,064
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/38	3,325	3,592
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,596
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	1,001
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,490
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	1,973
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	5,000	5,293
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	20
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,117
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,560
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,368
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	219
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,338
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	366
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,973
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,287
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,453
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,113
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/40	1,235	1,390
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/41	1,000	1,118
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/42	1,000	1,111
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,372
	Suffolk County NY Public Improvement GO	3.000%	10/15/40	1,000	905
	Suffolk County NY Public Improvement GO	3.000%	10/15/41	1,000	889
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/34	500	515
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,922
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	3,745	3,841
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	456
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	468
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	290
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,250
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,055
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,176
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,211
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,133
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,145
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	8,000	9,300
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	625
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,093
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,130
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/45	1,355	1,467
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/46	1,920	2,072
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	974
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,405
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,098
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/30	1,000	808

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	847
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	1,978
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,039
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,075
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	1,450	1,620
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	2,000	2,076
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,149
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,030
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,400	1,564
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	967
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/29	2,000	2,111
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	1,967
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,478
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,626
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/39	1,570	1,633
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	515	585
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	720
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,085
[6]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,116
[6]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,405
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,436
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,533
[9]	Yonkers NY GO	5.000%	11/15/38	500	554
					765,114
North Carolina (0.4%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,179
	Charlotte NC GO	4.000%	7/1/34	4,260	4,278
	Charlotte NC GO	5.000%	7/1/42	2,950	3,264
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/42	1,000	1,117
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/27	770	765
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,470
[3]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	4.000%	1/6/25	3,125	3,125
[6]	Fayetteville NC State University Revenue	5.000%	4/1/43	2,720	2,812
	Guilford County NC GO	5.000%	3/1/25	8,575	8,602
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/41	995	1,000
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,018
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	980	1,042
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	947
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	756
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/34	115	118
[13]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	713
[6]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,937
	Pender County NC GO	3.000%	3/1/39	2,000	1,785
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	349
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	407
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,457
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,016
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	327
	Wake County NC GO	5.000%	5/1/29	1,250	1,359
	Western California University General Revenue	3.000%	4/1/36	1,480	1,367
	Wilson NC Special Obligation Revenue	4.000%	10/1/44	1,000	982
					44,223
North Dakota (0.1%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/27	1,115	1,106
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,215
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	464
[6]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	838
[6]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	506
	Horace ND GO	4.500%	5/1/39	600	598
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	970	1,023
					5,750
Ohio (1.0%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,362
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,205
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,158

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,339
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	410
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,205
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,039
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	728
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	382
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	314
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	366
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,062
[6]	Columbus OH City School District GO	0.000%	12/1/29	1,000	849
	Columbus OH GO	5.000%	4/1/25	1,200	1,206
	Columbus OH GO	5.000%	4/1/30	4,500	4,955
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/34	590	583
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	981
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,126
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,023
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,681
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	691
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/39	715	706
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,182
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	887
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,074
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,030
[3]	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group) VRDO	4.100%	1/2/25	6,035	6,035
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	644
	Hamilton County OH Sewer System Revenue	5.000%	12/1/30	500	555
[3]	Lancaster OH Port Authority Gas Supply Revenue	5.000%	8/1/49	400	401
	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	8/1/30	1,325	1,397
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	896
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/39	525	561
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	828
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	823
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	952
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	917
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,400
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,678
	North Ridgeville OH City School District GO	5.000%	12/1/40	625	658
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,411
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	503
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	734
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,678
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,160
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	382
	Ohio GO	5.000%	2/1/27	1,000	1,021
	Ohio GO	5.000%	5/1/33	1,010	1,070
	Ohio GO	5.000%	3/1/35	1,000	1,034
	Ohio GO	5.000%	5/1/35	770	858
	Ohio GO	5.000%	5/1/36	600	667
	Ohio GO	5.000%	3/1/38	2,000	2,062
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,042
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	960	1,008
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,049
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,397
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,358
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	948
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	994
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/45	1,000	879
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33	345	378
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	975
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/32	1,000	1,121
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/35	1,410	1,605
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	109
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	527
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/55	500	544

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,585
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,372
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	457
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/42	1,100	1,221
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/44	1,000	1,102
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,921
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,558
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/39	1,490	1,646
	Princeton OH City School District GO	0.000%	12/1/41	1,000	468
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/43	200	214
	University of Cincinnati OH Revenue	5.000%	6/1/43	4,000	4,328
[3,5]	University of Toledo Revenue TOB VRDO	4.200%	1/2/25	4,925	4,925
[3,5]	University of Toledo Revenue TOB VRDO	4.200%	1/2/25	2,100	2,100
					105,700
Oklahoma (0.3%)
	Grand River Dam Authority Revenue	5.000%	6/1/42	1,000	1,091
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,264
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	985
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	16
	Oklahoma City OK GO	4.000%	3/1/41	5,800	5,766
	Oklahoma City OK GO	4.000%	3/1/43	5,800	5,644
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,550
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,030	1,058
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/31	1,235	1,358
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	466
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,455
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,053
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,539
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/37	750	764
[9]	University of Oklahoma Revenue	5.000%	7/1/40	700	770
[9]	University of Oklahoma Revenue	5.000%	7/1/41	865	947
[9]	University of Oklahoma Revenue	5.000%	7/1/42	865	942
[9]	University of Oklahoma Revenue	5.000%	7/1/43	920	998
					28,666
Oregon (0.6%)
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	825
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,187
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	593
[3,5]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	4.150%	1/2/25	4,700	4,700
	Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,023
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	1,000	889
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/33	500	571
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/32	2,000	2,279
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/34	5,000	5,799
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,131
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,409
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,015
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	461
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	461
	Oregon GO	5.000%	5/1/30	4,215	4,318
	Oregon GO	5.000%	5/1/36	5,000	5,185
	Oregon Health & Science University Revenue	4.000%	7/1/36	2,000	2,001
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	860	861
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,645	1,749
	Oregon Housing & Community Services Department Multifamily Revenue	3.930%	10/1/36	1,932	1,822
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,950	1,962
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,168
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,635
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,962
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,335
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	547
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	505
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	923
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,768
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,635
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,352
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,440

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/35	2,400	2,491
					67,002
Pennsylvania (2.4%)
	Abington PA School District GO	4.000%	10/1/39	2,500	2,499
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,067
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,039
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	548
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,046
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,037
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,036
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	2,400	2,310
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,046
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/32	900	1,013
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	475
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,185	1,188
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	900	950
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,341
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	536
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	1,075	1,159
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,000	1,016
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,106
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	2,007
[9]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,019
[9]	Armstrong PA School District GO	5.000%	3/15/27	995	1,036
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,136
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/35	1,000	974
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/37	1,105	1,164
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,764
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	784
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,573
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,004
[9]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	293
[9]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	2,020
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[9]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	512
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	1,000	1,026
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/35	1,515	1,582
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/44	2,000	1,861
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	741
	Delaware PA GO	5.000%	8/1/39	420	462
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	234
[11]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	325	350
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/31	1,455	1,489
[9,11]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	82
[9,11]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,131
[9]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	882
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,488
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,031
[6]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,452
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,045
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,072
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	861
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,024
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	199
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/43	1,000	984
[9]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/44	1,000	977
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,554
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/26	1,220	1,255
[6]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,015
	Manheim Township PA School District GO	4.000%	5/1/35	550	557
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,225

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,943
	Montgomery County PA GO	5.000%	10/1/39	1,000	1,093
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,602
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	696
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,000
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,935	2,987
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,030
[6]	Northampton County PA General Purpose Authority Hospital Revenue	4.000%	8/15/42	2,150	2,074
	Northampton County PA General Purpose Authority Revenue	5.000%	11/15/34	500	575
	Pennsylvania COP	5.000%	7/1/26	500	514
	Pennsylvania COP	5.000%	7/1/27	500	523
[6]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/43	500	488
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	250	253
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,089
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,575
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	822
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,402
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	994
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	745
	Pennsylvania Economic Development Financing Authority Revenue (Villanova University Project)	5.000%	8/1/42	1,500	1,652
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	949
	Pennsylvania GO	5.000%	1/1/26	3,295	3,359
	Pennsylvania GO	5.000%	9/15/26	1,500	1,551
	Pennsylvania GO	5.000%	9/1/28	2,500	2,684
	Pennsylvania GO	4.000%	1/1/29	3,000	3,040
[6]	Pennsylvania GO	4.000%	8/15/30	1,000	1,003
	Pennsylvania GO	5.000%	9/1/30	2,500	2,761
	Pennsylvania GO	5.000%	9/1/31	3,000	3,353
[6]	Pennsylvania GO	4.000%	3/1/33	1,110	1,129
[6]	Pennsylvania GO	4.000%	3/1/34	1,670	1,692
	Pennsylvania GO	5.000%	10/1/35	2,500	2,791
	Pennsylvania GO	4.000%	3/1/36	1,000	1,005
	Pennsylvania GO	3.000%	5/15/36	1,000	917
	Pennsylvania GO	4.000%	3/1/37	1,000	1,003
[9]	Pennsylvania GO	4.000%	3/1/37	1,000	1,007
	Pennsylvania GO	2.000%	5/15/38	1,390	1,015
	Pennsylvania GO	2.000%	5/15/39	1,000	709
	Pennsylvania GO	2.000%	5/15/40	1,540	1,067
	Pennsylvania GO	2.000%	5/15/41	1,430	969
	Pennsylvania GO	4.000%	8/15/41	1,000	996
	Pennsylvania GO	4.000%	9/1/41	1,500	1,494
	Pennsylvania GO	4.000%	9/1/42	1,500	1,489
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/40	1,305	1,435
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/42	500	472
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	1,900	1,959
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,155
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,126
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,500	1,565
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,080	1,089
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,045	2,149
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	920	972
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	2,030	2,195
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/54	500	541
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,313
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,043
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	650
[6]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,681
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	777
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,307
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,115
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	1,480	1,586
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,562

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,118
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,353
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,262
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	1,570	1,761
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	1,990
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,126
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,716
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,036
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,185
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,068
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,639
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,168
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	1,000	1,111
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,000	1,105
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/43	1,000	992
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,043
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,015	2,216
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,619
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,049
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,002
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	920	904
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,006
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,004
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,021
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/35	1,200	1,206
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,647
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,032
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32	645	716
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,175	1,314
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,347
	Philadelphia PA Gas Works Revenue	5.000%	8/1/39	1,000	1,106
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,004
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,637
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,014
[6]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,069
[6]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	987
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,078
	Philadelphia PA School District GO	5.000%	9/1/31	940	948
[13]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/31	1,380	1,533
[13]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/32	1,280	1,438
[13]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/34	1,120	1,278
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,650
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/40	2,000	2,181
[13]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/43	1,090	1,200
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/45	1,000	1,053
[6]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,079
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,517
	Pittsburgh PA GO	5.000%	9/1/39	450	492
	Pittsburgh PA GO	5.000%	9/1/42	500	539
[6]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,070
[6]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,167
[6]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,859
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	828
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	796
	School District of Philadelphia GO	5.000%	9/1/26	1,000	1,029
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,079
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,581
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,215
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,234
[6]	Scranton PA GO	5.000%	11/15/29	625	665
	Seneca Valley PA School District GO	3.000%	4/1/34	1,995	1,897
[18]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	914

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,166
[9]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,088
[6]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,692
[6]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,135
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,078
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	750	630
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,211
					243,857
Puerto Rico (0.8%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	259
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,629
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	2,610	2,722
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,775	1,853
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,555	1,602
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	1,065	1,098
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	700	721
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	395	409
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	575	543
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	520	491
	Puerto Rico Commonwealth GO	4.000%	7/1/37	571	551
	Puerto Rico Commonwealth GO	4.000%	7/1/41	393	371
	Puerto Rico Commonwealth GO	0.000%	11/1/43	1,524	934
	Puerto Rico Commonwealth GO	0.000%	11/1/51	6,363	3,945
	Puerto Rico GO	5.375%	7/1/25	2,595	2,611
	Puerto Rico GO	5.625%	7/1/27	5,530	5,731
	Puerto Rico GO	5.625%	7/1/29	6,627	7,059
	Puerto Rico GO	5.750%	7/1/31	4,315	4,719
	Puerto Rico GO	0.000%	7/1/33	3,661	2,476
	Puerto Rico GO	4.000%	7/1/33	7,731	7,614
	Puerto Rico GO	4.000%	7/1/35	2,561	2,496
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,045
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	228
[6,13]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,042
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,046	947
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,898	1,593
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	762
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	3,811	2,683
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	15,508	15,295
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,786	2,754
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,565
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	559	553
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	350	113
					78,414
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	1,953
[13]	Providence RI Public Building Authority Revenue	5.000%	9/15/33	1,000	1,113
[6]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	1,365	1,432
[6]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	2,590	2,700
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	508
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/34	500	563
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/37	1,000	1,081
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	590	587
					9,937
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	267
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	442
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	906
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/41	1,000	1,000
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,065
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,599
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	253
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	1,032
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,009

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,520
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,032
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,902
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,655
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	1,730	1,863
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	828
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,563
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,070
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,287
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/35	1,000	1,109
[3,5]	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) TOB VRDO	3.990%	1/2/25	500	500
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,546
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/31	1,700	1,885
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/40	1,165	1,298
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/43	1,175	1,294
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/45	1,110	1,236
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/39	500	523
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,107
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/35	2,000	2,069
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	502
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,097
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,140
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,014
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,680
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	2,500	2,485
	South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,000	1,077
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,369
[6]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	546
[9]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,013
					55,783
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,378
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,019
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,127
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/36	2,500	2,470
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	755	739
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,270	1,238
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	175	186
	South Dakota State Building Authority Revenue	5.000%	6/1/37	1,000	1,033
					13,190
Tennessee (0.8%)
[3]	Blount County TN Public Building Authority Revenue VRDO	3.850%	1/6/25	10,000	10,000
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,010
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/44	1,000	1,087
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	1,140	1,239
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,649
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,038
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,719
[3,5]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	4.200%	1/2/25	3,250	3,250
	Knox County TN GO	3.000%	6/1/37	3,580	3,228
	Knox County TN GO	4.000%	6/1/38	3,645	3,690
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,018
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	941
	Memphis TN GO	4.000%	6/1/31	1,000	1,006
	Memphis TN GO	5.000%	4/1/41	1,120	1,228
	Memphis TN GO	5.000%	4/1/41	1,185	1,299
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	539
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,033

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	840	868
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	600	678
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/38	750	844
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,571
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,443
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/29	1,000	1,070
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	213
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	808
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,057
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	307
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	3,025
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,520
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	934
[19]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	279
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/34	1,910	2,116
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/29	1,000	1,053
[3,5]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	3.940%	1/2/25	380	380
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/29	11,485	12,054
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,348
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	915
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,050
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,200
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,240	5,401
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,020	1,016
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	975	1,031
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	525
					81,690
Texas (7.7%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/28	500	496
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,057
[20]	Aldine TX Independent School District GO	4.000%	2/15/34	1,350	1,367
[20]	Aldine TX Independent School District GO	5.000%	2/15/38	1,225	1,372
	Allen TX GO	5.000%	8/15/39	1,250	1,384
[20]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,058
[20]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,087
[20]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/44	1,000	972
[20]	Arlington Independent School District GO	5.000%	2/15/25	1,255	1,258
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	610
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	322
[9]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,214
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,522
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/43	1,000	983
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,160
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,288
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,858
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,010
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,046
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,071
[20]	Austin TX Independent School District GO	5.000%	8/1/40	1,040	1,137
[20]	Austin TX Independent School District GO	5.000%	8/1/41	2,265	2,460
[20]	Austin TX Independent School District GO	5.000%	8/1/42	1,810	1,957
[20]	Austin TX Independent School District GO	4.000%	8/1/43	3,750	3,705
[20]	Austin TX Independent School District GO	4.000%	8/1/44	1,610	1,575
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,142
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,119
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,023
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,853
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	2,500	2,747
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,694

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,473
	Bexar County TX GO	4.000%	6/15/36	3,070	3,100
[20]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,699
[20]	Boerne TX Independent School District GO PUT	4.000%	2/1/28	1,170	1,193
[20]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,436
[20]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,091
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	650	715
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	800	877
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	835	909
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	500	543
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,384
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	859
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,377
[10]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	946
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	100
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	849
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,129
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,907
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,011
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,114
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/39	3,000	2,968
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	389
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	873
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/33	525	595
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	939
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,109
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	667
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,499
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	714
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/44	1,705	1,667
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,553
	Collin County TX GO	5.000%	2/15/27	3,900	4,067
	Collin County TX GO	5.000%	2/15/28	1,450	1,539
[20]	Comal TX Independent School District GO	3.000%	2/15/40	500	445
[20]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	838
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,477
	Conroe TX GO	5.000%	11/15/41	410	443
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,417
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/43	3,000	3,269
[20]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	584
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	282
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	333
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	808
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/28	1,000	1,061
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29	2,000	2,152
[20]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,003
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/34	1,240	1,413
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,017
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,225
	Dallas TX GO	4.000%	2/15/39	6,250	6,299
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,003
[14]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/26	120	123
[20]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,105
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	1,964
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	1,125	1,277
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,019
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	2,060	2,339
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,111
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/40	1,750	1,936
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	1,360	1,488
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	1,395	1,516
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	1,160	1,257
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	1,085	1,063
[20]	Denison TX Independent School District GO	5.000%	8/1/26	1,600	1,649
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	750	751
	Denton TX GO	4.000%	2/15/42	160	157
	Denton TX GO	4.000%	2/15/44	3,000	2,907
[20]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,094
[20]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/40	1,125	1,234

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/27	500	508
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,196
	Ector County TX GO	5.000%	2/15/34	1,000	1,135
	Ector County TX GO	5.000%	2/15/44	1,500	1,622
[13]	El Paso County TX Hospital District GO	5.000%	8/15/33	700	778
[13]	El Paso County TX Hospital District GO	5.000%	8/15/39	1,000	1,089
	El Paso TX GO	5.000%	8/15/27	1,000	1,025
	El Paso TX GO	4.000%	8/15/34	1,000	1,017
	El Paso TX GO	3.000%	8/15/37	765	690
[20]	El Paso TX Independent School District GO	5.000%	8/15/42	1,250	1,272
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,640
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,494
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/39	375	364
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/34	2,015	2,002
[5]	Fate TX Special assessment Bonds Improvement Revenue	4.500%	8/15/31	500	494
[9]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	447
[9]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	389
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,009
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,682
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/36	840	762
[20]	Fort Bend TX Independent School District GO	5.000%	8/15/38	1,980	2,199
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,384
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,359
[20]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,436
[20]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,250
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	1,002
[20]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,605
	Galveston TX Wharves & Term Revenue	5.000%	8/1/39	600	644
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	721
	Garland TX GO	5.000%	2/15/40	1,325	1,450
[20]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,637
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,183
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,582
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/42	1,610	1,761
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	666
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/39	1,655	1,812
[9]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,508
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,091
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	383
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,661
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,050
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,664
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,468
	Grand Prairie TX Combination Tax GO	4.000%	2/15/35	1,245	1,261
[20]	Granger TX Independent School District GO	5.000%	2/15/42	4,885	5,191
[6]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,091
[9]	Greenville TX Electric Utility System Revenue	5.000%	2/15/32	2,880	3,162
[20]	Greenwood TX Independent School District GO	4.000%	2/15/40	9,050	9,048
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	128
	Gulf Coast Industrial Development Authority TX Revenue (ExxonMobil Project) VRDO	4.050%	1/2/25	10,200	10,200
[9]	Hale County TX GO	5.000%	3/15/36	1,635	1,817
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	1,001
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/31	1,000	1,102
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/34	1,100	1,242
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	880
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,041
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,317
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,473
	Harris County TX GO	5.000%	9/15/29	2,000	2,174
	Harris County TX GO	5.000%	10/1/36	1,200	1,210
	Harris County TX GO	5.000%	10/1/40	2,470	2,485
	Harris County TX GO	4.000%	9/15/41	1,740	1,733
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	4,495	4,507
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/40	1,500	1,658
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/43	1,035	1,009
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/44	1,275	1,387

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,723
[10]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	1,160	863
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/28	2,950	2,574
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/31	1,340	1,048
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	506
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	866
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	815
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	360
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,193
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,796
	Houston TX GO	5.000%	3/1/27	1,000	1,042
	Houston TX GO	4.000%	3/1/35	1,500	1,508
	Houston TX GO	5.000%	3/1/40	1,575	1,732
	Houston TX GO	5.250%	3/1/41	1,000	1,105
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	476
	Houston TX Public Improvement Refunding GO	5.000%	3/1/26	500	512
	Houston TX Public Improvement Refunding GO	5.000%	3/1/39	1,245	1,378
	Houston TX Public Improvement Refunding GO	5.000%	3/1/40	1,500	1,649
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	913
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,400
	Houston TX Utility System Revenue	5.000%	11/15/26	400	415
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,001
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	981
	Houston TX Utility System Revenue	5.000%	11/15/43	2,885	2,993
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	2,615	2,619
	Irving TX GO	5.000%	9/15/27	1,425	1,502
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,845
[20]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,502
[20]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,019
[20]	Katy TX Independent School District GO	5.000%	2/15/44	1,315	1,416
[20]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,230
	Laguna-Madre Water District GO	4.000%	3/1/42	3,205	3,108
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	431
	Lake Worth TX Combination TAX GO	4.000%	8/15/43	1,775	1,740
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,091
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,080
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,105
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	1,005
[9]	Laredo TX Community College District Revenue	4.000%	8/1/34	1,820	1,814
	Lewisville TX GO	5.000%	2/15/27	3,140	3,268
[20]	Lewisville TX Independent School District GO	5.000%	8/15/44	2,785	3,021
	Liberty County TX Combination Tax GO	2.000%	8/1/33	1,070	883
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,839
[20]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,616
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,619
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,589
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/42	1,000	1,070
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,067
[6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,346
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,274
[6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,571
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/44	1,000	1,017
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,207
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,001
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,175
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,158
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,081
[6]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,909
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/40	2,170	2,241
	Lubbock TX GO	4.000%	2/15/42	1,490	1,458
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,401
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,307

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/44	1,000	980
	McKinney TX GO	3.750%	8/15/36	1,090	1,090
	McKinney TX GO	3.875%	8/15/38	880	878
	McKinney TX GO	4.000%	8/15/43	1,000	996
[20]	McKinney TX Independent School District GO	5.000%	2/15/31	3,475	3,482
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	443
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	756
[8]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
	Midland County TX GO	4.000%	2/15/41	3,010	3,020
[20]	Midland TX Independent School District GO	4.000%	2/15/40	1,000	1,005
[20]	Midland TX Independent School District GO	4.000%	2/15/42	2,145	2,129
[20]	Midland TX Independent School District GO	4.000%	2/15/44	3,000	2,926
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,014
[20]	Montgomery TX Independent School District GO	5.000%	2/15/28	2,140	2,144
[20]	New Caney TX Independent School District GO	5.000%	2/15/34	1,315	1,501
[20]	New Caney TX Independent School District GO PUT	4.000%	8/15/27	500	508
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,082
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,021
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	888
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	499
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	241
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,424
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	682
[9]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	528
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,526
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,659
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/30	1,000	836
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	805
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,366
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	744
	North Texas Tollway Authority Revenue	5.000%	1/1/33	1,290	1,447
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,069
	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,125	1,275
	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,290	1,455
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,022
[13]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	652
	North Texas Tollway Authority Revenue	5.250%	1/1/42	1,110	1,235
	North Texas Tollway Authority Revenue	5.000%	1/1/43	1,625	1,676
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,020
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,115
[13]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	900
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,245
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,000
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,820
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,336
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,500
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,730
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,060
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,016
[6]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,519
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,030
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,260
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,045
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,085
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,001
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,081
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,085
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	634
[20]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,310
[20]	Northside TX Independent School District GO	5.000%	8/15/41	1,575	1,726
[20]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	985
[20]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,845	2,823
[20]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,921

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,301
[20]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,437
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,108
[20]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,898
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,087
	Pasadena TX GO	4.000%	2/15/28	1,000	1,002
	Pearland TX GO	4.000%	3/1/32	1,095	1,105
	Pearland TX GO	4.000%	3/1/33	910	917
[9]	Pearland TX GO	5.000%	9/1/33	510	577
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	343
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,275
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,253
[20]	Plano Independent School District GO	4.000%	2/15/34	5,620	5,646
	Plano TX GO	5.000%	9/1/26	1,185	1,222
	Plano TX GO	5.000%	9/1/28	1,305	1,396
	Plano TX GO	3.200%	9/1/34	1,410	1,328
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,443
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,072
[20]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,351
[20]	Rankin TX Independent School District GO	5.000%	2/15/33	865	895
[20]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,760
[20]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,040
[20]	Richardson Independent School District GO	5.000%	2/15/39	4,500	4,923
	Richardson TX GO	4.000%	2/15/42	1,860	1,833
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	1,943
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	523
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,027
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,720
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	255	247
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	1,000	1,116
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,260
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/35	1,125	1,207
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,026
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39	1,000	1,111
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/41	1,000	1,096
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/42	1,250	1,370
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	978
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43	1,265	1,381
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44	1,120	1,214
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,571
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	143
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	1,005
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	939
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/43	1,000	986
[20]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,143
[20]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,308
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,296
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,272
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,127
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,027
	San Antonio TX Water Revenue	5.000%	5/15/36	750	851
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,731
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,505
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,917
[20]	Sherman TX Independent School District GO	5.000%	2/15/28	270	287
	Smith County TX GO	5.000%	8/15/43	3,000	3,201
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,358
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,407
[20]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,124
[20]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,794
[20]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,010
[20]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,404
[20]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	3,064
	Sugar Land TX GO	5.000%	2/15/26	510	521
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,020

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	2,265	2,442
[3]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) VRDO	3.650%	1/6/25	15,415	15,415
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,392
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/29	1,000	1,073
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/32	3,000	3,337
[3,5]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health) TOB VRDO	4.170%	1/2/25	3,100	3,100
	Tarrant County TX GO	5.000%	7/15/33	600	663
	Tarrant County TX GO	4.000%	7/15/41	1,000	998
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/43	1,000	1,001
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/27	110	114
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,763
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	920	984
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	945	998
	Texas GO	5.000%	10/1/36	1,225	1,238
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	60	62
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,573
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,427
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	1,008
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,470
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/34	1,895	2,088
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,575	11,257
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	5,125	5,643
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/34	5,245	5,580
[6]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	912
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,185	3,219
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,160	2,177
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,045	1,038
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,935
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,173
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	975
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,063
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	2,000	2,107
[9]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	544
[11]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,576
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,681
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,860
	Texas Transportation Commission GO	5.000%	4/1/29	2,430	2,626
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,519
	Texas Transportation Commission GO	5.000%	10/1/31	675	755
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,041
	Texas Transportation Commission GO	5.000%	10/1/32	1,110	1,256
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,083
	Texas Transportation Commission GO	5.000%	4/1/40	1,000	1,107
	Texas Transportation Commission GO	5.000%	4/1/41	1,120	1,235
	Texas Transportation Commission GO	5.000%	10/1/42	1,290	1,424
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,505
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,774
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	1,490	1,672
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	2,165	2,445
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	2,000	2,253
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	3,470	3,900
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/36	2,000	2,245
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,400	1,494
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,104
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/40	1,000	1,097
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/30	1,095	1,163
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,607
	Texas Water Development Board Revenue	5.000%	10/15/31	5,795	5,872
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,141
	Texas Water Development Board Revenue	5.000%	10/15/33	2,210	2,517

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Revenue	5.000%	8/1/34	3,000	3,227
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,319
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,923
	Texas Water Development Board Revenue	5.000%	10/15/35	1,350	1,542
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,163
	Texas Water Development Board Revenue	5.000%	10/15/40	1,270	1,415
	Texas Water Development Board Revenue	4.700%	10/15/41	2,000	2,121
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,201
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,012
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,564
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,397
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,666
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,657
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,314
[20]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	985
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/28	1,000	1,000
	Travis TX GO	5.000%	3/1/27	1,545	1,579
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/27	2,645	2,750
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/30	1,635	1,686
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,029
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	261
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,294
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	692
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,289
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,107
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,009
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,851
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,526
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,573
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,123
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,312
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	577
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	2,625	3,061
	University of Texas Financing System Revenue	5.000%	8/15/32	770	870
	University of Texas Financing System Revenue	5.000%	8/15/34	1,000	1,074
	University of Texas Financing System Revenue	5.000%	8/15/35	2,650	3,068
	University of Texas Financing System Revenue	5.000%	8/15/38	490	552
	University of Texas Financing System Revenue	5.000%	3/15/39	1,205	1,340
	University of Texas Financing System Revenue	5.000%	8/15/39	880	988
	University of Texas Financing System Revenue	3.000%	8/15/41	950	805
	University of Texas Financing System Revenue	5.000%	3/15/42	1,500	1,642
	University of Texas Financing System Revenue	5.000%	3/15/44	1,000	1,087
	University of Texas Permanent University Fund Revenue	5.000%	7/1/34	1,295	1,488
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,535
	Waco TX Combination Tax GO	5.000%	2/1/32	825	923
	Waco TX Combination Tax GO	5.000%	2/1/33	1,000	1,130
	Waco TX Combination Tax GO	5.000%	2/1/43	2,000	2,179
[20]	Waco TX Independent School District GO	4.000%	8/15/42	915	900
[20]	Waxahachie TX Independent School District GO	5.000%	2/15/33	1,000	1,133
[20]	Weslaco TX Independent School District GO	5.000%	2/15/41	1,000	1,104
[9]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,293
[9]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	273
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,280
	Williamson County TX GO	5.000%	2/15/28	2,000	2,117
	Williamson County TX GO	4.000%	2/15/43	2,820	2,810
[20]	Wylie TX Independent School District GO	5.000%	2/15/26	200	205
					798,752
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,446
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,015
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,474
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,609
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,375
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,185
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,186
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/41	1,105	1,191
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,688

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	761
	Jordan Valley UT Water Conservancy District Revenue	5.000%	10/1/42	800	861
[5]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/39	500	507
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,344
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	789
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	893
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/54	1,050	1,153
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,052
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	1,575	1,793
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	2,190	2,467
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	1,435	1,604
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	2,185	2,456
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,103
[6]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	129
					43,081
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,142
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,029
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	976
	Vermont GO	4.000%	8/15/42	1,000	1,008
	Vermont Municipal Bond Bank Revenue	4.000%	12/1/42	2,260	2,227
					6,382
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	118
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	396
					559
Virginia (0.7%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,068
	Arlington County Industrial Development Authority Multifamily Housing Revenue	5.000%	1/1/26	3,220	3,278
	Arlington County VA GO	4.000%	8/1/39	1,195	1,212
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/40	1,000	997
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	761
	Danville VA GO	4.000%	9/1/27	1,540	1,585
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/32	1,500	1,683
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,707
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,000	1,011
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/41	1,000	1,118
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/44	1,070	1,178
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,100
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	256
[6]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	546
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	216
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	767
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	2,425	2,560
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,530
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,212
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,020
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/40	996	1,009
	Spotsylvania County VA Public Improvement GO	5.000%	1/15/25	1,150	1,151
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	616
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,028
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	434
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	8,625	8,638
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,109
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,379
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,082
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/31	4,710	4,733

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,157
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,443
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,055
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,290
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,766
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,088
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/41	1,755	1,953
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	500
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	558
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	388
					68,277
Washington (1.8%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	825
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue	4.000%	7/1/37	1,000	1,013
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	2,500	2,524
	Energy Northwest Washington Electric Revenue	5.000%	7/1/27	2,000	2,099
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,234
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,347
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,641
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,031
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,785
	Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,387
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,106
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/26	1,815	1,885
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/42	1,210	1,333
	King County WA GO	4.000%	12/1/32	1,500	1,508
	King County WA GO	4.000%	12/1/34	2,150	2,156
	King County WA Housing Authority Revenue	5.000%	1/1/28	1,025	1,041
	King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	1,017
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,500	1,233
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,013
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/39	1,000	1,013
	King County WA Sewer Revenue	5.000%	1/1/43	1,000	1,095
[7,13]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/26	500	514
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,277
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,708
	Pierce County WA School District No. 10 Tacoma Unlimited Tax GO	4.000%	12/1/43	2,585	2,555
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/36	1,325	1,375
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/43	1,650	1,806
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/32	1,125	1,253
	Seattle WA Ltd. Tax GO	5.000%	11/1/27	2,180	2,308
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,060
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,007
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,171
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,470
	Vancouver WA Housing Authority Revenue (Navalia & Alena Projects)	4.000%	8/1/34	1,000	996
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,083
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,049
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,000
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,500
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/37	4,045	4,591
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/39	2,400	2,686
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/40	2,630	2,797
	Washington GO	5.000%	8/1/27	2,745	2,889
	Washington GO	4.000%	7/1/28	5,000	5,168
	Washington GO	5.000%	7/1/28	2,000	2,000
	Washington GO	5.000%	8/1/28	2,185	2,343
	Washington GO	5.000%	7/1/30	1,100	1,100
	Washington GO	5.000%	7/1/32	1,250	1,250
	Washington GO	5.000%	8/1/34	1,750	1,765
	Washington GO	5.000%	2/1/35	5,000	5,157
	Washington GO	5.000%	8/1/35	1,000	1,039
	Washington GO	5.000%	2/1/36	5,000	5,152
	Washington GO	5.000%	8/1/36	2,150	2,270
	Washington GO	5.000%	8/1/38	2,070	2,174
	Washington GO	5.000%	2/1/39	2,000	2,111

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/42	5,015	5,446
	Washington GO	5.000%	8/1/43	2,000	2,081
	Washington GO	5.000%	8/1/43	1,460	1,552
	Washington GO	5.000%	8/1/44	5,000	5,484
	Washington GO	5.000%	2/1/45	5,000	5,447
	Washington GO	5.000%	8/1/46	5,000	5,441
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,769
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,857
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,034
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,016
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/33	6,985	7,249
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	987
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	695
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	927
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	4,063
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	264
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	905
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,052
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	500	515
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,855	5,408
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,981	1,769
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.084%	3/20/40	1,748	1,670
[5]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	790
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/33	2,545	2,782
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/38	2,015	2,171
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/44	2,000	2,182
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,692
[7]	Washington State University Revenue	5.000%	4/1/33	1,110	1,250
	Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	781
					190,069
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,219
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,550
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/28	500	494
	West Virginia GO	5.000%	12/1/35	1,000	1,050
	West Virginia GO	5.000%	6/1/36	1,000	1,048
	West Virginia GO	5.000%	6/1/38	2,500	2,648
	West Virginia GO	5.000%	12/1/43	3,920	4,094
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,351
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,405
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	898
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,219
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/36	1,000	1,028
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,092
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	893
					19,989
Wisconsin (0.8%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/27	2,000	2,104
	Madison WI GO	4.000%	10/1/26	1,500	1,529
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,970
[9]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,039
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,179
	New Richmond WI School District GO	5.000%	4/1/32	325	360
	Oshkosh WI GO	4.250%	6/1/41	1,000	1,012
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	306
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,065
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,895	1,890
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/39	200	208
[5]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/39	155	146
[5]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/45	250	237
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	361
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	997

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,153
[9]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,106
[5]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/44	500	503
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,369
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	687
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/33	1,405	1,442
[5]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,018
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/27	2,600	2,578
[9]	Racine WI Unified School District GO	5.000%	4/1/39	1,600	1,737
	Sheboygan WI Area School District GO	3.000%	3/1/41	1,000	875
[13]	Sparta WI Area School District GO	3.000%	3/1/41	800	692
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/31	500	547
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,975
[6]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	815
[6]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	637
[7]	Wisconsin GO	5.000%	5/1/26	1,945	1,988
[7]	Wisconsin GO	5.000%	5/1/27	1,205	1,259
	Wisconsin GO	4.000%	5/1/33	1,165	1,182
	Wisconsin GO	5.000%	5/1/36	5,000	5,646
[7]	Wisconsin GO	5.000%	5/1/36	1,300	1,492
	Wisconsin GO	5.000%	5/1/38	1,740	1,803
[5]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,002
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/35	5,000	5,078
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,230
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/39	1,415	1,509
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/29	1,000	1,068
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/34	1,250	1,361
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,125
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,029
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,097
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,540
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,299
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,672
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	650
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	2,003
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,017
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/32	1,000	1,078
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	775	770
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,558
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/39	1,450	1,429
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	1,000	1,082
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	500	545
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,305	1,306
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/26	1,000	1,024
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	752
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,107
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	971
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	384
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	279
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	425
					85,297
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	132
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	180	190

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,041
					1,363
Total Tax-Exempt Municipal Bonds (Cost $5,502,910)					5,443,780
Total Investments (100.0%) (Cost $6,728,010)					10,353,416
Other Assets and Liabilities—Net (0.0%)					2,256
Net Assets (100%)					10,355,672
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $153,402,000, representing 1.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
8	Non-income-producing security—security in default.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Step bond.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	442	131,180	(3,695)
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,684,152)	10,309,703
Affiliated Issuers (Cost $43,858)	43,713
Total Investments in Securities	10,353,416
Investment in Vanguard	277
Cash	661
Cash Collateral Pledged—Futures Contracts	6,480
Receivables for Accrued Income	67,142
Receivables for Capital Shares Issued	7,373
Total Assets	10,435,349
Liabilities
Payables for Investment Securities Purchased	74,180
Payables for Capital Shares Redeemed	4,599
Payables to Vanguard	410
Variation Margin Payable—Futures Contracts	488
Total Liabilities	79,677
Net Assets	10,355,672
At December 31, 2024, net assets consisted of:

Paid-in Capital	6,858,528
Total Distributable Earnings (Loss)	3,497,144
Net Assets	10,355,672

Net Assets
Applicable to 228,936,811 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,355,672
Net Asset Value Per Share	$45.23
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1,2]	55,051
Interest	166,754
Total Income	221,805
Expenses
The Vanguard Group—Note B
Investment Advisory Services	167
Management and Administrative	8,090
Marketing and Distribution	394
Custodian Fees	42
Auditing Fees	30
Shareholders’ Reports	72
Trustees’ Fees and Expenses	6
Other Expenses	16
Total Expenses	8,817
Expenses Paid Indirectly	(7)
Net Expenses	8,810
Net Investment Income	212,995
Realized Net Gain (Loss)
Investment Securities Sold[1]	72,118
Futures Contracts	18,630
Realized Net Gain (Loss)	90,748
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	812,086
Futures Contracts	(3,982)
Change in Unrealized Appreciation (Depreciation)	808,104
Net Increase (Decrease) in Net Assets Resulting from Operations	1,111,847
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $414,000, $428,000, and ($759,000), respectively. Purchases and sales were $55,496,000 and $36,600,000, respectively.
2	Dividends are net of foreign withholding taxes of $5,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,995	174,017
Realized Net Gain (Loss)	90,748	(35,636)
Change in Unrealized Appreciation (Depreciation)	808,104	1,065,961
Net Increase (Decrease) in Net Assets Resulting from Operations	1,111,847	1,204,342
Distributions
Total Distributions	(211,807)	(172,284)
Capital Share Transactions
Issued	981,081	980,337
Issued in Lieu of Cash Distributions	172,825	141,689
Redeemed	(717,239)	(864,033)
Net Increase (Decrease) from Capital Share Transactions	436,667	257,993
Total Increase (Decrease)	1,336,707	1,290,051
Net Assets
Beginning of Period	9,018,965	7,728,914
End of Period	10,355,672	9,018,965
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.19	$36.39	$42.43	$38.06	$34.25
Investment Operations
Net Investment Income[1]	.951	.808	.673	.620	.658
Net Realized and Unrealized Gain (Loss) on Investments	4.032	4.790	(6.040)	4.335	3.808
Total from Investment Operations	4.983	5.598	(5.367)	4.955	4.466
Distributions
Dividends from Net Investment Income[2]	(.943)	(.798)	(.673)	(.585)	(.656)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.943)	(.798)	(.673)	(.585)	(.656)
Net Asset Value, End of Period	$45.23	$41.19	$36.39	$42.43	$38.06
Total Return[3]	12.17%	15.53%	-12.66%	13.10%	13.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,356	$9,019	$7,729	$8,816	$6,859
Ratio of Total Expenses to Average Net Assets	0.09%[4]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.09%	1.78%	1.53%	1.90%
Portfolio Turnover Rate	20%	23%	22%[5]	6%[5]	20%[5]
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 74%, 68%, 63%, 63%, and 62% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest

Tax-Managed Balanced Fund
income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $277,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,909,636	—	—	4,909,636
Tax-Exempt Municipal Bonds	—	5,443,780	—	5,443,780
Total	4,909,636	5,443,780	—	10,353,416

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(3,695)	—	—	(3,695)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,605
Undistributed Ordinary Income	857
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,626,332
Capital Loss Carryforwards	(131,650)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,497,144

Tax-Managed Balanced Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	156,367	116,969
Ordinary Income*	55,440	55,315
Long-Term Capital Gains	—	—
Total	211,807	172,284
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,727,084
Gross Unrealized Appreciation	3,724,665
Gross Unrealized Depreciation	(98,333)
Net Unrealized Appreciation (Depreciation)	3,626,332
F.  During the year ended December 31, 2024, the fund purchased $2,350,365,000 of investment securities and sold $1,978,728,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $78,110,000 and sales were $131,550,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	22,496	25,347
Issued in Lieu of Cash Distributions	3,905	3,642
Redeemed	(16,422)	(22,438)
Net Increase (Decrease) in Shares Outstanding	9,979	6,551
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Tax-Managed Balanced Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.5%)
	Linde plc	247,733	103,718
	Ecolab Inc.	133,718	31,333
	Air Products and Chemicals Inc.	106,890	31,002
	Freeport-McMoRan Inc.	587,143	22,358
	Fastenal Co.	261,457	18,801
	Alcoa Corp.	363,031	13,715
	Southern Copper Corp.	143,204	13,050
	Reliance Inc.	44,284	11,924
	Newmont Corp.	308,907	11,497
	LyondellBasell Industries NV Class A	122,383	9,089
	Nucor Corp.	71,100	8,298
	Albemarle Corp.	89,152	7,674
	Steel Dynamics Inc.	59,902	6,833
	FMC Corp.	128,409	6,242
	Celanese Corp. Class A	89,359	6,185
	Mosaic Co.	188,237	4,627
	Element Solutions Inc.	176,547	4,490
*	RBC Bearings Inc.	14,101	4,218
	United States Steel Corp.	124,074	4,217
	Royal Gold Inc.	31,085	4,099
*	Cleveland-Cliffs Inc.	402,669	3,785
	Scotts Miracle-Gro Co.	47,266	3,136
	CF Industries Holdings Inc.	36,676	3,129
	International Paper Co.	43,887	2,362
	Hexcel Corp.	33,002	2,069
	Westlake Corp.	18,022	2,066
*	MP Materials Corp.	127,728	1,993
	Eastman Chemical Co.	18,371	1,678
	Avery Dennison Corp.	1,100	206
	International Flavors & Fragrances Inc.	2,172	184
	NewMarket Corp.	39	21
	Timken Co.	248	18
			344,017
Consumer Discretionary (15.8%)
*	Amazon.com Inc.	4,074,392	893,881
*	Tesla Inc.	1,205,418	486,796
	Walmart Inc.	1,978,477	178,755
*	Netflix Inc.	191,867	171,015
	Costco Wholesale Corp.	185,494	169,963
	Home Depot Inc.	402,374	156,519
	Walt Disney Co.	846,472	94,255
	McDonald's Corp.	277,959	80,578
	Booking Holdings Inc.	14,559	72,335
	Lowe's Cos. Inc.	281,646	69,510
*	Copart Inc.	1,054,467	60,516
*	Uber Technologies Inc.	866,641	52,276
*	O'Reilly Automotive Inc.	42,454	50,342
	TJX Cos. Inc.	409,999	49,532
	Marriott International Inc. Class A	175,101	48,843
	Starbucks Corp.	466,201	42,541
	NIKE Inc. Class B	456,193	34,520
	General Motors Co.	643,276	34,267
*	Chipotle Mexican Grill Inc. Class A	552,697	33,328
*	Spotify Technology SA	68,431	30,615
*	AutoZone Inc.	9,425	30,179
*	United Airlines Holdings Inc.	300,063	29,136
*	NVR Inc.	3,388	27,710
*	Airbnb Inc. Class A	176,486	23,192
	DR Horton Inc.	163,509	22,862

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	98,505	22,724
	Ross Stores Inc.	146,662	22,186
	Delta Air Lines Inc.	361,932	21,897
	Target Corp.	161,156	21,785
*	Trade Desk Inc. Class A	183,431	21,559
	Tempur Sealy International Inc.	378,849	21,477
	Hilton Worldwide Holdings Inc.	86,666	21,420
	eBay Inc.	343,916	21,306
*	Lululemon Athletica Inc.	52,044	19,902
	Yum! Brands Inc.	140,313	18,824
	Lennar Corp. Class A	131,493	17,932
	Electronic Arts Inc.	114,241	16,713
*	Live Nation Entertainment Inc.	122,564	15,872
*	Warner Bros Discovery Inc.	1,390,867	14,701
*	Take-Two Interactive Software Inc.	78,407	14,433
	PulteGroup Inc.	125,464	13,663
*	Alaska Air Group Inc.	207,708	13,449
	Fox Corp. Class A	274,795	13,350
*	AutoNation Inc.	76,111	12,927
	Darden Restaurants Inc.	68,336	12,758
*	Expedia Group Inc.	68,205	12,709
*	ROBLOX Corp. Class A	219,577	12,705
	Hyatt Hotels Corp. Class A	76,726	12,044
	Toll Brothers Inc.	93,872	11,823
	PVH Corp.	109,797	11,611
*	CarMax Inc.	138,681	11,339
*	Carnival Corp.	414,330	10,325
*	BJ's Wholesale Club Holdings Inc.	113,096	10,105
	Southwest Airlines Co.	300,191	10,092
*	Coupang Inc.	445,384	9,790
*	Dollar Tree Inc.	127,974	9,590
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	9,458
*	Ulta Beauty Inc.	20,474	8,905
	Gentex Corp.	302,760	8,698
*	Deckers Outdoor Corp.	41,916	8,513
*	Carvana Co. Class A	38,847	7,900
	Estee Lauder Cos. Inc. Class A	104,741	7,853
*	Burlington Stores Inc.	27,479	7,833
	Williams-Sonoma Inc.	42,048	7,786
*	Mattel Inc.	430,967	7,641
*	Rivian Automotive Inc. Class A	563,827	7,499
	Interpublic Group of Cos. Inc.	259,529	7,272
*	American Airlines Group Inc.	411,559	7,173
*	Norwegian Cruise Line Holdings Ltd.	257,285	6,620
*	Floor & Decor Holdings Inc. Class A	65,612	6,542
*	Liberty Media Corp.-Liberty Live Class A	94,390	6,283
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	5,989
	Tractor Supply Co.	107,300	5,693
*	MGM Resorts International	163,296	5,658
*	Capri Holdings Ltd.	260,872	5,494
	Ralph Lauren Corp. Class A	23,166	5,351
*	Planet Fitness Inc. Class A	53,344	5,274
*	GameStop Corp. Class A	161,618	5,065
	Dollar General Corp.	65,842	4,992
	Omnicom Group Inc.	53,347	4,590
	Garmin Ltd.	21,564	4,448
*	Skechers USA Inc. Class A	64,614	4,345
	Hasbro Inc.	76,898	4,299
	News Corp. Class A	153,012	4,214
*	DraftKings Inc. Class A	111,122	4,134
*	Duolingo Inc. Class A	11,713	3,798
*	Bright Horizons Family Solutions Inc.	33,124	3,672
	BorgWarner Inc.	112,717	3,583
	RB Global Inc.	39,397	3,554
*	Grand Canyon Education Inc.	20,393	3,340
*	Crocs Inc.	29,940	3,279
*	Etsy Inc.	61,929	3,275
*	Liberty Media Corp.-Liberty Live Class C	46,770	3,183
*	Penn Entertainment Inc.	157,052	3,113
*	Five Below Inc.	27,821	2,920

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Ollie's Bargain Outlet Holdings Inc.	25,066	2,751
*	elf Beauty Inc.	21,867	2,745
	Sirius XM Holdings Inc.	112,622	2,568
	Pool Corp.	7,523	2,565
	U-Haul Holding Co. (XNYS)	39,075	2,503
	Las Vegas Sands Corp.	45,601	2,342
	Service Corp. International	28,703	2,291
	New York Times Co. Class A	41,805	2,176
	LKQ Corp.	58,434	2,147
	Domino's Pizza Inc.	4,900	2,057
	VF Corp.	92,977	1,995
	Aramark	52,922	1,975
*	Madison Square Garden Sports Corp.	7,890	1,781
*	RH	4,435	1,746
*	YETI Holdings Inc.	42,698	1,644
	Genuine Parts Co.	14,008	1,636
	Harley-Davidson Inc.	53,991	1,627
	News Corp. Class B	50,143	1,526
*	Under Armour Inc. Class A	179,577	1,487
	Lennar Corp. Class B	10,972	1,450
	Rollins Inc.	26,651	1,235
	Wynn Resorts Ltd.	13,988	1,205
*	Cava Group Inc.	10,264	1,158
*	Valvoline Inc.	29,118	1,053
	Best Buy Co. Inc.	11,357	974
*	QuantumScape Corp. Class A	182,413	947
	Paramount Global Class A	40,951	913
	Ford Motor Co.	89,431	885
	Lithia Motors Inc. Class A	2,394	856
*	Wayfair Inc. Class A	18,289	811
*	Lyft Inc. Class A	58,607	756
*	U-Haul Holding Co.	10,209	705
	Nordstrom Inc.	26,716	645
*	Dutch Bros Inc. Class A	10,606	556
*	Under Armour Inc. Class C	68,717	513
*	Amer Sports Inc.	17,988	503
	Paramount Global Class B	36,324	380
	Boyd Gaming Corp.	4,055	294
	Thor Industries Inc.	2,531	242
*	TripAdvisor Inc.	16,036	237
	Choice Hotels International Inc.	1,623	230
	H&R Block Inc.	3,338	176
*	Coty Inc. Class A	21,707	151
	Wyndham Hotels & Resorts Inc.	1,339	135
	Murphy USA Inc.	200	100
	Wingstop Inc.	282	80
*	SharkNinja Inc.	574	56
	Churchill Downs Inc.	360	48
	Dick's Sporting Goods Inc.	200	46
			3,700,618
Consumer Staples (4.1%)
	Procter & Gamble Co.	1,108,586	185,855
	Coca-Cola Co.	1,448,114	90,160
	PepsiCo Inc.	524,138	79,700
	Philip Morris International Inc.	459,056	55,247
*	Monster Beverage Corp.	740,701	38,931
	McKesson Corp.	66,291	37,780
	Mondelez International Inc. Class A	593,003	35,420
	Colgate-Palmolive Co.	371,028	33,730
*	Post Holdings Inc.	243,748	27,899
	Kroger Co.	415,662	25,418
	Cencora Inc.	108,183	24,307
	Church & Dwight Co. Inc.	230,293	24,114
	Constellation Brands Inc. Class A	90,371	19,972
	Corteva Inc.	329,705	18,780
	CVS Health Corp.	385,254	17,294
	Kenvue Inc.	743,778	15,880
	McCormick & Co. Inc. (Non-Voting)	188,289	14,355
	Keurig Dr Pepper Inc.	423,726	13,610

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Hershey Co.	78,631	13,316
	Altria Group Inc.	241,258	12,615
	Archer-Daniels-Midland Co.	232,055	11,723
	Clorox Co.	71,196	11,563
	Casey's General Stores Inc.	28,502	11,293
*	US Foods Holding Corp.	156,099	10,531
	Tyson Foods Inc. Class A	167,907	9,645
	General Mills Inc.	142,079	9,060
*	Performance Food Group Co.	97,402	8,235
	Ingredion Inc.	56,403	7,759
	Spectrum Brands Holdings Inc.	89,440	7,557
	Brown-Forman Corp. Class B	197,870	7,515
	Sysco Corp.	97,963	7,490
*	Freshpet Inc.	50,189	7,434
	Kellanova	91,486	7,408
	Hormel Foods Corp.	218,762	6,863
	Kimberly-Clark Corp.	45,321	5,939
*	Pilgrim's Pride Corp.	130,024	5,902
	J M Smucker Co.	53,244	5,863
	Molson Coors Beverage Co. Class B	100,788	5,777
*	Darling Ingredients Inc.	160,296	5,400
	Campbell's Co.	103,441	4,332
	Seaboard Corp.	1,564	3,800
*	BellRing Brands Inc.	49,282	3,713
*	Boston Beer Co. Inc. Class A	9,786	2,936
*	Celsius Holdings Inc.	86,571	2,280
	Lamb Weston Holdings Inc.	25,036	1,673
	Bunge Global SA	20,905	1,626
	Kraft Heinz Co.	48,397	1,486
	Coca-Cola Consolidated Inc.	77	97
			959,283
Energy (3.3%)
	Exxon Mobil Corp.	1,891,329	203,450
	Chevron Corp.	661,545	95,818
	ConocoPhillips	612,761	60,768
	Cheniere Energy Inc.	184,685	39,683
	Occidental Petroleum Corp.	734,586	36,296
	EOG Resources Inc.	235,362	28,851
	Marathon Petroleum Corp.	188,281	26,265
	Hess Corp.	195,664	26,025
	EQT Corp.	496,689	22,902
	Schlumberger NV	582,126	22,319
	Expand Energy Corp.	193,674	19,280
	Valero Energy Corp.	155,741	19,092
	Phillips 66	158,889	18,102
	Targa Resources Corp.	93,422	16,676
	Devon Energy Corp.	502,823	16,457
	Williams Cos. Inc.	283,640	15,351
	Baker Hughes Co. Class A	367,000	15,054
	Diamondback Energy Inc.	89,730	14,701
*	Antero Resources Corp.	355,855	12,473
	Halliburton Co.	395,337	10,749
	Coterra Energy Inc.	363,421	9,282
*	First Solar Inc.	50,522	8,904
	Texas Pacific Land Corp.	7,434	8,222
	NOV Inc.	435,571	6,359
	DT Midstream Inc.	42,621	4,238
	Range Resources Corp.	108,753	3,913
	APA Corp.	144,948	3,347
	TechnipFMC plc	105,599	3,056
	ONEOK Inc.	20,282	2,036
	Antero Midstream Corp.	95,607	1,443
	HF Sinclair Corp.	26,526	930
*	Enphase Energy Inc.	9,400	646
	Kinder Morgan Inc.	4,979	136
	Viper Energy Inc. Class A	1,439	71
			772,895
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	905,518	410,453

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	JPMorgan Chase & Co.	1,278,390	306,443
	Bank of America Corp.	3,453,504	151,782
	Wells Fargo & Co.	1,544,233	108,467
	Morgan Stanley	766,964	96,423
	Goldman Sachs Group Inc.	129,923	74,397
	S&P Global Inc.	141,683	70,562
	Progressive Corp.	274,121	65,682
	Citigroup Inc.	778,874	54,825
	Charles Schwab Corp.	632,535	46,814
	Chubb Ltd.	162,609	44,929
	Aon plc Class A	119,670	42,981
	Ameriprise Financial Inc.	77,718	41,379
	Marsh & McLennan Cos. Inc.	186,521	39,619
	Intercontinental Exchange Inc.	256,444	38,213
	Blackrock Inc.	36,799	37,723
	Blackstone Inc.	216,939	37,405
	Moody's Corp.	77,041	36,469
	Brown & Brown Inc.	342,394	34,931
	KKR & Co. Inc.	225,135	33,300
	Aflac Inc.	299,701	31,001
	Discover Financial Services	175,870	30,466
	Arch Capital Group Ltd.	309,231	28,557
	Arthur J Gallagher & Co.	90,932	25,811
	Nasdaq Inc.	321,915	24,887
	Travelers Cos. Inc.	95,557	23,019
	PNC Financial Services Group Inc.	117,911	22,739
	American International Group Inc.	306,158	22,288
	MSCI Inc. Class A	35,992	21,596
	Allstate Corp.	109,659	21,141
	W R Berkley Corp.	359,793	21,055
	Apollo Global Management Inc.	125,719	20,764
	Raymond James Financial Inc.	131,001	20,348
*	Coinbase Global Inc. Class A	81,340	20,197
	First Citizens BancShares Inc. Class A	8,961	18,935
	US Bancorp	384,137	18,373
	SLM Corp.	645,142	17,793
	CME Group Inc.	76,476	17,760
*	Robinhood Markets Inc. Class A	459,283	17,113
	Prudential Financial Inc.	140,725	16,680
	Assurant Inc.	76,527	16,317
	Popular Inc.	155,247	14,603
	State Street Corp.	145,423	14,273
*	Markel Group Inc.	7,851	13,553
	Fifth Third Bancorp	318,540	13,468
	Broadridge Financial Solutions Inc.	57,911	13,093
	East West Bancorp Inc.	136,204	13,043
	MetLife Inc.	158,443	12,973
	Reinsurance Group of America Inc.	59,104	12,626
	Willis Towers Watson plc	38,974	12,208
	Truist Financial Corp.	279,994	12,146
	Bank of New York Mellon Corp.	152,862	11,744
	Globe Life Inc.	104,117	11,611
	Commerce Bancshares Inc.	178,803	11,141
*	NU Holdings Ltd. Class A	1,039,346	10,768
	White Mountains Insurance Group Ltd.	5,344	10,394
	Interactive Brokers Group Inc. Class A	56,502	9,982
	SEI Investments Co.	120,864	9,969
	T. Rowe Price Group Inc.	82,881	9,373
	Zions Bancorp NA	170,974	9,275
	LPL Financial Holdings Inc.	27,341	8,927
	M&T Bank Corp.	46,128	8,673
	Loews Corp.	101,412	8,589
	Principal Financial Group Inc.	107,082	8,289
	Wintrust Financial Corp.	64,292	8,018
	Hartford Financial Services Group Inc.	73,034	7,990
	Hanover Insurance Group Inc.	49,320	7,628
	Jefferies Financial Group Inc.	89,949	7,052
	Cboe Global Markets Inc.	34,996	6,838
	Cullen/Frost Bankers Inc.	46,275	6,212
	RenaissanceRe Holdings Ltd.	21,453	5,338

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	KeyCorp	307,221	5,266
	FactSet Research Systems Inc.	10,848	5,210
	MGIC Investment Corp.	208,978	4,955
	BOK Financial Corp.	41,099	4,375
	Pinnacle Financial Partners Inc.	36,898	4,221
	Voya Financial Inc.	48,056	3,308
	Morningstar Inc.	9,230	3,108
	First Horizon Corp.	138,758	2,795
*	Rocket Cos. Inc. Class A	206,832	2,329
	Tradeweb Markets Inc. Class A	16,890	2,211
*	Credit Acceptance Corp.	4,676	2,195
	Western Alliance Bancorp	25,427	2,124
*	Brighthouse Financial Inc.	42,947	2,063
	Webster Financial Corp.	35,432	1,957
	Northern Trust Corp.	19,000	1,947
	Affiliated Managers Group Inc.	10,087	1,865
	Fidelity National Financial Inc.	31,637	1,776
	Primerica Inc.	6,278	1,704
	Kinsale Capital Group Inc.	3,296	1,533
*	SoFi Technologies Inc.	87,300	1,344
	Assured Guaranty Ltd.	14,280	1,285
	Ryan Specialty Holdings Inc. Class A	9,335	599
	Ares Management Corp. Class A	1,664	295
	Unum Group	3,849	281
	Evercore Inc. Class A	690	191
	Old Republic International Corp.	4,091	148
	Prosperity Bancshares Inc.	1,807	136
	Regions Financial Corp.	4,714	111
	Citizens Financial Group Inc.	2,522	110
	Cincinnati Financial Corp.	737	106
	Huntington Bancshares Inc.	6,402	104
	Stifel Financial Corp.	984	104
	Axis Capital Holdings Ltd.	998	88
	Houlihan Lokey Inc. Class A	499	87
	Virtu Financial Inc. Class A	2,408	86
	Comerica Inc.	1,302	81
	First American Financial Corp.	1,183	74
	TPG Inc. Class A	1,172	74
	Everest Group Ltd.	52	19
			2,599,699
Health Care (9.4%)
	Eli Lilly & Co.	364,070	281,062
	UnitedHealth Group Inc.	370,900	187,623
	Johnson & Johnson	1,002,356	144,961
	AbbVie Inc.	717,516	127,503
	Merck & Co. Inc.	982,793	97,768
	Thermo Fisher Scientific Inc.	151,842	78,993
	Abbott Laboratories	695,513	78,669
*	Intuitive Surgical Inc.	150,642	78,629
*	Boston Scientific Corp.	754,950	67,432
	Amgen Inc.	236,221	61,569
	Danaher Corp.	233,975	53,709
	Stryker Corp.	141,102	50,804
*	Vertex Pharmaceuticals Inc.	121,193	48,804
	Zoetis Inc. Class A	279,268	45,501
	Gilead Sciences Inc.	457,612	42,270
	Bristol-Myers Squibb Co.	738,174	41,751
	Elevance Health Inc.	101,321	37,377
	Cigna Group	113,958	31,468
	Medtronic plc	374,239	29,894
*	Regeneron Pharmaceuticals Inc.	40,725	29,010
	Becton Dickinson & Co.	122,901	27,883
	HCA Healthcare Inc.	85,223	25,580
	Pfizer Inc.	914,776	24,269
*	Waters Corp.	63,290	23,479
*	Hologic Inc.	304,869	21,978
	GE HealthCare Technologies Inc.	258,489	20,209
*	Edwards Lifesciences Corp.	272,298	20,158
	Cardinal Health Inc.	139,154	16,458

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Dexcom Inc.	211,126	16,419
	Labcorp Holdings Inc.	66,721	15,300
*	Cooper Cos. Inc.	165,992	15,260
	Humana Inc.	59,958	15,212
*	Centene Corp.	229,543	13,906
*	Charles River Laboratories International Inc.	71,271	13,157
*	Alnylam Pharmaceuticals Inc.	55,289	13,010
*	IQVIA Holdings Inc.	64,444	12,664
*	United Therapeutics Corp.	35,069	12,374
	Agilent Technologies Inc.	90,485	12,156
	Revvity Inc.	107,714	12,022
	Bio-Techne Corp.	164,179	11,826
*	IDEXX Laboratories Inc.	26,994	11,160
	Quest Diagnostics Inc.	71,179	10,738
*	Biogen Inc.	66,188	10,121
	ResMed Inc.	43,081	9,852
	Zimmer Biomet Holdings Inc.	89,157	9,418
	Bruker Corp.	157,426	9,228
*	Incyte Corp.	132,550	9,155
*	Henry Schein Inc.	132,076	9,140
*	Illumina Inc.	67,763	9,055
*	Insulet Corp.	34,469	8,999
*	Natera Inc.	54,694	8,658
*	Exact Sciences Corp.	152,477	8,568
*	Veeva Systems Inc. Class A	37,867	7,962
*	Jazz Pharmaceuticals plc	63,399	7,808
	STERIS plc	34,875	7,169
*	Sarepta Therapeutics Inc.	55,365	6,732
*	Envista Holdings Corp.	341,055	6,579
	Teleflex Inc.	36,695	6,531
*	Exelixis Inc.	192,821	6,421
*	Tenet Healthcare Corp.	50,862	6,420
*	Molina Healthcare Inc.	21,418	6,234
	Universal Health Services Inc. Class B	34,573	6,203
*	DaVita Inc.	39,920	5,970
	West Pharmaceutical Services Inc.	17,994	5,894
*	Neurocrine Biosciences Inc.	40,804	5,570
*	Ionis Pharmaceuticals Inc.	155,359	5,431
*	Penumbra Inc.	22,171	5,265
*	Ultragenyx Pharmaceutical Inc.	121,190	5,098
*	Intra-Cellular Therapies Inc.	56,697	4,735
*	Solventum Corp.	56,521	3,734
*	Elanco Animal Health Inc.	285,187	3,454
*	Bio-Rad Laboratories Inc. Class A	9,605	3,155
*	Moderna Inc.	71,326	2,966
	Encompass Health Corp.	24,560	2,268
	Baxter International Inc.	73,107	2,132
*	Roivant Sciences Ltd.	169,645	2,007
*	Align Technology Inc.	8,939	1,864
*	Acadia Healthcare Co. Inc.	43,965	1,743
*	Doximity Inc. Class A	31,069	1,659
*	Globus Medical Inc. Class A	14,824	1,226
*	Masimo Corp.	6,742	1,114
	Chemed Corp.	2,101	1,113
	Viatris Inc.	81,485	1,014
*	Fortrea Holdings Inc.	50,269	937
*	Avantor Inc.	29,947	631
*	Inspire Medical Systems Inc.	2,134	396
*	BioMarin Pharmaceutical Inc.	5,526	363
*	Medpace Holdings Inc.	947	315
*	Sotera Health Co.	15,442	211
	Organon & Co.	11,232	168
*	QIAGEN NV	608	27
			2,210,728
Industrials (12.1%)
	Visa Inc. Class A	685,195	216,549
	Mastercard Inc. Class A	355,641	187,270
	Accenture plc Class A	233,290	82,069
	American Express Co.	261,186	77,517

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	General Electric Co.	454,373	75,785
	RTX Corp.	608,271	70,389
	Caterpillar Inc.	190,677	69,170
*	Fiserv Inc.	299,009	61,422
	Union Pacific Corp.	254,771	58,098
	Deere & Co.	116,336	49,292
	TransDigm Group Inc.	38,730	49,082
	Cintas Corp.	261,380	47,754
*	Boeing Co.	264,521	46,820
*	PayPal Holdings Inc.	542,647	46,315
	Honeywell International Inc.	202,780	45,806
	Eaton Corp. plc	129,381	42,938
	Sherwin-Williams Co.	125,212	42,563
	Parker-Hannifin Corp.	65,215	41,479
	GE Vernova Inc.	124,491	40,949
	Illinois Tool Works Inc.	134,085	33,999
	Automatic Data Processing Inc.	116,121	33,992
	Northrop Grumman Corp.	67,269	31,569
	FedEx Corp.	108,767	30,599
	Lockheed Martin Corp.	62,902	30,567
	CSX Corp.	940,456	30,349
	General Dynamics Corp.	110,221	29,042
	United Parcel Service Inc. Class B	224,756	28,342
	AMETEK Inc.	154,174	27,791
	Verisk Analytics Inc. Class A	98,909	27,243
	Norfolk Southern Corp.	115,127	27,020
*	Mettler-Toledo International Inc.	21,261	26,017
	Trane Technologies plc	66,507	24,564
	WW Grainger Inc.	22,893	24,130
	Global Payments Inc.	215,019	24,095
	Martin Marietta Materials Inc.	46,278	23,903
	Lennox International Inc.	38,471	23,440
	PACCAR Inc.	217,707	22,646
	Vulcan Materials Co.	87,366	22,473
	Emerson Electric Co.	178,752	22,153
	Eagle Materials Inc.	86,370	21,313
	Carrier Global Corp.	311,701	21,277
*	Keysight Technologies Inc.	127,923	20,548
	Quanta Services Inc.	63,452	20,054
	3M Co.	148,881	19,219
	Equifax Inc.	72,874	18,572
*	Block Inc. Class A	218,267	18,551
	Capital One Financial Corp.	101,944	18,179
*	Axon Enterprise Inc.	30,078	17,876
	Cummins Inc.	51,132	17,825
	United Rentals Inc.	25,199	17,751
	Owens Corning	99,539	16,953
	L3Harris Technologies Inc.	78,873	16,585
	IDEX Corp.	77,810	16,285
*	Fair Isaac Corp.	8,109	16,144
	BWX Technologies Inc.	144,342	16,078
	Old Dominion Freight Line Inc.	87,124	15,369
*	Zebra Technologies Corp. Class A	39,207	15,143
	Fortive Corp.	199,415	14,956
	Expeditors International of Washington Inc.	134,496	14,898
	Otis Worldwide Corp.	156,938	14,534
	Howmet Aerospace Inc.	130,321	14,253
	Westinghouse Air Brake Technologies Corp.	74,148	14,058
	JB Hunt Transport Services Inc.	77,704	13,261
*	Teledyne Technologies Inc.	28,442	13,201
	Synchrony Financial	200,256	13,017
	Johnson Controls International plc	161,071	12,713
	Ingersoll Rand Inc.	134,346	12,153
	Crown Holdings Inc.	142,565	11,789
	Ball Corp.	211,487	11,659
	Armstrong World Industries Inc.	80,218	11,337
	DuPont de Nemours Inc.	145,228	11,074
	Fidelity National Information Services Inc.	136,373	11,015
	Textron Inc.	138,654	10,606
	Xylem Inc.	89,582	10,393

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Jacobs Solutions Inc.	77,472	10,352
	Toro Co.	128,813	10,318
	ITT Inc.	69,239	9,893
*	Corpay Inc.	27,925	9,450
	HEICO Corp.	38,927	9,255
*	Builders FirstSource Inc.	64,466	9,214
	Rockwell Automation Inc.	31,918	9,122
	EMCOR Group Inc.	19,985	9,071
	Graco Inc.	101,920	8,591
	Veralto Corp.	83,982	8,554
*	Trimble Inc.	115,806	8,183
	Huntington Ingalls Industries Inc.	42,600	8,050
	Jack Henry & Associates Inc.	45,517	7,979
*	Middleby Corp.	58,805	7,965
	Valmont Industries Inc.	25,791	7,909
	Dover Corp.	41,472	7,780
*	Axalta Coating Systems Ltd.	226,328	7,745
	Carlisle Cos. Inc.	20,638	7,612
	Oshkosh Corp.	79,188	7,528
	Genpact Ltd.	171,163	7,351
	Allison Transmission Holdings Inc.	65,885	7,120
	Donaldson Co. Inc.	101,876	6,861
*	XPO Inc.	51,150	6,708
	Packaging Corp. of America	28,697	6,461
	Robert Half Inc.	91,054	6,416
	Curtiss-Wright Corp.	16,669	5,915
	Paychex Inc.	41,466	5,814
*	Affirm Holdings Inc. Class A	92,509	5,634
	Booz Allen Hamilton Holding Corp. Class A	42,341	5,449
*	Generac Holdings Inc.	35,017	5,429
*	Saia Inc.	11,157	5,085
	Flowserve Corp.	88,132	5,069
	Regal Rexnord Corp.	32,142	4,986
	AECOM	44,437	4,747
	Tetra Tech Inc.	113,890	4,537
*	FTI Consulting Inc.	23,414	4,475
*	Mohawk Industries Inc.	36,377	4,334
	Hubbell Inc. Class B	10,205	4,275
	Woodward Inc.	24,846	4,135
	PPG Industries Inc.	33,704	4,026
*	Spirit AeroSystems Holdings Inc. Class A	115,715	3,944
*	MasTec Inc.	28,849	3,927
*	GXO Logistics Inc.	89,068	3,874
	CH Robinson Worldwide Inc.	36,813	3,804
*	Trex Co. Inc.	55,058	3,801
*	ATI Inc.	66,390	3,654
*	Shift4 Payments Inc. Class A	32,912	3,416
*	Paylocity Holding Corp.	16,961	3,383
	MSC Industrial Direct Co. Inc. Class A	41,591	3,106
	Sealed Air Corp.	91,392	3,092
	Graphic Packaging Holding Co.	113,767	3,090
	Crane Co.	20,174	3,061
	ManpowerGroup Inc.	52,389	3,024
	Advanced Drainage Systems Inc.	25,893	2,993
*	Amentum Holdings Inc.	140,325	2,951
	Esab Corp.	23,645	2,836
	Nordson Corp.	12,544	2,625
	Acuity Brands Inc.	8,967	2,620
	Dow Inc.	64,117	2,573
	Berry Global Group Inc.	39,539	2,557
*	Kirby Corp.	24,118	2,552
	Pentair plc	24,782	2,494
*	Hayward Holdings Inc.	161,202	2,465
	Silgan Holdings Inc.	46,193	2,404
*	Euronet Worldwide Inc.	23,337	2,400
*	WillScot Holdings Corp.	69,296	2,318
	Smurfit WestRock plc	40,553	2,184
*	TopBuild Corp.	6,987	2,175
	Fortune Brands Innovations Inc.	31,476	2,151
	Stanley Black & Decker Inc.	26,675	2,142

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	WEX Inc.	11,956	2,096
	AptarGroup Inc.	13,091	2,057
*	Gates Industrial Corp. plc	94,022	1,934
	Vontier Corp.	51,125	1,865
*	BILL Holdings Inc.	21,217	1,797
	Allegion plc	13,424	1,754
*	Core & Main Inc. Class A	33,700	1,716
	nVent Electric plc	22,427	1,529
	TransUnion	16,149	1,497
	CRH plc	15,351	1,420
*	Everus Construction Group Inc.	17,506	1,151
	Vestis Corp.	72,141	1,099
*	AZEK Co. Inc. Class A	22,366	1,062
	A O Smith Corp.	15,254	1,040
	WESCO International Inc.	5,097	922
	RPM International Inc.	7,189	885
	AAON Inc.	4,278	503
	HEICO Corp. Class A	2,666	496
	Littelfuse Inc.	1,399	330
	Louisiana-Pacific Corp.	2,204	228
	Brunswick Corp.	3,484	225
	Knight-Swift Transportation Holdings Inc. Class A	4,070	216
	Masco Corp.	2,910	211
	Simpson Manufacturing Co. Inc.	1,007	167
	Comfort Systems USA Inc.	284	120
*	Loar Holdings Inc.	1,350	100
	Schneider National Inc. Class B	3,007	88
	Lincoln Electric Holdings Inc.	143	27
	MSA Safety Inc.	165	27
	Watsco Inc.	47	22
	Snap-on Inc.	60	20
	Crane NXT Co.	164	10
			2,827,468
Real Estate (2.4%)
	American Tower Corp.	258,773	47,462
	Welltower Inc.	355,755	44,836
	Equinix Inc.	46,568	43,908
	Prologis Inc.	390,625	41,289
*	CBRE Group Inc. Class A	301,340	39,563
	SBA Communications Corp. Class A	125,525	25,582
	AvalonBay Communities Inc.	102,812	22,616
	Ventas Inc.	366,334	21,573
	Digital Realty Trust Inc.	118,744	21,057
	Public Storage	59,780	17,901
	Extra Space Storage Inc.	105,773	15,824
*	Howard Hughes Holdings Inc.	189,641	14,587
	Simon Property Group Inc.	83,703	14,414
*	Jones Lang LaSalle Inc.	54,657	13,836
	Crown Castle Inc.	145,657	13,220
	American Homes 4 Rent Class A	341,378	12,774
	Equity LifeStyle Properties Inc.	191,794	12,773
*	CoStar Group Inc.	173,645	12,431
	Equity Residential	145,906	10,470
	Iron Mountain Inc.	99,326	10,440
	Mid-America Apartment Communities Inc.	64,375	9,950
	Vornado Realty Trust	234,375	9,853
	Essex Property Trust Inc.	32,997	9,419
*	Zillow Group Inc. Class C	108,338	8,022
	Invitation Homes Inc.	221,589	7,084
*	Zillow Group Inc. Class A	91,767	6,502
	Lamar Advertising Co. Class A	49,553	6,033
	Realty Income Corp.	109,527	5,850
	Camden Property Trust	43,857	5,089
	Kimco Realty Corp.	192,003	4,499
	Weyerhaeuser Co.	133,802	3,767
	Alexandria Real Estate Equities Inc.	38,511	3,757
	CubeSmart	81,339	3,485
	First Industrial Realty Trust Inc.	51,231	2,568
	Host Hotels & Resorts Inc.	78,829	1,381

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	VICI Properties Inc. Class A	41,976	1,226
	Federal Realty Investment Trust	10,599	1,187
*	Seaport Entertainment Group Inc.	41,260	1,153
	Sun Communities Inc.	5,295	651
	EastGroup Properties Inc.	2,800	449
	UDR Inc.	4,199	182
	Regency Centers Corp.	2,420	179
	Brixmor Property Group Inc.	5,264	147
	Cousins Properties Inc.	4,659	143
	Agree Realty Corp.	1,990	140
	BXP Inc.	1,492	111
			549,383
Technology (35.7%)
	Apple Inc.	6,244,407	1,563,724
	NVIDIA Corp.	10,172,435	1,366,056
	Microsoft Corp.	3,227,453	1,360,371
	Meta Platforms Inc. Class A	954,232	558,712
	Alphabet Inc. Class A	2,544,544	481,682
	Broadcom Inc.	1,913,588	443,646
	Alphabet Inc. Class C	2,164,041	412,120
	Salesforce Inc.	384,082	128,410
	Oracle Corp.	660,028	109,987
*	ServiceNow Inc.	83,113	88,110
*	Adobe Inc.	195,077	86,747
*	Advanced Micro Devices Inc.	690,859	83,449
*	Cadence Design Systems Inc.	267,805	80,465
	Applied Materials Inc.	481,605	78,323
	Intuit Inc.	123,342	77,520
	QUALCOMM Inc.	456,471	70,123
	Texas Instruments Inc.	356,842	66,911
*	Synopsys Inc.	126,553	61,424
*	Palantir Technologies Inc. Class A	811,129	61,346
	Lam Research Corp.	844,820	61,021
	International Business Machines Corp.	275,756	60,619
	KLA Corp.	88,948	56,048
	Amphenol Corp. Class A	692,022	48,061
*	Palo Alto Networks Inc.	251,046	45,680
*	Fortinet Inc.	436,067	41,200
*	Autodesk Inc.	134,420	39,731
	Marvell Technology Inc.	348,021	38,439
	Analog Devices Inc.	179,001	38,031
	Micron Technology Inc.	415,993	35,010
*	AppLovin Corp. Class A	103,559	33,536
*	Crowdstrike Holdings Inc. Class A	83,565	28,593
	Teradyne Inc.	218,445	27,507
	Roper Technologies Inc.	52,739	27,416
*	DoorDash Inc. Class A	151,760	25,458
	Intel Corp.	1,226,971	24,601
*	Workday Inc. Class A	87,503	22,578
*	Gartner Inc.	45,410	22,000
	Corning Inc.	448,584	21,317
*	Snowflake Inc. Class A	127,979	19,761
*	MicroStrategy Inc. Class A	66,653	19,304
	Cognizant Technology Solutions Corp. Class A	234,923	18,066
	Vertiv Holdings Co. Class A	140,567	15,970
*	VeriSign Inc.	76,465	15,825
	NetApp Inc.	134,948	15,665
	Hewlett Packard Enterprise Co.	711,355	15,187
*	Western Digital Corp.	248,268	14,804
*	Atlassian Corp. Class A	54,002	13,143
*	GoDaddy Inc. Class A	65,117	12,852
*	Cloudflare Inc. Class A	113,000	12,168
*	Datadog Inc. Class A	82,881	11,843
*	Arrow Electronics Inc.	103,474	11,705
*	ANSYS Inc.	33,362	11,254
*	ON Semiconductor Corp.	173,490	10,939
	HP Inc.	314,111	10,249
*	Zoom Communications Inc. Class A	120,820	9,860
*	PTC Inc.	50,661	9,315

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	HubSpot Inc.	13,223	9,213
	Monolithic Power Systems Inc.	15,563	9,209
*	Manhattan Associates Inc.	34,067	9,206
	Dolby Laboratories Inc. Class A	115,638	9,031
*	Dayforce Inc.	116,791	8,484
*	Pure Storage Inc. Class A	136,249	8,370
*	Maplebear Inc.	183,116	7,585
	Dell Technologies Inc. Class C	63,595	7,329
	SS&C Technologies Holdings Inc.	96,201	7,290
*	Twilio Inc. Class A	66,047	7,138
*	MongoDB Inc. Class A	28,847	6,716
*	Guidewire Software Inc.	39,213	6,611
	Gen Digital Inc.	230,287	6,305
*	Super Micro Computer Inc.	204,805	6,242
	Jabil Inc.	42,664	6,139
*	Tyler Technologies Inc.	10,607	6,116
*	Akamai Technologies Inc.	63,630	6,086
*	Pinterest Inc. Class A	209,652	6,080
*	Toast Inc. Class A	165,968	6,050
	Microchip Technology Inc.	104,770	6,009
	Avnet Inc.	105,416	5,515
*	EPAM Systems Inc.	22,452	5,250
*	Coherent Corp.	52,818	5,003
*	Astera Labs Inc.	37,569	4,976
	Leidos Holdings Inc.	32,104	4,625
*	DocuSign Inc. Class A	51,407	4,624
*	Dynatrace Inc.	80,921	4,398
*	Paycor HCM Inc.	219,175	4,070
*	Nutanix Inc. Class A	66,303	4,056
*	CACI International Inc. Class A	9,767	3,946
*	DXC Technology Co.	193,910	3,874
*	Match Group Inc.	100,936	3,302
*	Aspen Technology Inc.	12,499	3,120
	CDW Corp.	17,242	3,001
	Paycom Software Inc.	14,598	2,992
*	Okta Inc. Class A	37,387	2,946
*	Globant SA	12,159	2,607
	Entegris Inc.	22,576	2,236
*	Clarivate plc	429,531	2,182
*	Dropbox Inc. Class A	69,642	2,092
	Universal Display Corp.	13,611	1,990
*	Kyndryl Holdings Inc.	56,905	1,969
*	Gitlab Inc. Class A	30,964	1,745
*	IAC Inc.	39,304	1,696
*	F5 Inc.	6,402	1,610
*	Teradata Corp.	49,671	1,547
*	Qorvo Inc.	19,377	1,355
	Amdocs Ltd.	14,779	1,258
*	Zscaler Inc.	6,783	1,224
*	Unity Software Inc.	45,918	1,032
	Science Applications International Corp.	8,890	994
*	SentinelOne Inc. Class A	42,692	948
*	HashiCorp Inc. Class A	26,010	890
*	Parsons Corp.	8,672	800
*	Smartsheet Inc. Class A	14,139	792
*	Trump Media & Technology Group Corp.	20,967	715
	Skyworks Solutions Inc.	6,974	618
*	Cirrus Logic Inc.	4,755	474
	Pegasystems Inc.	4,992	465
*	Informatica Inc. Class A	17,729	460
*	Elastic NV	4,330	429
*	nCino Inc.	10,809	363
	Dun & Bradstreet Holdings Inc.	17,330	216
*	RingCentral Inc. Class A	5,294	185
	Bentley Systems Inc. Class B	2,152	101
*	Procore Technologies Inc.	1,058	79
	TD SYNNEX Corp.	281	33
*	Wolfspeed Inc.	3,526	24
			8,367,918

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
Telecommunications (1.9%)
	Cisco Systems Inc.	1,579,260	93,492
	T-Mobile US Inc.	339,699	74,982
	Comcast Corp. Class A	1,579,225	59,268
*	Arista Networks Inc.	409,924	45,309
	AT&T Inc.	1,945,470	44,298
	Motorola Solutions Inc.	82,587	38,174
	Verizon Communications Inc.	678,722	27,142
*	Charter Communications Inc. Class A	44,262	15,172
*	Frontier Communications Parent Inc.	386,391	13,408
*	Liberty Global Ltd. Class A	842,307	10,748
	Juniper Networks Inc.	274,434	10,278
*	Ciena Corp.	96,721	8,203
*	Roku Inc. Class A	55,182	4,102
*	Lumentum Holdings Inc.	46,514	3,905
*	Liberty Broadband Corp. Class C	42,336	3,165
	Iridium Communications Inc.	36,716	1,065
*	Liberty Broadband Corp. Class A	6,984	519
	Ubiquiti Inc.	683	227
*,1	GCI Liberty Inc.	58,613	—
			453,457
Utilities (2.5%)
	PG&E Corp.	3,581,365	72,272
	NextEra Energy Inc.	1,002,500	71,869
	Waste Management Inc.	171,955	34,699
	Duke Energy Corp.	311,555	33,567
	Constellation Energy Corp.	141,884	31,741
	Southern Co.	344,342	28,346
	Sempra	281,558	24,698
	American Water Works Co. Inc.	185,055	23,038
	Edison International	270,167	21,570
	WEC Energy Group Inc.	206,521	19,421
	CenterPoint Energy Inc.	588,810	18,683
	Atmos Energy Corp.	133,378	18,576
	CMS Energy Corp.	219,773	14,648
	Exelon Corp.	386,434	14,545
	Public Service Enterprise Group Inc.	170,008	14,364
	Vistra Corp.	98,573	13,590
	Xcel Energy Inc.	180,857	12,211
	American Electric Power Co. Inc.	130,646	12,050
	Consolidated Edison Inc.	133,006	11,868
	NiSource Inc.	290,045	10,662
	DTE Energy Co.	84,876	10,249
	Eversource Energy	172,448	9,904
	Ameren Corp.	103,420	9,219
	NRG Energy Inc.	97,120	8,762
	FirstEnergy Corp.	203,221	8,084
	Entergy Corp.	92,692	7,028
	Essential Utilities Inc.	192,058	6,976
	Republic Services Inc. Class A	33,179	6,675
	Dominion Energy Inc.	123,570	6,655
*	Clean Harbors Inc.	23,209	5,341
	Alliant Energy Corp.	90,260	5,338
	AES Corp.	338,657	4,359
	MDU Resources Group Inc.	70,024	1,262
	UGI Corp.	31,963	902
	National Fuel Gas Co.	13,356	810
	PPL Corp.	8,316	270
	IDACORP Inc.	2,318	253
	Evergy Inc.	2,716	167
	Pinnacle West Capital Corp.	1,808	153
	OGE Energy Corp.	2,704	112
			594,937
Total Common Stocks (Cost $6,352,338)			23,380,403

Tax-Managed Capital Appreciation Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2] Vanguard Market Liquidity Fund, 4.466% (Cost $24,363)	243,717	24,372
Total Investments (99.9%) (Cost $6,376,701)		23,404,775
Other Assets and Liabilities—Net (0.1%)		15,200
Net Assets (100%)		23,419,975
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	136	40,363	(149)
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,352,338)	23,380,403
Affiliated Issuers (Cost $24,363)	24,372
Total Investments in Securities	23,404,775
Investment in Vanguard	635
Cash	24
Cash Collateral Pledged—Futures Contracts	2,152
Receivables for Accrued Income	11,435
Receivables for Capital Shares Issued	9,149
Total Assets	23,428,170
Liabilities
Payables for Investment Securities Purchased	384
Payables for Capital Shares Redeemed	6,758
Payables to Vanguard	891
Variation Margin Payable—Futures Contracts	162
Total Liabilities	8,195
Net Assets	23,419,975
At December 31, 2024, net assets consisted of:

Paid-in Capital	7,175,405
Total Distributable Earnings (Loss)	16,244,570
Net Assets	23,419,975

Admiral™ Shares—Net Assets
Applicable to 65,670,521 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,866,107
Net Asset Value Per Share—Admiral Shares	$302.51

Institutional Shares—Net Assets
Applicable to 23,645,608 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,553,868
Net Asset Value Per Share—Institutional Shares	$150.30
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	252,320
Interest[2]	4,050
Total Income	256,370
Expenses
The Vanguard Group—Note B
Investment Advisory Services	360
Management and Administrative—Admiral Shares	15,441
Management and Administrative—Institutional Shares	1,777
Marketing and Distribution—Admiral Shares	611
Marketing and Distribution—Institutional Shares	48
Custodian Fees	21
Auditing Fees	31
Shareholders’ Reports and Proxy Fees—Admiral Shares	125
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	12
Other Expenses	16
Total Expenses	18,444
Net Investment Income	237,926
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(67,457)
Futures Contracts	24,076
Realized Net Gain (Loss)	(43,381)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,318,484
Futures Contracts	(3,842)
Change in Unrealized Appreciation (Depreciation)	4,314,642
Net Increase (Decrease) in Net Assets Resulting from Operations	4,509,187
1	Dividends are net of foreign withholding taxes of $80,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,826,000, ($27,000), and $13,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $246,404,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	237,926	234,538
Realized Net Gain (Loss)	(43,381)	126,857
Change in Unrealized Appreciation (Depreciation)	4,314,642	3,613,926
Net Increase (Decrease) in Net Assets Resulting from Operations	4,509,187	3,975,321
Distributions
Admiral Shares	(207,100)	(200,554)
Institutional Shares	(36,734)	(33,752)
Total Distributions	(243,834)	(234,306)
Capital Share Transactions
Admiral Shares	55,994	104,430
Institutional Shares	193,468	131,619
Net Increase (Decrease) from Capital Share Transactions	249,462	236,049
Total Increase (Decrease)	4,514,815	3,977,064
Net Assets
Beginning of Period	18,905,160	14,928,096
End of Period	23,419,975	18,905,160
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$247.12	$197.82	$247.92	$197.63	$165.93
Investment Operations
Net Investment Income[1]	3.076	3.079	2.900	2.542	2.666
Net Realized and Unrealized Gain (Loss) on Investments	55.466	49.291	(50.089)	50.328	31.640
Total from Investment Operations	58.542	52.370	(47.189)	52.870	34.306
Distributions
Dividends from Net Investment Income	(3.152)	(3.070)	(2.911)	(2.580)	(2.606)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.152)	(3.070)	(2.911)	(2.580)	(2.606)
Net Asset Value, End of Period	$302.51	$247.12	$197.82	$247.92	$197.63
Total Return[2]	23.76%	26.64%	-19.06%	26.87%	21.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,866	$16,162	$12,846	$15,850	$12,543
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.39%	1.37%	1.13%	1.60%
Portfolio Turnover Rate[4]	10%	2%	2%	0%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$122.77	$98.28	$123.18	$98.19	$82.46
Investment Operations
Net Investment Income[1]	1.572	1.566	1.473	1.304	1.360
Net Realized and Unrealized Gain (Loss) on Investments	27.567	24.482	(24.895)	25.002	15.690
Total from Investment Operations	29.139	26.048	(23.422)	26.306	17.050
Distributions
Dividends from Net Investment Income	(1.609)	(1.558)	(1.478)	(1.316)	(1.320)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.609)	(1.558)	(1.478)	(1.316)	(1.320)
Net Asset Value, End of Period	$150.30	$122.77	$98.28	$123.18	$98.19
Total Return	23.81%	26.67%	-19.04%	26.91%	21.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,554	$2,743	$2,082	$2,546	$1,627
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.42%	1.40%	1.17%	1.63%
Portfolio Turnover Rate[3]	10%	2%	2%	0%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Tax-Managed Capital Appreciation Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $635,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,380,403	—	—	23,380,403
Temporary Cash Investments	24,372	—	—	24,372
Total	23,404,775	—	—	23,404,775

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(149)	—	—	(149)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	246,404
Total Distributable Earnings (Loss)	(246,404)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,896
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	17,028,023
Capital Loss Carryforwards	(785,349)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	16,244,570

Tax-Managed Capital Appreciation Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	243,834	234,306
Long-Term Capital Gains	—	—
Total	243,834	234,306
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,376,752
Gross Unrealized Appreciation	17,048,132
Gross Unrealized Depreciation	(20,109)
Net Unrealized Appreciation (Depreciation)	17,028,023
E.  During the year ended December 31, 2024, the fund purchased $2,915,826,000 of investment securities and sold $2,245,218,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $287,030,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $4,930,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,223,198	4,341	1,021,525	4,581
Issued in Lieu of Cash Distributions	141,991	494	138,820	617
Redeemed	(1,309,195)	(4,568)	(1,055,915)	(4,731)
Net Increase (Decrease)—Admiral Shares	55,994	267	104,430	467
Institutional Shares
Issued	312,423	2,153	159,252	1,412
Issued in Lieu of Cash Distributions	19,960	140	16,533	148
Redeemed	(138,915)	(987)	(44,166)	(404)
Net Increase (Decrease)—Institutional Shares	193,468	1,306	131,619	1,156
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer

Tax-Managed Capital Appreciation Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (3.4%)
*	Lumen Technologies Inc.	7,119,006	37,802
*	Madison Square Garden Sports Corp.	115,278	26,016
	Telephone & Data Systems Inc.	690,621	23,557
*	Cinemark Holdings Inc.	757,853	23,478
	Cogent Communications Holdings Inc.	294,100	22,666
*	Cargurus Inc. Class A	607,389	22,194
*	IAC Inc.	505,709	21,816
	TEGNA Inc.	1,164,018	21,290
*	EchoStar Corp. Class A	855,350	19,588
*	Yelp Inc. Class A	475,906	18,418
*	Ziff Davis Inc.	307,221	16,694
	John Wiley & Sons Inc. Class A	289,119	12,637
	Cable One Inc.	32,747	11,858
*	TripAdvisor Inc.	743,846	10,987
*	QuinStreet Inc.	385,068	8,884
*	Cars.com Inc.	421,484	7,304
	Shutterstock Inc.	173,241	5,258
*	Thryv Holdings Inc.	298,886	4,423
	Shenandoah Telecommunications Co.	324,802	4,096
	Scholastic Corp.	182,962	3,903
*	TechTarget Inc.	170,149	3,372
*	Gogo Inc.	357,725	2,894
			329,135
Consumer Discretionary (14.7%)
	Bath & Body Works Inc.	1,537,317	59,602
	VF Corp.	2,335,716	50,124
*	Etsy Inc.	799,075	42,263
*	Brinker International Inc.	310,852	41,123
	Group 1 Automotive Inc.	94,824	39,966
	Meritage Homes Corp.	258,601	39,778
*	Shake Shack Inc. Class A	281,290	36,511
*	Asbury Automotive Group Inc.	146,667	35,644
*	Boot Barn Holdings Inc.	216,776	32,911
*	Champion Homes Inc.	365,253	32,179
*	Stride Inc.	296,786	30,845
	Six Flags Entertainment Corp.	632,005	30,456
	Kontoor Brands Inc.	353,590	30,200
*	Frontdoor Inc.	542,166	29,640
	Academy Sports & Outdoors Inc.	515,191	29,639
	Newell Brands Inc.	2,926,209	29,145
	Installed Building Products Inc.	164,347	28,802
*	M/I Homes Inc.	197,593	26,270
*	Cavco Industries Inc.	57,737	25,764
	Signet Jewelers Ltd.	317,864	25,655
*	Tri Pointe Homes Inc.	691,406	25,070
*	Dorman Products Inc.	193,283	25,040
*	Adtalem Global Education Inc.	269,576	24,491
*	Victoria's Secret & Co.	554,321	22,960
*	Urban Outfitters Inc.	403,387	22,138
	Steven Madden Ltd.	502,767	21,378
	American Eagle Outfitters Inc.	1,258,908	20,986
*	Penn Entertainment Inc.	1,057,323	20,956
*	Hanesbrands Inc.	2,489,264	20,263
	Advance Auto Parts Inc.	413,268	19,543
	Patrick Industries Inc.	230,181	19,123
	LCI Industries	177,393	18,341
	Strategic Education Inc.	167,727	15,669
	Century Communities Inc.	210,008	15,406
	Cheesecake Factory Inc.	324,513	15,395

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Phinia Inc.	298,893	14,398
*	LGI Homes Inc.	153,931	13,761
	Carter's Inc.	250,582	13,579
	La-Z-Boy Inc.	298,112	12,989
*	Foot Locker Inc.	569,828	12,399
	Wolverine World Wide Inc.	552,097	12,257
*	Sonos Inc.	786,307	11,826
	Perdoceo Education Corp.	435,425	11,526
*	Green Brick Partners Inc.	201,897	11,405
*	Adient plc	634,240	10,928
	Dana Inc.	913,798	10,564
*	Helen of Troy Ltd.	165,674	9,912
	Winnebago Industries Inc.	206,874	9,884
	Kohl's Corp.	703,783	9,881
	Upbound Group Inc.	333,427	9,726
*	Sabre Corp.	2,620,373	9,564
	Leggett & Platt Inc.	969,088	9,303
*	G-III Apparel Group Ltd.	284,333	9,275
*	Gentherm Inc.	229,920	9,180
	Papa John's International Inc.	216,866	8,907
	Buckle Inc.	167,998	8,536
	Oxford Industries Inc.	104,987	8,271
	Cracker Barrel Old Country Store Inc.	154,760	8,181
*	Fox Factory Holding Corp.	267,123	8,086
	Worthington Enterprises Inc.	195,291	7,833
*	Revelyst Inc.	400,363	7,699
*	Sally Beauty Holdings Inc.	725,161	7,578
*	Topgolf Callaway Brands Corp.	923,751	7,261
	Monarch Casino & Resort Inc.	89,413	7,055
*	Dave & Buster's Entertainment Inc.	239,596	6,994
	Sonic Automotive Inc. Class A	107,126	6,786
	Bloomin' Brands Inc.	536,318	6,548
*	XPEL Inc.	151,289	6,042
*	BJ's Restaurants Inc.	162,807	5,720
	Caleres Inc.	241,049	5,583
*	ODP Corp.	226,368	5,148
*	National Vision Holdings Inc.	493,346	5,141
*	American Axle & Manufacturing Holdings Inc.	829,689	4,837
	Jack in the Box Inc.	115,085	4,792
*	Dream Finders Homes Inc. Class A	202,407	4,710
	Standard Motor Products Inc.	149,318	4,626
*	Mister Car Wash Inc.	627,899	4,577
	Monro Inc.	179,799	4,459
*	MarineMax Inc.	148,969	4,313
	Shoe Carnival Inc.	128,280	4,244
	Golden Entertainment Inc.	133,259	4,211
	Ethan Allen Interiors Inc.	136,574	3,839
	Sturm Ruger & Co. Inc.	107,492	3,802
*	Leslie's Inc.	993,773	2,216
	Guess? Inc.	11,285	159
			1,393,787
Consumer Staples (3.0%)
	Cal-Maine Foods Inc.	290,484	29,897
*	Simply Good Foods Co.	669,579	26,100
	WD-40 Co.	97,468	23,654
	J & J Snack Foods Corp.	111,785	17,341
	Interparfums Inc.	125,637	16,523
	Energizer Holdings Inc.	459,539	16,033
	PriceSmart Inc.	166,479	15,344
*	Central Garden & Pet Co. Class A	390,222	12,897
*	Chefs' Warehouse Inc.	243,814	12,025
*	TreeHouse Foods Inc.	337,448	11,855
*	United Natural Foods Inc.	429,934	11,741
	Edgewell Personal Care Co.	347,370	11,672
*	Grocery Outlet Holding Corp.	681,510	10,638
	Andersons Inc.	231,552	9,382
	Universal Corp.	160,636	8,809
	WK Kellogg Co.	457,706	8,234
	Fresh Del Monte Produce Inc.	246,826	8,197

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	National Beverage Corp.	127,412	5,437
	John B Sanfilippo & Son Inc.	56,516	4,923
	SpartanNash Co.	237,647	4,354
	MGP Ingredients Inc.	104,724	4,123
	B&G Foods Inc.	585,608	4,035
*	Hain Celestial Group Inc.	614,334	3,778
	Tootsie Roll Industries Inc.	109,468	3,539
*	Central Garden & Pet Co.	73,460	2,850
*	USANA Health Sciences Inc.	53,029	1,903
			285,284
Energy (4.6%)
	SM Energy Co.	813,675	31,538
	Magnolia Oil & Gas Corp. Class A	1,324,701	30,972
	Archrock Inc.	1,189,749	29,613
	Cactus Inc. Class A	474,522	27,693
	California Resources Corp.	500,160	25,953
	Northern Oil & Gas Inc.	685,480	25,472
	Liberty Energy Inc. Class A	1,117,028	22,218
	Helmerich & Payne Inc.	681,100	21,809
	Patterson-UTI Energy Inc.	2,564,445	21,182
	CONSOL Energy Inc.	193,739	20,668
*	Oceaneering International Inc.	733,481	19,129
	Peabody Energy Corp.	857,529	17,957
	Crescent Energy Co. Class A	1,204,840	17,603
*	Tidewater Inc.	302,832	16,568
*	Comstock Resources Inc.	638,037	11,625
	World Kinect Corp.	402,458	11,072
*	Helix Energy Solutions Group Inc.	1,073,215	10,002
	Atlas Energy Solutions Inc. Class A	413,892	9,180
*	Talos Energy Inc.	856,576	8,317
*	Par Pacific Holdings Inc.	407,552	6,680
*	Bristow Group Inc. Class A	181,893	6,239
	Core Laboratories Inc.	346,214	5,993
*	ProPetro Holding Corp.	601,121	5,608
*	Vital Energy Inc.	173,416	5,362
*	REX American Resources Corp.	124,153	5,176
	International Seaways Inc.	113,619	4,084
	Dorian LPG Ltd.	167,069	4,072
*	Nabors Industries Ltd.	67,857	3,879
	CVR Energy Inc.	206,254	3,865
*	Green Plains Inc.	407,519	3,863
	RPC Inc.	627,647	3,728
*	Innovex International Inc.	240,204	3,356
			440,476
Financials (18.8%)
*	Mr Cooper Group Inc.	468,641	44,994
	Jackson Financial Inc. Class A	509,978	44,409
	Lincoln National Corp.	1,180,091	37,421
	Moelis & Co. Class A	485,771	35,889
	Radian Group Inc.	1,071,567	33,990
	Piper Sandler Cos.	109,591	32,872
	Assured Guaranty Ltd.	364,024	32,766
	ServisFirst Bancshares Inc.	362,046	30,680
	Ameris Bancorp	477,740	29,892
*	Axos Financial Inc.	388,032	27,104
	United Community Banks Inc.	828,100	26,756
	PJT Partners Inc. Class A	164,663	25,985
	Fulton Financial Corp.	1,325,819	25,562
	Cathay General Bancorp	520,196	24,767
	StepStone Group Inc. Class A	420,456	24,336
	Atlantic Union Bankshares Corp.	635,331	24,066
	BGC Group Inc. Class A	2,609,892	23,646
	Community Financial System Inc.	372,521	22,977
	WSFS Financial Corp.	423,856	22,519
	First Hawaiian Inc.	862,891	22,392
*	Genworth Financial Inc. Class A	3,189,652	22,296
	Walker & Dunlop Inc.	229,073	22,268
	HA Sustainable Infrastructure Capital Inc.	829,262	22,249
	First Bancorp	1,182,601	21,985

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	NMI Holdings Inc. Class A	584,934	21,502
	Blackstone Mortgage Trust Inc. Class A	1,232,744	21,462
	Bread Financial Holdings Inc.	350,041	21,373
	Virtu Financial Inc. Class A	577,790	20,616
	BankUnited Inc.	536,840	20,491
*	StoneX Group Inc.	207,214	20,301
	Bank of Hawaii Corp.	274,146	19,530
*	Palomar Holdings Inc.	182,664	19,287
	Artisan Partners Asset Management Inc. Class A	443,502	19,093
	WaFd Inc.	583,482	18,811
*	Enova International Inc.	193,282	18,532
*	Bancorp Inc.	350,866	18,466
*	Goosehead Insurance Inc. Class A	171,895	18,431
	Arbor Realty Trust Inc.	1,322,949	18,323
	CVB Financial Corp.	855,332	18,313
	Independent Bank Corp.	283,973	18,228
	Simmons First National Corp. Class A	804,222	17,838
*	Payoneer Global Inc.	1,775,503	17,826
	First Financial Bancorp	654,247	17,586
*	NCR Atleos Corp.	518,224	17,578
	Park National Corp.	101,066	17,326
	BancFirst Corp.	147,738	17,312
	Cohen & Steers Inc.	182,822	16,882
	Renasant Corp.	471,030	16,839
	Seacoast Banking Corp. of Florida	610,325	16,802
	Pacific Premier Bancorp Inc.	665,484	16,584
	Banner Corp.	243,653	16,269
	EVERTEC Inc.	469,320	16,206
	Provident Financial Services Inc.	849,678	16,033
	NBT Bancorp Inc.	335,176	16,008
	Independent Bank Group Inc.	260,418	15,800
	Trustmark Corp.	431,199	15,252
	Banc of California Inc.	973,099	15,044
*	Triumph Financial Inc.	163,065	14,819
	OFG Bancorp	341,834	14,466
	Pathward Financial Inc.	189,690	13,957
	FB Financial Corp.	269,204	13,867
	City Holding Co.	112,685	13,351
	Stewart Information Services Corp.	197,273	13,314
	First Bancorp (XNGS)	298,918	13,143
	PROG Holdings Inc.	299,706	12,666
	First Commonwealth Financial Corp.	737,538	12,479
	Mercury General Corp.	186,214	12,380
	Lakeland Financial Corp.	179,194	12,321
	National Bank Holdings Corp. Class A	275,303	11,855
*	Donnelley Financial Solutions Inc.	182,371	11,440
*	SiriusPoint Ltd.	692,909	11,357
*	Trupanion Inc.	230,508	11,110
	Horace Mann Educators Corp.	277,467	10,885
*	Customers Bancorp Inc.	215,968	10,513
	Veritex Holdings Inc.	385,389	10,467
	Stellar Bancorp Inc.	357,642	10,139
	Hilltop Holdings Inc.	353,178	10,111
	Virtus Investment Partners Inc.	45,053	9,938
	S&T Bancorp Inc.	257,608	9,846
	Westamerica Bancorp	182,190	9,558
	Employers Holdings Inc.	184,697	9,462
	Hope Bancorp Inc.	761,623	9,360
	Berkshire Hills Bancorp Inc.	309,757	8,806
*	Encore Capital Group Inc.	183,822	8,781
	WisdomTree Inc.	813,212	8,539
	Dime Community Bancshares Inc.	261,523	8,038
	Northwest Bancshares Inc.	598,208	7,890
	Safety Insurance Group Inc.	95,294	7,852
	Preferred Bank	87,290	7,540
	PennyMac Mortgage Investment Trust	592,804	7,463
	Ready Capital Corp.	1,066,113	7,271
	Two Harbors Investment Corp.	603,963	7,145
	Navient Corp.	534,465	7,103
	Apollo Commercial Real Estate Finance Inc.	819,585	7,098

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	HCI Group Inc.	60,588	7,060
	Brookline Bancorp Inc.	585,698	6,911
	Franklin BSP Realty Trust Inc.	502,939	6,307
	Redwood Trust Inc.	950,777	6,209
*	ProAssurance Corp.	365,144	5,809
*	PRA Group Inc.	276,918	5,785
	Brightsphere Investment Group Inc.	214,575	5,652
	Tompkins Financial Corp.	83,056	5,634
	Southside Bancshares Inc.	175,617	5,578
	Heritage Financial Corp.	221,585	5,429
	Eagle Bancorp Inc.	208,194	5,419
	Central Pacific Financial Corp.	171,586	4,985
*	EZCORP Inc. Class A	392,435	4,796
	Hanmi Financial Corp.	189,351	4,472
*	Ambac Financial Group Inc.	342,041	4,327
	New York Mortgage Trust Inc.	704,781	4,271
	United Fire Group Inc.	143,177	4,073
	AMERISAFE Inc.	77,512	3,995
*	Green Dot Corp. Class A	366,955	3,904
	Ellington Financial Inc.	307,670	3,729
	Capitol Federal Financial Inc.	566,368	3,347
	KKR Real Estate Finance Trust Inc.	328,349	3,316
	TrustCo Bank Corp.	83,724	2,789
*	World Acceptance Corp.	23,471	2,639
	ARMOUR Residential REIT Inc.	103,530	1,953
			1,782,484
Health Care (11.2%)
*	Glaukos Corp.	385,012	57,729
*	Merit Medical Systems Inc.	417,330	40,364
*	Inspire Medical Systems Inc.	209,734	38,880
*	Alkermes plc	1,149,648	33,064
*	Corcept Therapeutics Inc.	654,657	32,988
*	Hims & Hers Health Inc.	1,333,998	32,256
*	RadNet Inc.	456,690	31,895
*	Integer Holdings Corp.	238,123	31,556
*	ADMA Biologics Inc.	1,643,222	28,181
*	TG Therapeutics Inc.	935,491	28,158
*	Krystal Biotech Inc.	176,682	27,679
*	Prestige Consumer Healthcare Inc.	351,925	27,482
	Organon & Co.	1,801,948	26,885
*	ICU Medical Inc.	168,972	26,219
*	CorVel Corp.	191,937	21,355
*	QuidelOrtho Corp.	476,405	21,224
*	Vericel Corp.	344,699	18,927
*	Inari Medical Inc.	357,287	18,239
	Patterson Cos. Inc.	552,880	17,062
*	Tandem Diabetes Care Inc.	465,473	16,766
*	Azenta Inc.	331,440	16,572
*	Catalyst Pharmaceuticals Inc.	782,498	16,331
*	Protagonist Therapeutics Inc.	414,318	15,993
*	Addus HomeCare Corp.	127,102	15,932
	CONMED Corp.	222,324	15,216
	Concentra Group Holdings Parent Inc.	767,022	15,172
*	NeoGenomics Inc.	912,716	15,042
*	TransMedics Group Inc.	236,381	14,738
*	Omnicell Inc.	325,305	14,483
	Premier Inc. Class A	676,321	14,338
*	Supernus Pharmaceuticals Inc.	388,935	14,064
*	Ligand Pharmaceuticals Inc.	130,928	14,029
	Select Medical Holdings Corp.	737,131	13,895
*	Privia Health Group Inc.	702,998	13,744
	LeMaitre Vascular Inc.	140,818	12,975
*	UFP Technologies Inc.	50,732	12,404
*	Fortrea Holdings Inc.	624,072	11,639
*	Dynavax Technologies Corp.	897,520	11,461
*	Xencor Inc.	498,288	11,451
*	Integra LifeSciences Holdings Corp.	463,426	10,511
*	Amphastar Pharmaceuticals Inc.	273,105	10,140
*	Harmony Biosciences Holdings Inc.	272,724	9,384

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	US Physical Therapy Inc.	104,393	9,261
*	Progyny Inc.	528,016	9,108
*	Myriad Genetics Inc.	653,349	8,957
	National HealthCare Corp.	81,237	8,738
*	Astrana Health Inc.	272,944	8,606
	Embecta Corp.	404,954	8,362
*	STAAR Surgical Co.	337,172	8,190
*	Schrodinger Inc.	398,376	7,685
*	Artivion Inc.	266,137	7,609
*	Pediatrix Medical Group Inc.	576,626	7,565
*	Certara Inc.	698,677	7,441
*	Innoviva Inc.	419,007	7,270
*	Owens & Minor Inc.	533,473	6,972
*	ANI Pharmaceuticals Inc.	122,686	6,782
*	Collegium Pharmaceutical Inc.	234,523	6,719
*	AMN Healthcare Services Inc.	274,440	6,565
*	BioLife Solutions Inc.	247,756	6,432
*	AdaptHealth Corp. Class A	653,670	6,223
*	Pacira BioSciences Inc.	311,892	5,876
*	Arcus Biosciences Inc.	362,908	5,404
	HealthStream Inc.	152,510	4,850
*	Cytek Biosciences Inc.	734,721	4,768
	Mesa Laboratories Inc.	34,906	4,603
*	Vir Biotechnology Inc.	600,374	4,407
*	Avanos Medical Inc.	267,825	4,264
*	Ironwood Pharmaceuticals Inc. Class A	899,841	3,986
	Simulations Plus Inc.	118,233	3,298
	Phibro Animal Health Corp. Class A	127,361	2,675
*	Fulgent Genetics Inc.	134,212	2,479
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			1,061,518
Industrials (17.7%)
*	Alaska Air Group Inc.	903,359	58,493
	Robert Half Inc.	719,882	50,723
*	SPX Technologies Inc.	326,703	47,542
	Armstrong World Industries Inc.	302,805	42,795
	CSW Industrials Inc.	115,487	40,744
	Federal Signal Corp.	436,393	40,318
	Moog Inc. Class A	199,456	39,261
	Zurn Elkay Water Solutions Corp.	994,299	37,087
*	Dycom Industries Inc.	203,276	35,382
	Air Lease Corp. Class A	716,272	34,532
	Arcosa Inc.	345,393	33,413
*	Gates Industrial Corp. plc	1,603,817	32,991
	Matson Inc.	233,214	31,447
*	AeroVironment Inc.	196,682	30,267
	Boise Cascade Co.	247,625	29,433
*	SkyWest Inc.	288,249	28,862
	John Bean Technologies Corp.	225,208	28,624
*	Verra Mobility Corp. Class A	1,176,852	28,456
	Franklin Electric Co. Inc.	285,450	27,817
*	GEO Group Inc.	951,468	26,622
	Granite Construction Inc.	301,221	26,420
	Enpro Inc.	150,008	25,869
	Korn Ferry	372,369	25,116
	ESCO Technologies Inc.	187,158	24,931
*	GMS Inc.	284,650	24,147
*	Resideo Technologies Inc.	1,031,693	23,781
	Rush Enterprises Inc. Class A	429,336	23,523
*	Everus Construction Group Inc.	356,687	23,452
*	RXO Inc.	973,662	23,212
	Brady Corp. Class A	308,412	22,776
*	Amentum Holdings Inc.	1,078,530	22,682
	ABM Industries Inc.	439,718	22,505
	Trinity Industries Inc.	573,640	20,135
	Griffon Corp.	279,711	19,935
	Hub Group Inc. Class A	437,333	19,488
	UniFirst Corp.	106,127	18,157

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Albany International Corp. Class A	218,092	17,441
*	MYR Group Inc.	114,008	16,961
*	CoreCivic Inc.	776,046	16,871
	AZZ Inc.	203,236	16,649
*	JetBlue Airways Corp.	2,109,787	16,583
	Enerpac Tool Group Corp. Class A	391,597	16,091
	HNI Corp.	319,348	16,086
	Standex International Corp.	85,968	16,075
	Werner Enterprises Inc.	443,248	15,921
	ArcBest Corp.	166,242	15,514
*	Hayward Holdings Inc.	1,009,342	15,433
	Hillenbrand Inc.	491,841	15,139
*	Mercury Systems Inc.	356,722	14,982
	Barnes Group Inc.	315,775	14,924
*	OPENLANE Inc.	749,554	14,871
*	AAR Corp.	241,291	14,786
*	Sunrun Inc.	1,591,514	14,722
	Powell Industries Inc.	65,537	14,526
	Alamo Group Inc.	75,539	14,043
*	Masterbrand Inc.	906,421	13,243
	Greenbrier Cos. Inc.	216,967	13,233
*	Gibraltar Industries Inc.	220,837	13,007
	Kennametal Inc.	516,469	12,406
	Vestis Corp.	782,329	11,923
	Tennant Co.	134,414	10,959
	Apogee Enterprises Inc.	151,577	10,824
	MillerKnoll Inc.	477,571	10,788
	CSG Systems International Inc.	201,443	10,296
*	Triumph Group Inc.	535,393	9,990
	Interface Inc. Class A	403,062	9,815
	Schneider National Inc. Class B	330,469	9,676
*	DNOW Inc.	740,392	9,633
	Allegiant Travel Co.	99,704	9,384
*	American Woodmark Corp.	116,228	9,244
	Lindsay Corp.	77,870	9,213
	Quanex Building Products Corp.	328,799	7,970
	Pitney Bowes Inc.	1,063,016	7,696
*	Vicor Corp.	158,196	7,644
*	DXP Enterprises Inc.	90,578	7,484
*	Proto Labs Inc.	167,497	6,547
*	Viad Corp.	149,481	6,354
	Heidrick & Struggles International Inc.	138,015	6,115
	Deluxe Corp.	268,745	6,071
*	NV5 Global Inc.	320,784	6,044
	Matthews International Corp. Class A	210,815	5,835
	Marten Transport Ltd.	369,660	5,770
	Wabash National Corp.	317,351	5,436
*	Healthcare Services Group Inc.	449,478	5,221
*	Liquidity Services Inc.	156,847	5,065
	Astec Industries Inc.	147,296	4,949
*	Forward Air Corp.	144,893	4,673
*	Enviri Corp.	568,754	4,379
*	Sun Country Airlines Holdings Inc.	270,365	3,942
*	Hertz Global Holdings Inc.	896,527	3,281
	National Presto Industries Inc.	25,452	2,505
	Heartland Express Inc.	222,637	2,498
*	Titan International Inc.	359,470	2,441
	Insteel Industries Inc.	62,025	1,675
			1,681,785
Information Technology (12.1%)
*	SPS Commerce Inc.	261,764	48,162
*	Qorvo Inc.	664,067	46,438
	Badger Meter Inc.	205,561	43,604
*	Semtech Corp.	649,078	40,145
*	ACI Worldwide Inc.	729,012	37,843
*	MARA Holdings Inc.	2,254,069	37,801
*	Itron Inc.	315,554	34,263
	InterDigital Inc.	176,810	34,252
*	Box Inc. Class A	1,005,750	31,782

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Advanced Energy Industries Inc.	268,928	31,096
*	Plexus Corp.	192,373	30,103
*	Insight Enterprises Inc.	197,171	29,990
*	Sanmina Corp.	384,936	29,128
*	SiTime Corp.	131,727	28,259
*	DXC Technology Co.	1,278,999	25,554
*	FormFactor Inc.	540,877	23,799
*	Impinj Inc.	159,328	23,144
*	BlackLine Inc.	359,138	21,821
*	Alarm.com Holdings Inc.	352,186	21,413
*	Agilysys Inc.	155,602	20,494
*	Diodes Inc.	330,673	20,393
	Progress Software Corp.	299,378	19,504
*	OSI Systems Inc.	113,468	18,998
*	DoubleVerify Holdings Inc.	936,515	17,990
	Kulicke & Soffa Industries Inc.	380,035	17,732
*	TTM Technologies Inc.	714,847	17,692
	Clear Secure Inc. Class A	651,820	17,364
*	Axcelis Technologies Inc.	233,666	16,326
*	Viavi Solutions Inc.	1,592,278	16,082
*	Extreme Networks Inc.	936,331	15,674
*	DigitalOcean Holdings Inc.	442,546	15,078
*	Calix Inc.	418,730	14,601
*	NCR Voyix Corp.	1,025,450	14,192
*	LiveRamp Holdings Inc.	466,035	14,153
	Vishay Intertechnology Inc.	813,891	13,787
*	ePlus Inc.	186,616	13,787
*	Knowles Corp.	645,497	12,865
*	Rogers Corp.	121,806	12,377
*	Ultra Clean Holdings Inc.	313,065	11,255
	CTS Corp.	207,114	10,921
*	Harmonic Inc.	820,701	10,858
	Benchmark Electronics Inc.	237,736	10,793
*	MaxLinear Inc. Class A	541,729	10,715
*	Veeco Instruments Inc.	399,027	10,694
*	Photronics Inc.	450,914	10,624
	Adeia Inc.	753,724	10,537
*	NetScout Systems Inc.	481,624	10,432
*	Grid Dynamics Holdings Inc.	432,014	9,608
*	Cohu Inc.	346,280	9,246
	A10 Networks Inc.	494,776	9,104
*	Digi International Inc.	260,449	7,873
*	Arlo Technologies Inc.	694,891	7,776
*	Ichor Holdings Ltd.	238,769	7,693
*	ScanSource Inc.	159,954	7,590
*	Penguin Solutions Inc.	375,863	7,213
	Xerox Holdings Corp.	822,956	6,938
*	Alpha & Omega Semiconductor Ltd.	166,236	6,156
*	Wolfspeed Inc.	905,883	6,033
*	PDF Solutions Inc.	210,471	5,700
	PC Connection Inc.	81,741	5,662
*	Sprinklr Inc. Class A	623,514	5,269
*	CEVA Inc.	161,658	5,100
*	Viasat Inc.	560,585	4,771
*	N-able Inc.	484,864	4,529
	SolarWinds Corp.	255,233	3,637
*	SolarEdge Technologies Inc.	229,148	3,116
*	Corsair Gaming Inc.	167,407	1,107
			1,148,636
Materials (4.4%)
*	ATI Inc.	998,247	54,944
	Balchem Corp.	228,511	37,246
	Sealed Air Corp.	1,047,923	35,451
	HB Fuller Co.	388,002	26,182
	Sensient Technologies Corp.	289,732	20,646
	Warrior Met Coal Inc.	371,510	20,151
	Innospec Inc.	174,038	19,155
	Sylvamo Corp.	241,303	19,068
	Arch Resources Inc.	124,677	17,607

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Minerals Technologies Inc.	228,499	17,414
	Hawkins Inc.	133,231	16,343
	Materion Corp.	150,748	14,906
*	Alpha Metallurgical Resources Inc.	74,333	14,876
	Quaker Chemical Corp.	99,361	13,986
*	MP Materials Corp.	883,890	13,789
*	O-I Glass Inc.	1,091,569	11,833
*	Ingevity Corp.	257,719	10,502
	Stepan Co.	153,506	9,932
	Worthington Steel Inc.	250,913	7,984
	Kaiser Aluminum Corp.	109,285	7,679
*	Century Aluminum Co.	370,371	6,748
	SunCoke Energy Inc.	565,525	6,051
	AdvanSix Inc.	190,767	5,435
	Koppers Holdings Inc.	152,668	4,946
*	Metallus Inc.	304,740	4,306
	Mativ Holdings Inc.	333,435	3,634
			420,814
Real Estate (7.6%)
	Terreno Realty Corp.	709,107	41,937
	Essential Properties Realty Trust Inc.	1,255,100	39,260
	CareTrust REIT Inc.	1,295,272	35,037
	Macerich Co.	1,720,990	34,282
	Phillips Edison & Co. Inc.	899,071	33,679
	SL Green Realty Corp.	491,824	33,405
	Tanger Inc.	790,287	26,972
	Apple Hospitality REIT Inc.	1,525,793	23,421
	Douglas Emmett Inc.	1,219,650	22,637
	Highwoods Properties Inc.	721,673	22,069
*	Cushman & Wakefield plc	1,633,638	21,368
	Acadia Realty Trust	822,444	19,870
	Urban Edge Properties	924,078	19,868
	Four Corners Property Trust Inc.	680,011	18,456
	LXP Industrial Trust	2,159,360	17,534
	Sunstone Hotel Investors Inc.	1,464,121	17,335
	Outfront Media Inc.	972,508	17,252
	Medical Properties Trust Inc.	4,165,562	16,454
	Retail Opportunity Investments Corp.	897,229	15,576
	Curbline Properties Corp.	668,948	15,533
	DiamondRock Hospitality Co.	1,594,695	14,400
	Innovative Industrial Properties Inc.	198,801	13,248
	Pebblebrook Hotel Trust	904,820	12,260
	St. Joe Co.	259,550	11,662
	Xenia Hotels & Resorts Inc.	722,151	10,731
	LTC Properties Inc.	304,514	10,521
	Getty Realty Corp.	348,236	10,492
	Veris Residential Inc.	627,548	10,436
	JBG SMITH Properties	621,135	9,547
	Alexander & Baldwin Inc.	528,880	9,382
	Uniti Group Inc.	1,640,576	9,023
	Kennedy-Wilson Holdings Inc.	859,184	8,583
	American Assets Trust Inc.	320,159	8,407
	Elme Communities	528,370	8,068
	Easterly Government Properties Inc. Class A	696,180	7,909
	Centerspace	112,362	7,433
	Marcus & Millichap Inc.	193,750	7,413
	Global Net Lease Inc.	945,305	6,901
	Brandywine Realty Trust	1,230,561	6,891
	NexPoint Residential Trust Inc.	164,869	6,883
	eXp World Holdings Inc.	565,500	6,509
	Armada Hoffler Properties Inc.	546,733	5,593
	Summit Hotel Properties Inc.	800,598	5,484
	Whitestone REIT	352,986	5,002
	Safehold Inc.	219,974	4,065
	SITE Centers Corp.	241,759	3,696
	Universal Health Realty Income Trust	94,591	3,520
	Saul Centers Inc.	82,668	3,208
			719,212

Tax-Managed Small-Cap Fund
	Shares	Market Value• ($000)
Utilities (2.2%)
MDU Resources Group Inc.	1,426,750	25,710
MGE Energy Inc.	262,735	24,687
American States Water Co.	293,490	22,810
Otter Tail Corp.	295,801	21,842
Chesapeake Utilities Corp.	174,291	21,150
California Water Service Group	456,978	20,715
Avista Corp.	524,050	19,196
Clearway Energy Inc. Class C	562,799	14,633
Northwest Natural Holding Co.	232,892	9,213
SJW Group	182,652	8,990
Clearway Energy Inc. Class A	264,175	6,459
Unitil Corp.	111,940	6,066
Middlesex Water Co.	112,352	5,913
		207,384
Total Common Stocks (Cost $6,435,026)		9,470,515
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2] Vanguard Market Liquidity Fund, 4.466% (Cost $18,453)	184,546	18,455
Total Investments (99.9%) (Cost $6,453,479)		9,488,970
Other Assets and Liabilities—Net (0.1%)		4,990
Net Assets (100%)		9,493,960
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	281	31,610	(105)
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,435,026)	9,470,515
Affiliated Issuers (Cost $18,453)	18,455
Total Investments in Securities	9,488,970
Investment in Vanguard	272
Cash	447
Cash Collateral Pledged—Futures Contracts	2,050
Receivables for Accrued Income	11,919
Receivables for Capital Shares Issued	1,959
Variation Margin Receivable—Futures Contracts	26
Total Assets	9,505,643
Liabilities
Payables for Investment Securities Purchased	9,990
Payables for Capital Shares Redeemed	1,326
Payables to Vanguard	367
Total Liabilities	11,683
Net Assets	9,493,960
At December 31, 2024, net assets consisted of:

Paid-in Capital	7,368,493
Total Distributable Earnings (Loss)	2,125,467
Net Assets	9,493,960

Admiral™ Shares—Net Assets
Applicable to 90,299,328 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,493,125
Net Asset Value Per Share—Admiral Shares	$94.06

Institutional Shares—Net Assets
Applicable to 10,616,992 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,000,835
Net Asset Value Per Share—Institutional Shares	$94.27
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	143,328
Non-Cash Dividends	14,242
Interest[2]	2,089
Total Income	159,659
Expenses
The Vanguard Group—Note B
Investment Advisory Services	155
Management and Administrative—Admiral Shares	6,674
Management and Administrative—Institutional Shares	518
Marketing and Distribution—Admiral Shares	391
Marketing and Distribution—Institutional Shares	18
Custodian Fees	32
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Admiral Shares	126
Shareholders’ Reports and Proxy Fees—Institutional Shares	6
Trustees’ Fees and Expenses	5
Other Expenses	16
Total Expenses	7,973
Net Investment Income	151,686
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	575,988
Futures Contracts	(3,516)
Realized Net Gain (Loss)	572,472
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	37,517
Futures Contracts	(983)
Change in Unrealized Appreciation (Depreciation)	36,534
Net Increase (Decrease) in Net Assets Resulting from Operations	760,692
1	Dividends are net of foreign withholding taxes of $106,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,949,000, ($6,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $619,550,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,686	134,814
Realized Net Gain (Loss)	572,472	334,685
Change in Unrealized Appreciation (Depreciation)	36,534	776,010
Net Increase (Decrease) in Net Assets Resulting from Operations	760,692	1,245,509
Distributions
Admiral Shares	(123,180)	(121,201)
Institutional Shares	(14,452)	(13,525)
Total Distributions	(137,632)	(134,726)
Capital Share Transactions
Admiral Shares	(116,072)	(96,319)
Institutional Shares	10,728	59,585
Net Increase (Decrease) from Capital Share Transactions	(105,344)	(36,734)
Total Increase (Decrease)	517,716	1,074,049
Net Assets
Beginning of Period	8,976,244	7,902,195
End of Period	9,493,960	8,976,244
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$87.91	$77.06	$93.29	$74.30	$67.84
Investment Operations
Net Investment Income[1]	1.493	1.311	1.153	1.090	.819
Net Realized and Unrealized Gain (Loss) on Investments	6.016	10.854	(16.221)	18.985	6.451
Total from Investment Operations	7.509	12.165	(15.068)	20.075	7.270
Distributions
Dividends from Net Investment Income	(1.359)	(1.315)	(1.162)	(1.085)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.359)	(1.315)	(1.162)	(1.085)	(.810)
Net Asset Value, End of Period	$94.06	$87.91	$77.06	$93.29	$74.30
Total Return[2]	8.61%	15.95%	-16.14%	27.08%	11.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,493	$8,048	$7,150	$8,631	$6,689
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.64%	1.41%	1.22%	1.39%
Portfolio Turnover Rate[4]	14%	20%	10%	9%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.11	$77.23	$93.50	$74.47	$67.99
Investment Operations
Net Investment Income[1]	1.525	1.346	1.180	1.126	.844
Net Realized and Unrealized Gain (Loss) on Investments	6.024	10.876	(16.261)	19.019	6.466
Total from Investment Operations	7.549	12.222	(15.081)	20.145	7.310
Distributions
Dividends from Net Investment Income	(1.389)	(1.342)	(1.189)	(1.115)	(.830)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.389)	(1.342)	(1.189)	(1.115)	(.830)
Net Asset Value, End of Period	$94.27	$88.11	$77.23	$93.50	$74.47
Total Return	8.64%	15.99%	-16.12%	27.11%	11.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,001	$928	$752	$889	$646
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.68%	1.44%	1.26%	1.42%
Portfolio Turnover Rate[3]	14%	20%	10%	9%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Tax-Managed Small-Cap Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $272,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,470,515	—	—	9,470,515
Temporary Cash Investments	18,455	—	—	18,455
Total	9,488,970	—	—	9,488,970

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(105)	—	—	(105)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	619,570
Total Distributable Earnings (Loss)	(619,570)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	778
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,047,437
Capital Loss Carryforwards	(922,748)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,125,467

Tax-Managed Small-Cap Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	137,632	134,726
Long-Term Capital Gains	—	—
Total	137,632	134,726
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,441,533
Gross Unrealized Appreciation	3,602,782
Gross Unrealized Depreciation	(555,345)
Net Unrealized Appreciation (Depreciation)	3,047,437
E.  During the year ended December 31, 2024, the fund purchased $2,012,445,000 of investment securities and sold $1,304,205,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $786,490,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were $427,087,000 and sales were $79,163,000, resulting in net realized loss of $3,156,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,219,531	13,525	1,070,519	13,342
Issued in Lieu of Cash Distributions	83,013	920	83,991	1,039
Redeemed	(1,418,616)	(15,697)	(1,250,829)	(15,618)
Net Increase (Decrease)—Admiral Shares	(116,072)	(1,252)	(96,319)	(1,237)
Institutional Shares
Issued	98,939	1,078	92,320	1,198
Issued in Lieu of Cash Distributions	8,180	90	7,645	94
Redeemed	(96,391)	(1,081)	(40,380)	(504)
Net Increase (Decrease)—Institutional Shares	10,728	87	59,585	788
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer

Tax-Managed Small-Cap Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (three of the funds constituting Vanguard Tax-Managed Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Tax-Managed Balanced Fund	89.7%
Tax-Managed Capital Appreciation Fund	96.9
Tax-Managed Small-Cap Fund	79.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
Fund	($000)
Tax-Managed Balanced Fund	52,014
Tax-Managed Capital Appreciation Fund	243,834
Tax-Managed Small-Cap Fund	113,106
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Tax-Managed Balanced Fund	—
Tax-Managed Capital Appreciation Fund	2,066
Tax-Managed Small-Cap Fund	1,071
The Tax-Managed Balanced Fund designates 74% of its income dividends as exempt-interest dividends.
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for the fiscal year.
Fund	($000)
Tax-Managed Balanced Fund	2,487
Tax-Managed Capital Appreciation Fund	—
Tax-Managed Small-Cap Fund	24,526

Q1030 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications filed herewith.

(a)(2)    Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD tax-managed FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.